Schedule of investments

Optimum Fixed Income Fund

June 30, 2019 (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Agency Asset-Backed Securities - 0.05%			Agency Collateralized Mortgage Obligations (continued)
SLM Student Loan Trust			Fannie Mae REMICs
Series 2003-11 A6 144A			Series 2001-14 Z
2.96% (LIBOR03M +			6.00% 5/25/31	3,953	$4,302
0.55%, Floor 0.29%)			Series 2007-30 OE
12/15/25 #•	261,023	$260,967	1.817% 4/25/37 Ω	2,140,082	1,867,847
Series 2008-9 A 4.08%			Series 2008-15 SB
(LIBOR03M + 1.50%)			4.196% (6.60% minus
4/25/23 •	896,930	906,997	LIBOR01M, Cap 6.60%)
Total Agency Asset-Backed			8/25/36 S•	100,535	17,932
Securities (cost $1,162,280)		1,167,964	Series 2008-24 ZA
			5.00% 4/25/38	9,445,058	10,428,342
Agency Collateralized Mortgage Obligations - 3.47%			Series 2009-2 AS
Fannie Mae Connecticut			3.296% (5.70% minus
			LIBOR01M, Cap 5.70%)
Avenue Securities			2/25/39 S•	589,215	66,753
Series 2017-C04 2M2
5.254% (LIBOR01M +			Series 2009-68 SA
2.85%) 11/25/29 •	420,000	432,749	4.346% (6.75% minus
			LIBOR01M, Cap 6.75%)
Series 2018-C02 2M2			9/25/39 S•	184,622	28,878
4.604% (LIBOR01M +
2.20%, Floor 2.20%)			Series 2011-118 DC
8/25/30 •	630,000	632,540	4.00% 11/25/41	907,391	953,612
			Series 2012-98 MI
Series 2018-C03 1M2			3.00% 8/25/31 S	1,063,325	79,229
4.554% (LIBOR01M +
2.15%, Floor 2.15%)			Series 2012-99 AI
10/25/30 •	740,000	744,953	3.50% 5/25/39 S	469,992	26,599
Series 2018-C05 1M2			Series 2012-115 MI
4.754% (LIBOR01M +			3.50% 3/25/42 S	192,883	19,144
2.35%, Floor 2.35%)			Series 2012-120 CI
1/25/31 •	545,000	549,842	3.50% 12/25/31 S	88,813	7,342
Fannie Mae Grantor Trust			Series 2012-121 ID
Series 1999-T2 A1			3.00% 11/25/27 S	36,707	2,777
7.50% 1/19/39 •	6,528	7,102	Series 2012-128 IC
Series 2002-T4 A3			3.00% 11/25/32 S	1,740,682	214,215
7.50% 12/25/41	22,132	25,650	Series 2012-137 WI
Series 2004-T1 1A2			3.50% 12/25/32 S	284,057	34,245
6.50% 1/25/44	5,947	6,789	Series 2012-146 IO
Fannie Mae Interest Strip			3.50% 1/25/43 S	1,576,398	276,946
Series 418 C12			Series 2012-149 IC
3.00% 8/25/33 S	2,012,033	224,509	3.50% 1/25/28 S	1,026,108	85,075
Series 419 C3			Series 2013-1 YI
3.00% 11/25/43 S	465,547	63,081	3.00% 2/25/33 S	1,402,955	166,170
Fannie Mae REMIC Trust			Series 2013-7 EI
Series 2004-W4 A5			3.00% 10/25/40 S	592,575	59,242
5.50% 6/25/34	137,368	138,358	Series 2013-26 ID
Series 2004-W11 1A2			3.00% 4/25/33 S	659,547	78,513
6.50% 5/25/44	38,127	43,648	Series 2013-35 IB
Series 2004-W15 1A1			3.00% 4/25/33 S	990,825	124,096
6.00% 8/25/44	33,917	37,989	Series 2013-35 IG
Fannie Mae REMICs			3.00% 4/25/28 S	673,260	54,797
			Series 2013-38 AI
Series 1999-19 PH			3.00% 4/25/33 S	636,194	73,628
6.00% 5/25/29	67,661	74,570

(continues) NQ-OPTFI [6/19] 8/19 (919145) 1

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)			Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs			Fannie Mae REMICs
Series 2013-41 HI			Series 2017-12 JI
3.00% 2/25/33 S	1,080,052	$105,900	3.50% 5/25/40 S	438,240	$40,230
Series 2013-45 PI			Series 2017-16 WI
3.00% 5/25/33 S	477,019	56,467	3.00% 1/25/45 S	414,530	42,126
Series 2013-69 IJ			Series 2017-25 BL
3.00% 7/25/33 S	554,798	64,425	3.00% 4/25/47	157,000	165,173
Series 2013-103 SK			Series 2017-40 GZ
3.516% (5.92% minus			3.50% 5/25/47	357,038	381,034
LIBOR01M, Cap 5.92%)			Series 2017-77 HZ
10/25/43 S•	1,492,276	313,366	3.50% 10/25/47	507,084	532,733
Series 2015-43 PZ			Series 2017-94 CZ
3.50% 6/25/45	484,425	495,903	3.50% 11/25/47	317,993	335,555
Series 2015-89 AZ			Series 2017-95 FA
3.50% 12/25/45	165,478	170,891	2.836% (LIBOR01M +
Series 2016-6 AI			0.35%, Floor 0.35%)
3.50% 4/25/34 S	817,683	86,179	11/25/47 •	597,785	595,522
Series 2016-30 CI			Series 2017-99 IE
3.00% 5/25/36 S	696,463	79,959	3.00% 12/25/47 S	826,794	100,818
Series 2016-33 DI			Freddie Mac REMICs
3.50% 6/25/36 S	1,741,334	231,686	Series 2165 PE
Series 2016-36 SB			6.00% 6/15/29	59,114	65,496
3.596% (6.00% minus			Series 3143 BC
LIBOR01M, Cap 6.00%)			5.50% 2/15/36	1,461,795	1,639,704
3/25/43 S•	563,362	68,577	Series 3289 SA
Series 2016-40 IO			4.356% (6.75% minus
3.50% 7/25/36 S	221,362	24,879	LIBOR01M, Cap 6.75%)
Series 2016-50 IB			3/15/37 S•	632,587	119,125
3.00% 2/25/46 S	115,347	15,171	Series 4050 EI
Series 2016-62 SA			4.00% 2/15/39 S	756,070	41,031
3.596% (6.00% minus			Series 4109 AI
LIBOR01M, Cap 6.00%)			3.00% 7/15/31 S	1,981,167	147,385
9/25/46 S•	1,842,756	407,940	Series 4135 AI
Series 2016-64 CI			3.50% 11/15/42 S	1,484,164	251,924
3.50% 7/25/43 S	811,717	75,242	Series 4146 IA
Series 2016-71 PI			3.50% 12/15/32 S	905,874	128,590
3.00% 10/25/46 S	1,151,631	132,589	Series 4150 UI
Series 2016-99 DI			3.50% 8/15/32 S	1,863,858	148,874
3.50% 1/25/46 S	540,378	67,956	Series 4161 IM
Series 2016-105 SA			3.50% 2/15/43 S	275,954	54,116
3.596% (6.00% minus			Series 4181 DI
LIBOR01M, Cap 6.00%)			2.50% 3/15/33 S	573,156	54,299
1/25/47 S•	1,124,589	211,858	Series 4185 LI
Series 2017-4 AI			3.00% 3/15/33 S	474,465	56,688
3.50% 5/25/41 S	833,280	47,291	Series 4186 IB
Series 2017-4 BI			3.00% 3/15/33 S	809,496	98,860
3.50% 5/25/41 S	504,984	38,899	Series 4191 CI
Series 2017-6 NI			3.00% 4/15/33 S	192,243	22,798
3.50% 3/25/46 S	103,106	11,082	Series 4342 CI
Series 2017-11 EI			3.00% 11/15/33 S	336,340	31,203
3.00% 3/25/42 S	1,577,615	133,536	Series 4504 IO
			3.50% 5/15/42 S	379,768	27,935

2 NQ-OPTFI [6/19] 8/19 (919145)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)			Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs			Freddie Mac Structured
Series 4527 CI			Agency Credit Risk Debt
3.50% 2/15/44 S	1,168,160	$153,829	Notes
Series 4543 HI			Series 2017-DNA1 M2
3.00% 4/15/44 S	487,435	58,915	5.654% (LIBOR01M +
Series 4618 SA			3.25%, Floor 3.25%)
3.606% (6.00% minus			7/25/29 •	750,000	$792,719
LIBOR01M, Cap 6.00%)			Series 2017-DNA3 M2
9/15/46 S•	570,755	130,574	4.904% (LIBOR01M +
Series 4625 BI			2.50%) 3/25/30 •	315,000	322,066
3.50% 6/15/46 S	1,717,403	274,506	Series 2017-HQA3 M2
Series 4627 PI			4.754% (LIBOR01M +
3.50% 5/15/44 S	1,476,180	160,365	2.35%) 4/25/30 •	790,000	802,429
Series 4644 GI			Series 2018-HQA1 M2
3.50% 5/15/40 S	617,521	46,277	4.704% (LIBOR01M +
Series 4648 SA			2.30%) 9/25/30 •	955,000	958,442
3.606% (6.00% minus			Freddie Mac Structured Pass
LIBOR01M, Cap 6.00%)			Through Certificates
1/15/47 S•	1,273,482	252,420	Series T-54 2A
Series 4655 WI			6.50% 2/25/43 ♦	12,985	15,411
3.50% 8/15/43 S	668,948	55,603	Series T-58 2A
Series 4660 GI			6.50% 9/25/43 ♦	6,086	7,071
3.00% 8/15/43 S	415,405	42,249	GNMA
Series 4663 AI			Series 2008-65 SB
3.00% 3/15/42 S	1,047,028	99,205	3.617% (6.00% minus
Series 4665 NI			LIBOR01M, Cap 6.00%)
3.50% 7/15/41 S	2,521,425	156,663	8/20/38 S•	564,031	65,186
Series 4667 CI			Series 2009-2 SE
3.50% 7/15/40 S	70,928	3,603	3.437% (5.82% minus
Series 4667 LI			LIBOR01M, Cap 5.82%)
3.50% 10/15/43 S	336,777	28,131	1/20/39 S•	1,758,288	222,398
Series 4669 QI			Series 2011-157 SG
3.50% 6/15/41 S	197,192	17,404	4.217% (6.60% minus
Series 4673 WI			LIBOR01M, Cap 6.60%)
3.50% 9/15/43 S	749,912	57,983	12/20/41 S•	845,419	185,937
Series 4674 GI			Series 2011-H21 FT
3.50% 10/15/40 S	65,457	3,421	3.13% (H15T1Y + 0.70%,
			Cap 15.25%, Floor 0.70%)
Series 4676 KZ			10/20/61 •	7,366,585	7,435,410
2.50% 7/15/45	353,626	333,748
Series 4690 WI			Series 2011-H23 FA
3.50% 12/15/43 S	975,131	85,071	3.167% (LIBOR01M +
			0.70%, Cap 11.00%, Floor
Series 4703 CI			0.70%) 10/20/61 •	4,881,158	4,905,943
3.50% 7/15/42 S	1,395,490	112,437	Series 2012-61 PI
Freddie Mac Strips			3.00% 4/20/39 S	43,588	1,615
Series 304 C38			Series 2012-108 KI
3.50% 12/15/27 S	562,290	45,423	4.00% 8/16/42 S	1,683,176	295,274
Series 319 S2			Series 2012-H08 FB
3.606% (6.00% minus			3.067% (LIBOR01M +
LIBOR01M, Cap 6.00%)			0.60%, Cap 11.00%, Floor
11/15/43 S•	559,297	115,310	0.60%) 3/20/62 •	850,041	852,184

(continues) NQ-OPTFI [6/19] 8/19 (919145) 3

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)			Agency Collateralized Mortgage Obligations (continued)
GNMA			GNMA
Series 2012-H18 NA			Series 2016-120 IA
2.987% (LIBOR01M +			3.00% 2/20/46 S	125,513	$12,482
0.52%, Cap 10.50%, Floor			Series 2016-126 NS
0.52%) 8/20/62 •	494,512	$494,722	3.717% (6.10% minus
Series 2012-H29 SA			LIBOR01M, Cap 6.10%)
2.982% (LIBOR01M +			9/20/46 S•	1,025,536	211,645
0.515%, Cap 12.00%,			Series 2016-156 PB
Floor 0.52%) 10/20/62 •	4,279,146	4,283,342	2.00% 11/20/46	362,000	320,886
Series 2013-113 LY			Series 2016-163 XI
3.00% 5/20/43	173,000	175,112	3.00% 10/20/46 S	1,291,903	108,014
Series 2015-44 AI			Series 2016-171 IO
3.00% 8/20/41 S	55,777	4,818	3.00% 7/20/44 S	2,001,097	125,195
Series 2015-74 CI			Series 2016-H06 FD
3.00% 10/16/39 S	891,490	74,232	3.387% (LIBOR01M +
Series 2015-111 IH			0.92%, Cap 7.50%, Floor
3.50% 8/20/45 S	1,281,395	105,303	0.92%) 7/20/65 •	1,796,688	1,817,144
Series 2015-142 AI			Series 2017-11 IM
4.00% 2/20/44 S	244,486	18,470	3.00% 5/20/42 S	2,595,965	152,433
Series 2015-H10 FA			Series 2017-18 QI
3.067% (LIBOR01M +			4.00% 3/16/41 S	939,227	104,662
0.60%, Cap 7.50%)			Series 2017-18 QS
4/20/65 •	13,221,475	13,212,900	3.706% (6.10% minus
Series 2015-H11 FC			LIBOR01M, Cap 6.10%)
3.017% (LIBOR01M +			2/16/47 S•	1,175,172	215,775
0.55%, Cap 7.50%, Floor			Series 2017-34 DY
0.55%) 5/20/65 •	1,613,522	1,609,385	3.50% 3/20/47	230,000	245,423
Series 2015-H12 FB			Series 2017-56 JZ
3.067% (LIBOR01M +			3.00% 4/20/47	304,116	301,091
0.60%, Cap 7.50%, Floor			Series 2017-101 AI
0.60%) 5/20/65 •	6,749,915	6,745,768	4.00% 7/20/47 S	736,529	100,202
Series 2015-H20 FB			Series 2017-101 TI
3.067% (LIBOR01M +			4.00% 3/20/44 S	1,070,244	94,355
0.60%, Cap 7.50%, Floor			Series 2017-107 QZ
0.60%) 8/20/65 •	1,763,968	1,762,780	3.00% 8/20/45	229,827	225,996
Series 2015-H30 FD			Series 2017-121 IL
3.067% (LIBOR01M +			3.00% 2/20/42 S	82,965	5,465
0.60%, Cap 11.00%, Floor
0.60%) 10/20/65 •	129,582	129,965	Series 2017-130 YJ
			2.50% 8/20/47	270,000	266,521
Series 2016-75 JI
3.00% 9/20/43 S	3,264,058	245,018	Series 2017-134 ES
			3.817% (6.20% minus
Series 2016-89 QS			LIBOR01M, Cap 6.20%)
3.667% (6.05% minus			9/20/47 S•	749,253	124,173
LIBOR01M, Cap 6.05%)			Series 2017-134 KI
7/20/46 S•	923,121	188,221	4.00% 5/20/44 S	939,202	103,701
Series 2016-108 SK			Series 2017-141 JS
3.667% (6.05% minus			3.817% (6.20% minus
LIBOR01M, Cap 6.05%)			LIBOR01M, Cap 6.20%)
8/20/46 S•	1,482,588	334,535	9/20/47 S•	1,178,264	205,071
Series 2016-118 ES			Series 2017-144 EI
3.717% (6.10% minus			3.00% 12/20/44 S	1,573,642	115,406
LIBOR01M, Cap 6.10%)
9/20/46 S•	955,207	197,346

4 NQ-OPTFI [6/19] 8/19 (919145)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)			Agency Commercial Mortgage-Backed Securities
GNMA			(continued)
Series 2017-163 ZK			FREMF Mortgage Trust
3.50% 11/20/47	3,490,496	$3,654,649	Series 2013-K712 B 144A
Series 2018-1 ST			3.454% 5/25/45 #•	470,000	$470,163
3.817% (6.20% minus			Series 2013-K713 B 144A
LIBOR01M, Cap 6.20%)			3.263% 4/25/46 #•	285,000	285,920
1/20/48 S•	2,512,067	495,744	Series 2013-K713 C 144A
Series 2018-11 AI			3.263% 4/25/46 #•	945,000	946,103
3.00% 1/20/46 S	953,335	78,244	Series 2014-K716 B 144A
Series 2018-13 PZ			4.08% 8/25/47 #•	500,000	514,711
3.00% 1/20/48	229,539	225,969	Series 2014-K717 B 144A
Series 2018-14 ZE			3.753% 11/25/47 #•	1,225,000	1,255,251
3.50% 1/20/48	126,091	127,813	Series 2014-K717 C 144A
Series 2018-24 HZ			3.753% 11/25/47 #•	1,290,000	1,311,399
3.00% 2/20/48	116,565	113,473	Series 2015-K48 B 144A
Series 2018-34 TY			3.762% 8/25/48 #•	1,080,000	1,100,995
3.50% 3/20/48	196,000	201,709	Series 2015-K49 B 144A
Series 2018-37 SA			3.848% 10/25/48 #•	840,000	865,582
3.817% (6.20% minus			Series 2015-K721 C 144A
LIBOR01M, Cap 6.20%)			3.681% 11/25/47 #•	475,000	482,505
3/20/48 S•	844,290	180,123	Series 2016-K53 B 144A
Series 2018-46 AS			4.156% 3/25/49 #•	280,000	292,868
3.817% (6.20% minus			Series 2016-K722 B 144A
LIBOR01M, Cap 6.20%)
3/20/48 S•	3,041,037	628,478	3.971% 7/25/49 #•	425,000	436,827
			Series 2017-K71 B 144A
Total Agency Collateralized			3.882% 11/25/50 #•	470,000	484,550
Mortgage Obligations			Total Agency Commercial
(cost $85,873,494)		84,811,460	Mortgage-Backed Securities
			(cost $16,538,161)		16,906,670
Agency Commercial Mortgage-Backed Securities - 0.69%
Freddie Mac Multifamily			Agency Mortgage-Backed Securities - 23.25%
Structured Pass Through
Certificates			Fannie Mae
Series K058 A2 2.653%			5.50% 3/1/37	6,543	6,893
8/25/26 ♦	685,000	699,070	5.50% 7/1/37	12,789	13,076
Series X3FX A2FX 3.00%			Fannie Mae ARM
6/25/27 ♦	1,070,000	1,095,026	4.585% (LIBOR12M +
			1.83%, Cap 10.159%,
FREMF Mortgage Trust			Floor 1.83%) 8/1/35 •	8,854	9,304
Series 2011-K10 B 144A			Fannie Mae S.F. 15 yr
4.781% 11/25/49 #•	550,000	562,996	4.50% 7/1/20	64	65
Series 2011-K15 B 144A
5.116% 8/25/44 #•	75,000	78,589	Fannie Mae S.F. 30 yr
Series 2012-K18 B 144A			3.00% 4/1/43	1,131,143	1,150,117
4.401% 1/25/45 #•	1,000,000	1,043,173	3.00% 11/1/46	8,912,269	9,023,654
Series 2012-K22 B 144A			3.00% 7/1/49	592,000	597,159
3.812% 8/25/45 #•	665,000	688,493	3.50% 2/1/48	4,321,213	4,464,366
Series 2013-K24 B 144A			3.50% 7/1/48	12,053,219	12,402,435
3.622% 11/25/45 #•	3,675,000	3,781,753	3.50% 6/1/49	28,008,365	28,664,573
Series 2013-K25 C 144A			4.00% 10/1/40	19,308	20,359
3.744% 11/25/45 #•	500,000	510,696	4.00% 11/1/40	108,045	113,915
			4.00% 3/1/46	98,478	103,100

(continues) NQ-OPTFI [6/19] 8/19 (919145) 5

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Agency Mortgage-Backed Securities (continued)			Agency Mortgage-Backed Securities (continued)
Fannie Mae S. F. 30 yr			Fannie Mae S.F. 30 yr TBA
4.00% 9/1/48	17,282,110	$17,924,983	3.50% 8/13/49	73,900,000	$75,508,020
4.00% 3/1/49	78,181,731	80,768,420	4.50% 7/1/49	6,100,000	6,373,666
4.00% 4/1/49	51,870,809	53,631,922	Freddie Mac ARM
4.50% 5/1/35	65,944	70,744	4.75% (LIBOR12M +
4.50% 8/1/35	120,898	129,619	1.625%, Cap 10.50%)
4.50% 9/1/35	113,826	122,082	2/1/38•	14,874	15,619
4.50% 5/1/39	440,582	472,730	5.055% (LIBOR12M +
4.50% 8/1/39	807,987	867,329	2.18%, Cap 10.583%)
4.50% 11/1/39	356,020	384,254	5/1/37•	150,856	161,334
4.50% 6/1/40	390,538	419,001	Freddie Mac S.F. 20 yr
4.50% 7/1/40	375,567	408,438	5.50% 10/1/23	16,333	17,418
4.50% 8/1/40	94,266	101,130	5.50% 8/1/24	7,148	7,625
4.50% 4/1/41	68,523	73,591	Freddie Mac S.F. 30 yr
4.50% 10/1/43	476,921	511,988	3.00% 12/1/48	20,292,957	20,480,993
4.50% 9/1/48	703,128	746,042	3.50% 8/1/48	158,937	163,110
4.50% 12/1/48	3,166,775	3,325,766	3.50% 9/1/48	5,741,498	5,883,736
5.00% 3/1/34	1,899	2,064	3.50% 11/1/48	10,868,649	11,279,178
5.00% 4/1/34	11,917	12,985	4.50% 4/1/39	53,784	57,800
5.00% 8/1/34	18,044	19,700	4.50% 7/1/42	498,515	535,614
5.00% 4/1/35	4,879	5,302	4.50% 8/1/44	171,302	184,055
5.00% 12/1/37	1,595	1,724	4.50% 8/1/48	3,652,111	3,880,854
5.00% 3/1/38	126,799	137,114	5.00% 12/1/44	1,249,789	1,357,733
5.00% 6/1/38	5,622	6,036	5.50% 6/1/41	1,954,939	2,171,863
5.00% 2/1/39	4,027	4,256	5.50% 9/1/41	3,086,015	3,427,970
5.00% 5/1/40	92,883	100,916	6.00% 7/1/40	4,844,433	5,493,114
5.00% 6/1/44	835,331	918,587	6.50% 11/1/33	21,039	23,755
5.00% 7/1/47	616,780	669,142	6.50% 1/1/35	66,474	77,753
5.50% 12/1/33	11,660	12,583	7.00% 1/1/38	18,136	20,918
5.50% 2/1/35	269,144	298,970	GNMA II S. F. 30 yr
5.50% 5/1/44	10,872,112	12,075,182	5.50% 5/20/37	113,566	121,051
5.50% 8/1/48	820,132	892,871	6.00% 4/20/34	3,662	3,904
6.00% 9/1/36	15,274	16,973	6.00% 2/20/39	126,420	136,901
6.00% 8/1/38	31,674	34,694	6.00% 10/20/39	209,420	232,409
6.00% 12/1/38	6,420	7,279	6.00% 2/20/40	512,293	561,361
6.00% 6/1/41	2,042,270	2,314,582	6.00% 4/20/46	165,048	187,980
6.00% 7/1/41	4,288,020	4,862,534	GNMA II S. F. 30 yr TBA
6.00% 7/1/41	2,535,520	2,875,201	4.00% 8/20/49	6,000,000	6,217,735
6.00% 1/1/42	1,792,535	2,031,765	Total Agency Mortgage-Backed
6.50% 11/1/33	2,863	3,175	Securities (cost $564,632,676)		568,606,529
6.50% 2/1/36	32,272	36,747
6.50% 3/1/36	56,216	62,459	Agency Obligation - 0.10%
6.50% 6/1/36	84,446	96,775	Federal Home Loan Mortgage
6.50% 2/1/38	19,368	21,733	2.25% 11/24/20	2,300,000	2,310,836
6.50% 11/1/38	5,684	6,668	Total Agency Obligation
Fannie Mae S. F. 30 yr TBA			(cost $2,300,000)		2,310,836
3.00% 8/1/49	61,200,000	61,646,319
3.50% 7/1/49	7,100,000	7,256,422
3.50% 8/1/49	108,700,000	111,065,247

6 NQ-OPTFI [6/19] 8/19 (919145)

(Unaudited)

		Principal	Value		Principal	Value
		amount°	(US $)		amount°	(US $)
Collateralized Debt Obligations - 2.82%				Collateralized Debt Obligations (continued)
AMMC CLO 21				Crown Point CLO 5
Series 2017-21A A 144A				Series 2018-5A A 144A
3.826% (LIBOR03M +				3.528% (LIBOR03M +
1.25%) 11/2/30 #•		2,400,000	$2,394,456	0.94%) 7/17/28 #•	400,000	$398,133
AMMC CLO XII				ECP CLO
Series 2013-12A AR 144A				Series 2015-7A A1R 144A
3.745% (LIBOR03M +				3.732% (LIBOR03M +
1.20%, Floor 1.20%)				1.14%) 4/22/30 #•	3,000,000	2,967,942
11/10/30 #•		2,000,000	1,991,500	Galaxy XXI CLO
Apex Credit CLO				Series 2015-21A AR 144A
Series 2017-1A A1 144A				3.612% (LIBOR03M +
4.051% (LIBOR03M +				1.02%) 4/20/31 #•	1,650,000	1,630,746
1.47%, Floor 1.47%)				Jamestown CLO IV
4/24/29 #•		1,275,000	1,274,424	Series 2014-4A A1CR
Series 2018-1A A2 144A				144A 3.287% (LIBOR03M
3.61% (LIBOR03M +				+ 0.69%) 7/15/26 #•	693,661	691,473
1.03%) 4/25/31 #•		2,400,000	2,373,482	Jamestown CLO VII
Arbor Realty CLO				Series 2015-7A A1R 144A
Series 2017-FL3 A 144A				3.41% (LIBOR03M +
3.384% (LIBOR01M +				0.83%, Floor 0.83%)
0.99%) 12/15/27 #•		250,000	250,233	7/25/27 #•	700,000	698,287
Arbour CLO IV				Jamestown CLO VIII
Series 4A A2R 144A				Series 2015-8A A1AR
0.87% (EURIBOR03M +				144A 3.467% (LIBOR03M
0.87%, Floor 0.87%)				+ 0.87%, Floor 0.87%)
1/15/30 #•	EUR	2,600,000	2,956,460	1/15/28 #•	1,500,000	1,495,052
Atlas Senior Loan Fund X				Marathon CLO V
Series 2018-10A A 144A				Series 2013-5A A1R 144A
3.687% (LIBOR03M +				3.392% (LIBOR03M +
1.09%) 1/15/31 #•		1,500,000	1,481,275	0.87%) 11/21/27 #•	1,100,000	1,092,369
Atrium XII				Mariner CLO 5
Series 12A AR 144A				Series 2018-5A A 144A
3.422% (LIBOR03M +				3.69% (LIBOR03M +
0.83%) 4/22/27 #•		2,500,000	2,494,680	1.11%, Floor 1.11%)
BlueMountain CLO				4/25/31 #•	1,800,000	1,787,134
Series 2015-1A A1R 144A				Midocean Credit CLO VIII
3.927% (LIBOR03M +				Series 2018-8A A1 144A
1.33%) 4/13/27 #•		400,000	400,080	3.67% (LIBOR03M +
Catamaran CLO				1.15%) 2/20/31 #•	1,750,000	1,732,834
Series 2013-1A AR 144A				Midocean Credit CLO IX
3.432% (LIBOR03M +				Series 2018-9A A1 144A
0.85%) 1/27/28 #•		3,500,000	3,484,016	3.742% (LIBOR03M +
CFIP CLO				1.15%, Floor 1.15%)
Series 2017-1A A 144A				7/20/31 #•	1,250,000	1,236,877
3.821% (LIBOR03M +				Monarch Grove CLO
1.22%) 1/18/30 #•		2,300,000	2,300,570	Series 2018-1A A1 144A
CIFC Funding				3.46% (LIBOR03M +
Series 2015-2A AR 144A				0.88%) 1/25/28 #•	5,100,000	5,061,643
3.377% (LIBOR03M +				Mountain View CLO X
0.78%, Floor 0.78%)				Series 2015-10A AR 144A
4/15/27 #•		2,050,000	2,044,322	3.417% (LIBOR03M +
				0.82%, Floor 0.82%)
				10/13/27 #•	2,000,000	1,997,560

(continues) NQ-OPTFI [6/19] 8/19 (919145) 7

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Collateralized Debt Obligations (continued)			Collateralized Debt Obligations (continued)
OCP CLO			Venture XVII CLO
Series 2015-9A A1R 144A			Series 2014-17A ARR
3.397% (LIBOR03M +			144A 3.477% (LIBOR03M
0.80%) 7/15/27 #•	2,100,000	$2,095,162	+ 0.88%) 4/15/27 #•	400,000	$398,840
Series 2015-10A A1R			Venture XX CLO
144A 3.406% (LIBOR03M			Series 2015-20A AR 144A
+ 0.82%) 10/26/27 #•	3,200,000	3,189,274	3.417% (LIBOR03M +
Series 2017-13A A1A			0.82%) 4/15/27 #•	2,000,000	1,996,458
144A 3.857% (LIBOR03M			Venture XXVIII CLO
+ 1.26%) 7/15/30 #•	1,000,000	999,906	Series 2017-28A A2 144A
Octagon Investment Partners			3.702% (LIBOR03M +
XIX			1.11%) 7/20/30 #•	2,100,000	2,090,760
Series 2014-1A AR 144A			Venture CDO
3.697% (LIBOR03M +			Series 2016-25A A1 144A
1.10%) 4/15/26 #•	467,977	468,170	4.082% (LIBOR03M +
OFSI Fund VI			1.49%) 4/20/29 #•	490,000	489,853
Series 2014-6A A1R 144A			Voya CLO
3.247% (LIBOR03M +			Series 2014-3A A1R 144A
0.65%) 3/20/25 #•	429,665	429,234	3.30% (LIBOR03M +
OFSI Fund VII			0.72%) 7/25/26 #•	727,439	725,521
Series 2014-7A AR 144A			WhiteHorse IX
3.501% (LIBOR03M +			Series 2014-9A AR 144A
0.90%) 10/18/26 #•	1,347,384	1,343,921	3.748% (LIBOR03M +
Sounds Point CLO IV-R			1.16%) 7/17/26 #•	267,867	267,864
Series 2013-3RA A 144A			Z Capital Credit Partners CLO
3.751% (LIBOR03M +			Series 2015-1A A1R 144A
1.15%, Floor 1.15%)			3.551% (LIBOR03M +
4/18/31 #•	1,000,000	993,582	0.95%, Floor 0.95%)
Staniford Street CLO			7/16/27 #•	2,600,000	2,588,505
Series 2014-1A AR 144A			Total Collateralized Debt
3.59% (LIBOR03M +			Obligations
1.18%) 6/15/25 #•	535,042	535,451	(cost $69,219,942)		68,967,670
TICP CLO I
Series 2015-1A AR 144A			Convertible Bonds - 0.07%
3.392% (LIBOR03M +			GAIN Capital Holdings 5.00%
0.80%) 7/20/27 #•	1,200,000	1,196,444	exercise price $8.20,
Venture 33 CLO			maturity date 8/15/22	554,000	476,662
Series 2018-33A A1L 144A			Huron Consulting Group
3.737% (LIBOR03M +			1.25% exercise price
1.14%, Floor 1.14%)			$79.89, maturity date
7/15/31 #•	1,250,000	1,242,524	10/1/19	826,000	822,162
Venture 34 CLO			Synchronoss Technologies
Series 2018-34A A 144A			0.75% exercise price
3.827% (LIBOR03M +			$53.17, maturity date
1.23%, Floor 1.23%)			8/15/19	300,000	299,849
10/15/31 #•	2,500,000	2,484,365
Venture XVI CLO			Total Convertible Bonds
Series 2014-16A ARR			(cost $1,687,672)		1,598,673
144A 3.447% (LIBOR03M
+ 0.85%, Floor 0.85%)			Corporate Bonds - 35.95%
1/15/28 #•	1,200,000	1,196,288	Banking - 12.04%
			Akbank T.A. S. 144A
			7.20% 3/16/27 #µ	840,000	747,345

8 NQ-OPTFI [6/19] 8/19 (919145)

(Unaudited)

		Principal	Value			Principal	Value
		amount°	(US $)			amount°	(US $)
Corporate Bonds (continued)				Corporate Bonds (continued)
Banking (continued)				Banking (continued)
Ally Financial				BB&T
3.75% 11/18/19		100,000	$100,263	3.75% 12/6/23		1,780,000	$1,879,073
4.125% 3/30/20		1,000,000	1,012,170	3.875% 3/19/29		520,000	556,372
8.00% 3/15/20		100,000	103,625	BNP Paribas
Banco Bilbao Vizcaya				144A 4.705% 1/10/25 #µ		1,600,000	1,720,452
Argentaria				144A 7.375%#µy		700,000	778,473
5.875%µy	EUR	400,000	471,467	7.375%µy		500,000	556,053
6.75%µy	EUR	400,000	468,235	Branch Banking & Trust
Banco de Credito e				2.85% 4/1/21		670,000	676,215
Inversiones 144A				CIT Group 4.125% 3/9/21		400,000	408,620
3.50% 10/12/27 #		570,000	576,062	Citibank 3.40% 7/23/21		540,000	551,514
Banco Mercantil del Norte				Citigroup
144A 6.75%#µy		315,000	315,000	2.65% 10/26/20		3,200,000	3,211,740
Banco Santander				3.20% 10/21/26		1,000,000	1,021,235
2.706% 6/27/24		2,600,000	2,605,720	4.044% 6/1/24 µ		1,800,000	1,903,054
3.306% 6/27/29		5,000,000	5,037,070	4.05% 7/30/22		150,000	156,519
6.25%µy	EUR	1,300,000	1,557,685	4.075% 4/23/29 µ		3,400,000	3,652,918
Banco Santander Mexico				Citizens Bank
144A 4.125% 11/9/22 #		745,000	766,233	2.55% 5/13/21		950,000	952,425
Bank of America				Compass Bank
2.625% 4/19/21		1,000,000	1,006,432	2.875% 6/29/22		1,220,000	1,231,268
2.999% (LIBOR03M +				3.875% 4/10/25		1,145,000	1,186,390
0.65%) 6/25/22 •		1,800,000	1,805,661	Cooperatieve Rabobank
3.004% 12/20/23 µ		1,896,000	1,931,085	3.016% (LIBOR03M +
3.252% (LIBOR03M +				0.43%) 4/26/21 •		500,000	501,745
0.66%) 7/21/21 •		900,000	903,022	3.75% 7/21/26		1,350,000	1,378,955
3.30% 1/11/23		716,000	738,600	4.375% 8/4/25		2,000,000	2,134,890
3.458% 3/15/25 µ		7,905,000	8,205,614	5.50%µy	EUR	1,800,000	2,133,584
3.55% 3/5/24 µ		2,100,000	2,176,116	6.875% 3/19/20	EUR	2,400,000	2,864,646
3.864% 7/23/24 µ		2,200,000	2,308,938	Credit Suisse Group
4.125% 1/22/24		200,000	213,953	144A 3.869% 1/12/29 #µ		3,720,000	3,836,483
5.875%µy		900,000	940,230	144A 4.207% 6/12/24 #µ		1,435,000	1,507,622
Bank of China 144A				144A 6.25%#µy		2,035,000	2,125,303
5.00% 11/13/24 #		795,000	856,173	144A 7.50%#µy		1,685,000	1,810,170
Bank of Georgia 144A
6.00% 7/26/23 #		690,000	697,141	Credit Suisse Group Funding
				Guernsey
Bank of Ireland 7.375%µy	EUR	300,000	360,742	2.75% 3/26/20		2,199,000	2,202,839
Bank of Nova Scotia
1.875% 4/26/21		4,500,000	4,484,849	3.125% 12/10/20		250,000	251,984
Barclays				3.80% 9/15/22		3,350,000	3,472,978
3.905% (LIBOR03M +				3.80% 6/9/23		2,300,000	2,385,982
1.38%) 5/16/24 •		1,800,000	1,774,735	DBS Group Holdings 144A
4.61% 2/15/23 µ		1,200,000	1,244,146	4.52% 12/11/28 #µ		940,000	997,364
4.972% 5/16/29 µ		3,000,000	3,200,794	Deutsche Bank
6.50%µy	EUR	1,000,000	1,151,232	2.70% 7/13/20		500,000	497,958
				3.567% (LIBOR03M +
7.125%µy	GBP	1,800,000	2,391,633	0.97%) 7/13/20 •		100,000	99,373
8.00%µy		1,000,000	1,049,465	4.25% 10/14/21		2,000,000	2,026,945
Barclays Bank				5.00% 2/14/22		3,100,000	3,195,782
7.625% 11/21/22		1,800,000	1,966,671

(continues) NQ-OPTFI [6/19] 8/19 (919145) 9

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value			Principal	Value
		amount°	(US $)			amount°	(US $)
Corporate Bonds (continued)				Corporate Bonds (continued)
Banking (continued)				Banking (continued)
Fifth Third Bancorp				KeyBank
3.65% 1/25/24		790,000	$830,641	3.40% 5/20/26		1,995,000	$2,047,588
3.95% 3/14/28		2,490,000	2,684,532	6.95% 2/1/28		1,220,000	1,530,032
Fifth Third Bank				Lloyds Bank
3.85% 3/15/26		200,000	211,216	2.40% 3/17/20		400,000	399,859
Goldman Sachs Group				2.70% 8/17/20		1,500,000	1,505,858
2.876% 10/31/22 µ		300,000	302,465	144A 12.00%#µy		1,100,000	1,339,663
2.908% 6/5/23 µ		600,000	606,762	Lloyds Banking Group
3.20% 2/23/23		2,200,000	2,252,202	3.186% (LIBOR03M +
3.61% (LIBOR03M +				0.80%) 6/21/21 •		600,000	600,403
1.20%) 9/15/20 •		1,700,000	1,717,013	7.625%µy	GBP	2,500,000	3,464,430
3.688% (LIBOR03M +				7.875%µy	GBP	1,300,000	1,876,829
1.17%) 11/15/21 •		1,700,000	1,714,256	Mitsubishi UFJ Financial
3.94% (LIBOR03M +				Group
1.36%) 4/23/21 •		1,300,000	1,320,002	2.19% 9/13/21		2,350,000	2,337,942
4.223% 5/1/29 µ		4,700,000	5,041,841	3.218% 3/7/22		500,000	510,587
6.00% 6/15/20		2,440,000	2,521,471	3.51% (LIBOR03M +
HSBC Bank 144A				1.06%) 9/13/21 •		1,600,000	1,617,586
4.125% 8/12/20 #		500,000	509,989	3.535% 7/26/21		2,500,000	2,556,332
HSBC Holdings				Mitsubishi UFJ Trust &
2.65% 1/5/22		200,000	200,795	Banking 144A
3.40% 3/8/21		400,000	406,187	2.65% 10/19/20 #		500,000	501,742
3.52% (LIBOR03M +				Mizuho Bank 144A
1.00%) 5/18/24 •		1,000,000	1,003,245	2.40% 3/26/20 #		1,100,000	1,100,891
3.813% (LIBOR03M +				Mizuho Financial Group
1.50%) 1/5/22 •		5,200,000	5,315,773	3.59% (LIBOR03M +
4.181% (LIBOR03M +				1.14%) 9/13/21 •		1,900,000	1,924,761
1.66%) 5/25/21 •		1,200,000	1,226,664	Morgan Stanley
4.30% 3/8/26		200,000	214,911	2.50% 4/21/21		3,500,000	3,507,107
6.00%µy	EUR	900,000	1,183,412	3.095% (LIBOR03M +
Huntington Bancshares				0.55%) 2/10/21 •		3,000,000	3,004,056
2.30% 1/14/22		670,000	669,647	3.125% 1/23/23		400,000	409,160
JPMorgan Chase & Co.				3.737% 4/24/24 µ		2,000,000	2,085,855
2.25% 1/23/20		10,800,000	10,797,332	3.772% (LIBOR03M +
3.22% 3/1/25 µ		500,000	514,453	1.18%) 1/20/22 •		200,000	202,159
3.48% (LIBOR03M +				3.78% (LIBOR03M +
0.90%) 4/25/23 •		1,000,000	1,005,149	1.22%) 5/8/24 •		1,610,000	1,633,487
3.572% (LIBOR03M +				4.431% 1/23/30 µ		600,000	664,777
1.10%) 6/7/21 •		2,900,000	2,937,330	5.00% 11/24/25		1,010,000	1,118,347
3.702% 5/6/30 µ		1,010,000	1,065,355	5.50% 1/26/20		480,000	488,304
3.797% 7/23/24 µ		900,000	944,395	Nationwide Building Society
4.005% 4/23/29 µ		900,000	971,146	144A 3.766% 3/8/24 #µ		800,000	816,743
4.023% 12/5/24 µ		3,720,000	3,952,395	144A 4.302% 3/8/29 #µ		5,200,000	5,448,791
4.40% 7/22/20		400,000	408,940	10.25%y•	GBP	625,000	1,301,699
JPMorgan Chase Bank				PNC Bank
2.926% (LIBOR03M +				2.70% 11/1/22		760,000	767,610
0.34%) 4/26/21 •		3,000,000	3,004,145	4.05% 7/26/28		1,350,000	1,473,332
KeyBank				PNC Financial Services Group
2.30% 9/14/22		730,000	731,016	3.45% 4/23/29		2,360,000	2,485,544

10 NQ-OPTFI [6/19] 8/19 (919145)

(Unaudited)

		Principal	Value		Principal	Value
		amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)				Corporate Bonds (continued)
Banking (continued)				Banking (continued)
Popular 6.125% 9/14/23		440,000	$468,050	UBS Group Funding
Royal Bank of Canada				Switzerland
2.30% 3/22/21		2,300,000	2,311,392	144A 4.125% 9/24/25 #	870,000	$928,714
Royal Bank of Scotland Group				144A 4.377% (LIBOR03M
3.498% 5/15/23 µ		500,000	505,670	+ 1.78%) 4/14/21 #•	400,000	409,789
4.80% 4/5/26		5,000,000	5,350,715	6.875%µy	2,445,000	2,549,460
7.50%µy		700,000	719,250	7.125%µy	540,000	568,350
8.625%µy		5,170,000	5,584,892	UniCredit
Santander UK				144A 6.497% (LIBOR03M
3.14% (LIBOR03M +				+ 3.90%) 1/14/22 #•	2,200,000	2,289,340
0.62%) 6/1/21 •		1,300,000	1,303,251	144A 7.83% 12/4/23 #	2,900,000	3,315,058
3.40% 6/1/21		500,000	508,423	US Bancorp
3.75% 11/15/21		200,000	206,237	3.375% 2/5/24	3,205,000	3,345,702
144A 5.00% 11/7/23 #		1,985,000	2,097,680	3.60% 9/11/24	1,275,000	1,339,139
Santander UK Group Holdings				3.95% 11/17/25	3,070,000	3,335,859
3.823% 11/3/28 µ		3,200,000	3,235,122	US Bank 3.40% 7/24/23	565,000	590,167
7.375%µy	GBP	2,200,000	2,973,825	USB Capital IX 3.617%
Societe Generale 144A				(LIBOR03M + 1.02%)y•	1,820,000	1,490,616
4.25% 4/14/25 #		3,600,000	3,692,339	Wells Fargo & Co.
Standard Chartered 144A				2.55% 12/7/20	2,800,000	2,808,202
3.65% (LIBOR03M +				3.465% (LIBOR03M +
1.13%) 8/19/19 #•		6,200,000	6,209,009	0.93%) 2/11/22 •	1,300,000	1,307,945
State Bank of India 3.263%				3.584% 5/22/28 µ	5,300,000	5,540,469
(LIBOR03M + 0.95%)				Wells Fargo Bank
4/6/20•		900,000	902,193	3.325% 7/23/21 µ	2,250,000	2,271,561
State Street 3.10% 5/15/23		525,000	539,195	Woori Bank 144A
Sumitomo Mitsui Financial				4.75% 4/30/24 #	800,000	855,537
Group 4.133% (LIBOR03M						294,500,913
+ 1.68%) 3/9/21 •		2,300,000	2,348,127
SunTrust Bank				Basic Industry - 1.21%
2.45% 8/1/22		1,160,000	1,163,507	BHP Billiton Finance USA
3.00% 2/2/23		585,000	596,924	144A 6.25% 10/19/75 #µ	2,595,000	2,705,988
				Braskem Finance
3.30% 5/15/26		540,000	550,113	6.45% 2/3/24	830,000	919,441
SunTrust Banks				Braskem Netherlands Finance
2.70% 1/27/22		1,105,000	1,113,150	4.50% 1/10/28	800,000	812,200
4.00% 5/1/25		250,000	267,759	CK Hutchison International 17
SVB Financial Group				144A 2.875% 4/5/22 #	405,000	409,118
3.50% 1/29/25		1,060,000	1,081,642	CSN Resources 144A
Turkiye Garanti Bankasi 144A				7.625% 4/17/26 #	955,000	1,015,485
6.25% 4/20/21 #		590,000	598,948	Cydsa 144A
UBS				6.25% 10/4/27 #	545,000	546,913
144A 3.031% (LIBOR03M				Equate Petrochemical 144A
+ 0.58%) 6/8/20 #•		2,000,000	2,010,756	3.00% 3/3/22 #	625,000	625,141
5.125% 5/15/24		200,000	212,534	Freeport-McMoRan
7.625% 8/17/22		500,000	560,973	5.45% 3/15/43	205,000	188,600
UBS Group Funding				Georgia-Pacific
Switzerland				144A 2.539% 11/15/19 #	500,000	500,046
144A 3.00% 4/15/21 #		2,400,000	2,422,144	8.00% 1/15/24	2,242,000	2,770,460

(continues) NQ-OPTFI [6/19] 8/19 (919145) 11

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Basic Industry (continued)			Basic Industry (continued)
Gold Fields Orogen Holdings			Westlake Chemical
BVI 144A			4.375% 11/15/47	620,000	$584,613
6.125% 5/15/29 #	715,000	$786,500			29,564,732
Hudbay Minerals 144A
7.625% 1/15/25 #	170,000	176,375	Brokerage - 0.31%
Huntsman International			Jefferies Group
5.125% 11/15/22	1,000,000	1,057,668	4.15% 1/23/30	780,000	748,025
Israel Chemicals 144A			6.45% 6/8/27	331,000	374,976
6.375% 5/31/38 #	975,000	1,099,254	6.50% 1/20/43	270,000	293,393
Joseph T Ryerson & Son 144A			Lazard Group
11.00% 5/15/22 #	160,000	169,250	3.75% 2/13/25	2,100,000	2,182,955
Mexichem 144A			4.375% 3/11/29	3,880,000	4,105,012
5.50% 1/15/48 #	915,000	910,425			7,704,361
NOVA Chemicals 144A			Capital Goods - 1.47%
5.00% 5/1/25 #	226,000	237,017	Advanced Disposal Services
Novelis 144A			144A 5.625% 11/15/24 #	285,000	299,606
6.25% 8/15/24 #	202,000	212,294	Aeropuertos Argentina 2000
Novolipetsk Steel Via Steel			144A 6.875% 2/1/27 #	590,938	579,857
Funding DAC 144A			Ardagh Packaging Finance
4.00% 9/21/24 #	715,000	716,660	144A 6.00% 2/15/25 #	205,000	212,687
OCP			Bioceanico Sovereign
144A 4.50% 10/22/25 #	755,000	775,559	Certificate 144A
144A 6.875% 4/25/44 #	210,000	241,326	2.884% 6/5/34 #	590,000	399,725
Petkim Petrokimya Holding			BMC East 144A
144A 5.875% 1/26/23 #	675,000	653,778	5.50% 10/1/24 #	250,000	254,375
Phosagro OAO via Phosagro			Boise Cascade 144A
Bond Funding DAC 144A			5.625% 9/1/24 #	312,000	319,800
3.95% 11/3/21 #	685,000	692,145	Bombardier 144A
RPM International			6.00% 10/15/22 #	310,000	312,880
4.55% 3/1/29	1,655,000	1,749,051	BWAY Holding 144A
SASOL Financing USA			5.50% 4/15/24 #	460,000	462,013
5.875% 3/27/24	3,145,000	3,408,798	Covanta Holding
6.50% 9/27/28	250,000	280,717	5.875% 7/1/25	230,000	240,063
Sociedad Quimica y Minera de			EnPro Industries
Chile ADR 144A			5.75% 10/15/26	105,000	107,625
4.25% 5/7/29 #	515,000	544,226	General Electric
Starfruit Finco 144A			4.65% 10/17/21	89,000	92,730
8.00% 10/1/26 #	195,000	201,337	5.55% 5/4/20	470,000	480,896
Steel Dynamics			6.00% 8/7/19	1,025,000	1,028,386
5.50% 10/1/24	510,000	529,763	Grupo Cementos de
Suzano Austria 144A			Chihuahua 144A
5.00% 1/15/30 #	735,000	746,613	5.25% 6/23/24 #	730,000	745,330
Syngenta Finance			Heathrow Funding 144A
144A 3.933% 4/23/21 #	825,000	840,036	4.875% 7/15/21 #	200,000	213,048
144A 4.441% 4/24/23 #	470,000	488,726	Ingersoll-Rand Luxembourg
144A 5.182% 4/24/28 #	1,235,000	1,285,312	Finance 3.80% 3/21/29	1,985,000	2,083,538
Tronox Finance 144A			International Airport Finance
5.75% 10/1/25 #	185,000	180,144	144A 12.00% 3/15/33 #	630,000	702,450
Vedanta Resources 144A			Klabin Austria 144A
7.125% 5/31/23 #	510,000	503,753	7.00% 4/3/49 #	725,000	767,630

12 NQ-OPTFI [6/19] 8/19 (919145)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Capital Goods (continued)			Communications (continued)
L3Harris Technologies			CCO Holdings
3.063% (LIBOR03M +			144A 5.00% 2/1/28 #	900,000	$921,330
0.48%) 4/30/20 •	3,100,000	$3,099,315	144A 5.875% 5/1/27 #	400,000	423,000
Masco 5.95% 3/15/22	304,000	328,924	Charter Communications
Northrop Grumman			Operating
2.55% 10/15/22	1,380,000	1,388,012	3.579% 7/23/20	500,000	504,509
3.25% 8/1/23	2,065,000	2,136,317	4.464% 7/23/22	4,330,000	4,550,100
nVent Finance			5.05% 3/30/29	2,420,000	2,668,306
4.55% 4/15/28	1,795,000	1,824,527	5.125% 7/1/49	1,135,000	1,154,573
Parker-Hannifin			Comcast 3.70% 4/15/24	2,970,000	3,152,850
3.30% 11/21/24	65,000	67,505	Comunicaciones Celulares Via
Standard Industries			Comcel Trust 144A
144A 5.00% 2/15/27 #	520,000	527,800	6.875% 2/6/24 #	795,000	824,316
144A 6.00% 10/15/25 #	145,000	154,606	CSC Holdings
Textron 3.095% (LIBOR03M			6.75% 11/15/21	400,000	429,000
+ 0.55%) 11/10/20 •	2,900,000	2,900,026	144A 7.75% 7/15/25 #	420,000	455,448
TransDigm 144A			Digicel Group One 144A
6.25% 3/15/26 #	215,000	225,481	8.25% 12/30/22 #	234,000	131,040
United Technologies			Digicel Group Two
3.65% 8/16/23	1,400,000	1,466,606	144A 8.25% 9/30/22 #	221,000	49,725
4.125% 11/16/28	2,105,000	2,313,362	144A PIK 9.125%
Waste Management			4/1/24 #D	893,807	192,168
2.95% 6/15/24	1,205,000	1,239,812	Discovery Communications
4.00% 7/15/39	6,210,000	6,681,050	4.125% 5/15/29	1,100,000	1,140,623
4.15% 7/15/49	2,035,000	2,237,835	5.20% 9/20/47	6,145,000	6,489,672
		35,893,817	DISH DBS 5.125% 5/1/20	200,000	201,498
Communications - 3.74%			Fox
Altice France 144A			144A 3.666% 1/25/22 #	900,000	930,147
6.25% 5/15/24 #	200,000	206,750	144A 4.709% 1/25/29 #	1,225,000	1,367,702
Altice Luxembourg 144A			144A 5.576% 1/25/49 #	1,290,000	1,574,697
7.75% 5/15/22 #	200,000	203,750	Gray Television 144A
Amazon. com 3.15% 8/22/27	1,700,000	1,787,740	5.875% 7/15/26 #	380,000	395,200
AT&T			GTP Acquisition Partners I
3.20% 3/1/22	100,000	102,159	144A 2.35% 6/15/20 #	530,000	528,356
3.27% (LIBOR03M +			Level 3 Financing
0.75%) 6/1/21 •	2,200,000	2,211,622	5.375% 5/1/25	786,000	813,510
3.547% (LIBOR03M +			Millicom International Cellular
0.95%) 7/15/21 •	500,000	504,531	144A 6.25% 3/25/29 #	630,000	677,634
3.616% (LIBOR03M +			NBCUniversal Media
1.18%) 6/12/24 •	6,100,000	6,181,037	5.15% 4/30/20	900,000	920,387
3.80% 3/1/24	100,000	105,220	SBA Tower Trust 144A
3.875% 1/15/26	535,000	559,988	2.898% 10/15/19 #	600,000	599,991
4.10% 2/15/28	2,276,000	2,413,259	Sirius XM Radio 144A
4.35% 3/1/29	1,970,000	2,115,194	5.375% 4/15/25 #	287,000	297,045
4.85% 7/15/45	905,000	967,368	Sprint
Baidu 3.875% 9/29/23	565,000	586,298	7.125% 6/15/24	185,000	196,618
C&W Senior Financing 144A			7.25% 9/15/21	300,000	319,500
7.50% 10/15/26 #	615,000	642,675	7.625% 3/1/26	200,000	213,700
			7.875% 9/15/23	916,000	998,440

(continues) NQ-OPTFI [6/19] 8/19 (919145) 13

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Communications (continued)			Consumer Cyclical - 2.35%
Sprint Communications			AMC Entertainment Holdings
144A 7.00% 3/1/20 #	400,000	$411,000	6.125% 5/15/27	405,000	$362,475
7.00% 8/15/20	260,000	270,075	BMW US Capital 144A
Sprint Spectrum 144A			3.035% (LIBOR03M +
4.738% 3/20/25 #	1,465,000	1,523,600	0.50%) 8/13/21 #•	300,000	300,984
Telefonica Emisiones			Boyd Gaming
5.52% 3/1/49	6,110,000	7,078,322	6.375% 4/1/26	410,000	435,268
Tencent Holdings			Daimler Finance North
144A 3.491% (LIBOR03M			America
+ 0.91%) 4/11/24 #•	200,000	200,186	144A 2.00% 7/6/21 #	400,000	395,898
144A 3.975% 4/11/29 #	645,000	674,432	144A 2.20% 10/30/21 #	200,000	198,008
Time Warner Cable			144A 2.965% (LIBOR03M
7.30% 7/1/38	2,120,000	2,574,463	+ 0.43%) 2/12/21 #•	1,400,000	1,398,899
Time Warner Entertainment			144A 3.40% 2/22/22 #	500,000	510,150
8.375% 3/15/23	1,415,000	1,677,189	144A 3.405% (LIBOR03M
T-Mobile USA			+ 0.84%) 5/4/23 #•	1,200,000	1,200,254
6.375% 3/1/25 =	50,000	0	144A 3.75% 11/5/21 #	300,000	307,653
6.50% 1/15/26 =	760,000	0	Dollar Tree 3.70% 5/15/23	2,735,000	2,838,794
6.50% 1/15/26	540,000	585,122	DR Horton 4.00% 2/15/20	400,000	402,899
Turk Telekomunikasyon 144A			Ford Motor Credit
6.875% 2/28/25 #	700,000	706,549	1.897% 8/12/19	1,000,000	999,072
Unitymedia 144A			3.20% 1/15/21	4,200,000	4,213,458
6.125% 1/15/25 #	215,000	224,729	3.273% (LIBOR03M +
UPCB Finance IV 144A			0.93%) 9/24/20 •	1,900,000	1,898,608
5.375% 1/15/25 #	488,000	502,791	3.60% (LIBOR03M +
Verizon Communications			1.27%) 3/28/22 •	400,000	393,701
3.376% 2/15/25	357,000	372,788	5.139% (LIBOR03M +
3.618% (LIBOR03M +			2.55%) 1/7/21 •	1,900,000	1,934,350
1.10%) 5/15/25 •	3,200,000	3,243,800	5.729% (LIBOR03M +
144A 4.016% 12/3/29 #	3,203,000	3,472,152	3.14%) 1/7/22 •	1,480,000	1,526,668
4.016% 12/3/29	459,000	497,570	5.75% 2/1/21	700,000	728,945
4.125% 3/16/27	1,500,000	1,634,254	General Motors
4.329% 9/21/28	3,427,000	3,792,898	6.75% 4/1/46	245,000	277,390
4.50% 8/10/33	4,610,000	5,194,330	General Motors Financial
4.522% 9/15/48	315,000	352,356	3.442% (LIBOR03M +
Viacom 4.375% 3/15/43	2,190,000	2,144,587	0.85%) 4/9/21 •	500,000	499,939
Virgin Media Secured Finance			4.35% 4/9/25	1,530,000	1,579,419
144A 5.25% 1/15/26 #	730,000	750,776	5.25% 3/1/26	3,000,000	3,220,560
Vodafone Group 3.591%			Harley-Davidson Financial
(LIBOR03M + 0.99%)			Services 144A
1/16/24 •	750,000	752,412	2.85% 1/15/21 #	1,300,000	1,302,681
VTR Finance 144A			Hilton Domestic Operating
6.875% 1/15/24 #	631,000	655,451	5.125% 5/1/26	1,000,000	1,046,250
Zayo Group			JD. com 3.125% 4/29/21	930,000	933,612
144A 5.75% 1/15/27 #	405,000	413,100	Live Nation Entertainment
6.375% 5/15/25	94,000	96,228	144A 5.625% 3/15/26 #	465,000	488,831
			Lowe’s
		91,509,836	3.65% 4/5/29	570,000	595,988
			4.05% 5/3/47	565,000	560,889
			4.55% 4/5/49	5,340,000	5,763,513

14 NQ-OPTFI [6/19] 8/19 (919145)

(Unaudited)

		Principal	Value		Principal	Value
		amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)				Corporate Bonds (continued)
Consumer Cyclical (continued)				Consumer Non-Cyclical (continued)
McDonald’s 3.012%				Adani Ports & Special
(LIBOR03M + 0.43%)				Economic Zone 144A
10/28/21 •		2,600,000	$2,602,458	4.375% 7/3/29 #	475,000	$482,363
MGM Resorts International				Allergan Finance
5.25% 3/31/20		200,000	203,750	3.25% 10/1/22	300,000	304,998
5.75% 6/15/25		620,000	677,338	Allergan Funding
6.625% 12/15/21		300,000	324,750	3.00% 3/12/20	1,400,000	1,404,335
6.75% 10/1/20		700,000	733,250	3.45% 3/15/22	1,000,000	1,021,083
Murphy Oil USA				Anheuser-Busch InBev
5.625% 5/1/27		190,000	198,550	Worldwide 3.65% 2/1/26	7,085,000	7,457,904
Nissan Motor Acceptance				Atento Luxco 1 144A
144A 2.15% 9/28/20 #		500,000	497,331	6.125% 8/10/22 #	355,000	358,506
144A 2.80% 1/13/22 #		200,000	200,581	BAT International Finance
144A 3.875% 9/21/23 #		3,000,000	3,113,179	144A 2.75% 6/15/20 #	700,000	701,728
Penn National Gaming 144A				Bausch Health 144A
5.625% 1/15/27 #		505,000	499,950	5.50% 11/1/25 #	395,000	413,269
Resorts World Las Vegas				Becton Dickinson
144A 4.625% 4/16/29 #		700,000	723,342	3.363% 6/6/24	2,000,000	2,066,458
Royal Caribbean Cruises				Boston Scientific
3.70% 3/15/28		1,440,000	1,451,249	3.375% 5/15/22	800,000	822,745
Sands China 5.40% 8/8/28		1,800,000	1,958,514	Bristol-Myers Squibb
Schaeffler Finance				144A 2.90% 7/26/24 #	1,520,000	1,554,374
3.25% 5/15/25	EUR	2,600,000	3,065,213	144A 4.125% 6/15/39 #	2,685,000	2,913,745
Scientific Games International				144A 4.25% 10/26/49 #	2,975,000	3,279,407
144A 8.25% 3/15/26 #		430,000	452,571	Central Nippon Expressway
10.00% 12/1/22		401,000	422,053	2.079% 11/5/19	1,200,000	1,198,734
Toyota Industries 144A				Charles River Laboratories
3.11% 3/12/22 #		1,600,000	1,628,473	International 144A
Toyota Motor Credit 2.925%				5.50% 4/1/26 #	360,000	379,728
(LIBOR03M + 0.40%)				Cigna
5/17/22 •		400,000	401,134	144A 3.487% (LIBOR03M
Volkswagen Group of America				+ 0.89%) 7/15/23 #•	830,000	829,860
Finance				144A 4.125% 11/15/25 #	3,540,000	3,762,529
144A 3.875% 11/13/20 #		800,000	817,015	Cott Holdings 144A
144A 4.00% 11/12/21 #		500,000	516,091	5.50% 4/1/25 #	260,000	265,850
Wolverine World Wide 144A				CVS Health
5.00% 9/1/26 #		400,000	396,000	3.083% (LIBOR03M +
ZF North America Capital				0.63%) 3/9/20 •	1,400,000	1,403,689
144A 4.00% 4/29/20 #		250,000	251,299	3.35% 3/9/21	500,000	506,934
			57,449,247	4.10% 3/25/25	3,480,000	3,670,822
				5.05% 3/25/48	25,000	26,630
Consumer Non-Cyclical - 2.89%				CVS Pass Through Trust 144A
AbbVie				5.773% 1/10/33 # ♦	75,425	84,156
2.85% 5/14/23		900,000	906,716	Danone 144A
3.20% 5/14/26		500,000	506,737	2.589% 11/2/23 #	1,500,000	1,508,614
3.75% 11/14/23		1,200,000	1,251,971	Encompass Health
Adani Abbot Point Terminal				5.75% 11/1/24	471,000	481,386
144A 4.45% 12/15/22 #		1,179,000	1,147,337	5.75% 9/15/25	370,000	386,187
				Equifax 3.388% (LIBOR03M
				+ 0.87%) 8/15/21 •	700,000	698,414

(continues) NQ-OPTFI [6/19] 8/19 (919145) 15

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value			Principal	Value
	amount°	(US $)			amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Consumer Non-Cyclical (continued)			Consumer Non-Cyclical (continued)
HCA			Takeda Pharmaceutical 144A
5.875% 3/15/22	400,000	$437,159	4.40% 11/26/23 #		2,235,000	$2,395,258
5.875% 2/15/26	595,000	658,963	Tenet Healthcare
7.58% 9/15/25	30,000	34,800	5.125% 5/1/25		705,000	710,287
IHS Markit 3.625% 5/1/24	600,000	619,140	Teva Pharmaceutical Finance
Imperial Brands Finance			Netherlands II
144A 2.95% 7/21/20 #	700,000	701,997	1.125% 10/15/24	EUR	300,000	283,344
144A 3.75% 7/21/22 #	470,000	483,882	Teva Pharmaceutical Finance
JBS Investments 144A			Netherlands III
7.25% 4/3/24 #	465,000	483,794	6.00% 4/15/24		1,950,000	1,846,406
JBS Investments II 144A			6.75% 3/1/28		720,000	666,900
7.00% 1/15/26 #	890,000	966,095	Tyson Foods 2.65% 8/15/19		1,500,000	1,500,277
JBS USA			Universal Health Services
144A 5.75% 6/15/25 #	225,000	234,844	144A 5.00% 6/1/26 #		210,000	217,875
144A 5.875% 7/15/24 #	320,000	330,000	WellCare Health Plans 144A
KAR Auction Services 144A			5.375% 8/15/26 #		745,000	791,563
5.125% 6/1/25 #	290,000	296,525	Zimmer Biomet Holdings
Kernel Holding 144A			3.15% 4/1/22		300,000	305,177
8.75% 1/31/22 #	890,000	941,446	4.625% 11/30/19		1,270,000	1,280,334
Kraft Heinz Foods 3.365%						70,558,256
(LIBOR03M + 0.82%)			Energy - 3.92%
8/10/22 •	300,000	298,781	Abu Dhabi Crude Oil Pipeline
Marfrig Holdings Europe			144A 4.60% 11/2/47 #		580,000	638,312
144A 8.00% 6/8/23 #	935,000	975,906	ADES International Holding
Mars			144A 8.625% 4/24/24 #		695,000	691,400
144A 3.875% 4/1/39 #	335,000	355,035	Antero Midstream Partners
144A 3.95% 4/1/49 #	4,290,000	4,616,949	144A 5.75% 3/1/27 #		1,400,000	1,403,500
MHP			Cheniere Energy Partners
144A 6.95% 4/3/26 #	455,000	462,152	5.25% 10/1/25		620,000	643,250
144A 7.75% 5/10/24 #	520,000	554,653	Chesapeake Energy
New York and Presbyterian			8.00% 1/15/25		275,000	255,063
Hospital 4.063% 8/1/56	690,000	753,403	Crestwood Midstream
Pernod Ricard			Partners 5.75% 4/1/25		405,000	412,087
144A 4.25% 7/15/22 #	150,000	157,358	Diamond Offshore Drilling
144A 4.45% 1/15/22 #	1,200,000	1,255,740	7.875% 8/15/25		290,000	276,950
Pilgrim’s Pride 144A			Ecopetrol 5.875% 9/18/23		30,000	33,300
5.75% 3/15/25 #	365,000	371,387	Enable Midstream Partners
Post Holdings 144A			4.95% 5/15/28		700,000	735,004
5.75% 3/1/27 #	325,000	337,187	Enbridge
Prime Security Services			2.984% (LIBOR03M +
Borrower			0.40%) 1/10/20 •		3,750,000	3,751,139
144A 5.75% 4/15/26 #	90,000	93,150	3.11% (LIBOR03M +
144A 9.25% 5/15/23 #	157,000	165,176	0.70%) 6/15/20 •		2,050,000	2,055,919
Rede D’or Finance 144A			Energy Transfer Operating
4.95% 1/17/28 #	945,000	941,456	4.25% 3/15/23		700,000	731,075
Reynolds American			5.25% 4/15/29		2,605,000	2,915,595
4.00% 6/12/22	900,000	933,632	6.25% 4/15/49		565,000	669,702
Shire Acquisitions Investments			6.625%µy		1,235,000	1,156,602
Ireland 2.875% 9/23/23	300,000	303,016

16 NQ-OPTFI [6/19] 8/19 (919145)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Energy (continued)			Energy (continued)
Energy Transfer Partners			Petroleos Mexicanos
5.00% 10/1/22	3,525,000	$3,747,673	4.625% 9/21/23	7,580,000	$7,428,400
5.75% 9/1/20	400,000	411,259	6.101% (LIBOR03M +
Ensco Rowan 7.75% 2/1/26	186,000	139,500	3.65%) 3/11/22 •	110,000	110,385
Enterprise Products Operating			6.50% 3/13/27	390,000	385,593
3.125% 7/31/29	1,715,000	1,727,475	6.75% 9/21/47	115,000	102,695
4.20% 1/31/50	3,478,000	3,587,953	Precision Drilling 144A
Gazprom OAO Via Gaz			7.125% 1/15/26 #	165,000	160,463
Capital 144A			Rio Oil Finance Trust
4.95% 3/23/27 #	465,000	492,032	Series 2014-1
Genesis Energy			9.25% 7/6/24	153,876	172,149
6.75% 8/1/22	285,000	288,563	Sabine Pass Liquefaction
Geopark 144A			5.625% 3/1/25	1,455,000	1,629,877
6.50% 9/21/24 #	655,000	677,106	5.75% 5/15/24	8,456,000	9,406,350
Gran Tierra Energy 144A			6.25% 3/15/22	400,000	434,202
7.75% 5/23/27 #	580,000	571,590	Saudi Arabian Oil
KazMunayGas National 144A			144A 4.25% 4/16/39 #	530,000	537,088
6.375% 10/24/48 #	730,000	871,985	144A 4.375% 4/16/49 #	395,000	400,732
Kinder Morgan Energy			Schlumberger Holdings 144A
Partners			4.30% 5/1/29 #	2,300,000	2,464,995
5.00% 10/1/21	620,000	650,129	Sinopec Group Overseas
6.85% 2/15/20	2,000,000	2,051,123	Development 2015
Marathon Oil 4.40% 7/15/27	3,065,000	3,257,266	2.50% 4/28/20	1,200,000	1,200,163
MPLX			Southwestern Energy
4.80% 2/15/29	805,000	886,935	7.75% 10/1/27	195,000	187,687
4.875% 12/1/24	2,620,000	2,852,507	Spectra Energy Partners
5.50% 2/15/49	3,835,000	4,345,329	3.179% (LIBOR03M +
Murphy Oil 6.875% 8/15/24	885,000	933,675	0.70%) 6/5/20 •	500,000	501,540
Noble Energy			Summit Midstream Holdings
3.90% 11/15/24	565,000	589,592	5.75% 4/15/25	210,000	184,800
4.95% 8/15/47	865,000	918,274	Targa Resources Partners
5.05% 11/15/44	2,085,000	2,218,932	5.375% 2/1/27	340,000	353,600
			Tecpetrol 144A
NuStar Logistics			4.875% 12/12/22 #	685,000	667,875
5.625% 4/28/27	205,000	207,306
			Transocean 144A
Oasis Petroleum 144A			9.00% 7/15/23 #	70,000	74,813
6.25% 5/1/26 #	515,000	500,837
			Transocean Proteus 144A
ONEOK			6.25% 12/1/24 #	243,750	252,586
4.35% 3/15/29	1,500,000	1,604,280	Transportadora de Gas del Sur
7.50% 9/1/23	2,035,000	2,383,419	144A 6.75% 5/2/25 #	520,000	504,405
Pertamina Persero 144A			Tullow Oil 144A
4.875% 5/3/22 #	525,000	554,138	7.00% 3/1/25 #	960,000	978,000
Petrobras Global Finance			Whiting Petroleum
5.999% 1/27/28	5,191,000	5,525,819	6.625% 1/15/26	140,000	135,713
6.125% 1/17/22	170,000	182,476	Woodside Finance
6.25% 3/17/24	3,265,000	3,583,501	144A 3.70% 9/15/26 #	400,000	406,692
6.85% 6/5/15	1,700,000	1,766,572	144A 4.60% 5/10/21 #	600,000	618,343
6.90% 3/19/49	590,000	629,530	YPF
7.25% 3/17/44	600,000	672,606	144A 8.50% 6/27/29 #	560,000	552,272
7.375% 1/17/27	385,000	442,943

(continues) NQ-OPTFI [6/19] 8/19 (919145) 17

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Energy (continued)			Finance Companies (continued)
YPF			Pine Street Trust I 144A
144A 48.75% (BADLARPP			4.572% 2/15/29 #	125,000	$130,979
+ 4.00%) 7/7/20 #•	805,000	$315,963	SMBC Aviation Capital
		95,808,604	Finance 144A
			3.00% 7/15/22 #	400,000	405,043
Finance Companies - 1.37%			Springleaf Finance
AerCap Ireland Capital			6.125% 3/15/24	1,500,000	1,616,250
3.50% 1/15/25	300,000	301,808	8.25% 12/15/20	2,600,000	2,798,250
3.65% 7/21/27	2,705,000	2,691,991	Temasek Financial I 144A
4.45% 10/1/25	1,200,000	1,265,641	2.375% 1/23/23 #	560,000	563,812
4.45% 4/3/26	150,000	158,340	Waha Aerospace
4.625% 10/30/20	1,000,000	1,025,425	3.925% 7/28/20	315,000	316,331
4.625% 7/1/22	1,100,000	1,148,864			33,522,155
Air Lease 4.25% 2/1/24	900,000	949,672
Aviation Capital Group			Insurance - 0.82%
144A 4.375% 1/30/24 #	1,730,000	1,822,333	Acrisure 144A
144A 4.875% 10/1/25 #	1,090,000	1,176,864	7.00% 11/15/25 #	380,000	344,850
144A 6.75% 4/6/21 #	500,000	534,052	AIA Group 144A
			3.90% 4/6/28 #	1,000,000	1,063,599
Avolon Holdings Funding			Ambac Assurance 144A
144A 3.95% 7/1/24 #	2,340,000	2,400,442	5.10% 6/7/20 #	29,743	42,123
144A 4.375% 5/1/26 #	1,090,000	1,123,191	Ambac LSNI 144A 7.319%
BOC Aviation			(LIBOR03M + 5.00%)
144A 2.375% 9/15/21 #	910,000	900,173	2/12/23 #•	127,908	130,306
2.375% 9/15/21	600,000	593,521	AssuredPartners 144A
3.00% 5/23/22	300,000	300,816	7.00% 8/15/25 #	428,000	427,465
Citicorp Lease Pass Through			Athene Global Funding 144A
Trust Series 1999-1 144A			3.562% (LIBOR03M +
8.04% 12/15/19 # ♦	148,754	152,432	1.23%) 7/1/22 #•	700,000	706,316
DAE Funding			AXA Equitable Holdings
144A 5.25% 11/15/21 #	875,000	911,094	5.00% 4/20/48	1,585,000	1,636,211
144A 5.75% 11/15/23 #	275,000	289,437	HUB International 144A
GATX 3.285% (LIBOR03M +			7.00% 5/1/26 #	90,000	91,463
0.72%) 11/5/21 •	2,100,000	2,091,760	Liberty Mutual Group 144A
GE Capital International			4.569% 2/1/29 #	320,000	351,856
Funding Unlimited			Marsh & McLennan
2.342% 11/15/20	251,000	249,842	4.375% 3/15/29	2,535,000	2,803,533
Goodman HK Finance			MetLife 144A
4.375% 6/19/24	550,000	577,461	9.25% 4/8/38 #	1,100,000	1,541,755
Intercontinental Exchange			MetLife Capital Trust IV 144A
3.45% 9/21/23	1,225,000	1,276,163	7.875% 12/15/37 #	300,000	378,479
3.75% 9/21/28	225,000	242,673	Nationstar Mortgage Holdings
International Lease Finance			144A 8.125% 7/15/23 #	2,000,000	2,045,000
8.625% 1/15/22	1,455,000	1,660,999	Nuveen Finance 144A
Navient 8.00% 3/25/20	200,000	207,500	4.125% 11/1/24 #	770,000	829,689
NFP 144A 6.875% 7/15/25 #	414,000	411,288	Prudential Financial
NTT Finance 1.90% 7/21/21	200,000	198,353	4.35% 2/25/50	2,675,000	3,007,051
ORIX 3.20% 1/19/22	500,000	508,615	5.375% 5/15/45 µ	765,000	806,325
Park Aerospace Holdings Ltd			USI 144A 6.875% 5/1/25 #	1,338,000	1,327,965
144A 3.625% 3/15/21 #	400,000	404,520	Voya Financial
144A 5.25% 8/15/22 #	2,000,000	2,116,220	4.70% 1/23/48 µ	795,000	726,026

18 NQ-OPTFI [6/19] 8/19 (919145)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Insurance (continued)			Technology - 1.67%
Willis North America			Broadcom
4.50% 9/15/28	450,000	$484,493	2.20% 1/15/21	1,300,000	$1,288,864
XLIT			2.65% 1/15/23	1,300,000	1,282,058
5.054% (LIBOR03M +			3.00% 1/15/22	2,200,000	2,209,299
2.458%)y•	510,000	490,375	144A 3.125% 4/15/21 #	4,130,000	4,158,116
5.50% 3/31/45	725,000	855,226	144A 3.125% 10/15/22 #	1,000,000	1,005,858
		20,090,106	3.50% 1/15/28	895,000	850,090
Natural Gas - 0.20%			3.625% 1/15/24	1,000,000	1,010,836
AmeriGas Partners			144A 4.25% 4/15/26 #	1,005,000	1,018,993
5.875% 8/20/26	465,000	495,225	CDK Global
Brooklyn Union Gas 144A			5.00% 10/15/24	840,000	882,000
3.865% 3/4/29 #	2,605,000	2,801,841	5.875% 6/15/26	364,000	386,750
KazTransGas 144A			CommScope Technologies
4.375% 9/26/27 #	630,000	643,016	144A 5.00% 3/15/27 #	183,000	160,125
NiSource 5.65%µy	875,000	853,751	Dell International
		4,793,833	4.42% 6/15/21	1,600,000	1,649,221
Real Estate Investment Trusts - 0.57%			144A 4.42% 6/15/21 #	300,000	309,053
American Tower			144A 5.45% 6/15/23 #	600,000	647,093
3.00% 6/15/23	600,000	606,005	EMC 2.65% 6/1/20	1,900,000	1,889,818
3.375% 5/15/24	500,000	514,457	First Data 144A
			5.75% 1/15/24 #	610,000	628,300
American Tower Trust #1
144A 3.07% 3/15/23 #	1,285,000	1,306,637	Fiserv 3.80% 10/1/23	510,000	537,272
Corporate Office Properties			Infor US 6.50% 5/15/22	70,000	71,495
3.60% 5/15/23	690,000	695,056	International Business
			Machines
5.25% 2/15/24	670,000	718,143	3.00% 5/15/24	1,265,000	1,300,117
Crown Castle International			3.30% 5/15/26	1,815,000	1,880,778
3.80% 2/15/28	2,115,000	2,197,391	4.25% 5/15/49	1,830,000	1,968,313
4.30% 2/15/29	1,180,000	1,269,746	Microchip Technology
5.25% 1/15/23	1,325,000	1,443,170	3.922% 6/1/21	380,000	386,894
CubeSmart 3.125% 9/1/26	670,000	662,857	4.333% 6/1/23	2,700,000	2,813,235
Equinix 5.375% 5/15/27	350,000	376,065	NXP
ESH Hospitality 144A
5.25% 5/1/25 #	585,000	601,087	144A 4.125% 6/1/21 #	5,365,000	5,502,344
Growthpoint Properties			144A 4.30% 6/18/29 #	635,000	655,466
International 144A			144A 4.625% 6/15/22 #	300,000	315,000
5.872% 5/2/23 #	610,000	644,007	144A 4.625% 6/1/23 #	1,000,000	1,056,600
Hospitality Properties Trust			144A 4.875% 3/1/24 #	1,700,000	1,824,049
4.50% 3/15/25	522,000	522,074	Oracle 2.50% 5/15/22	1,200,000	1,212,906
Iron Mountain US Holdings			Symantec 4.20% 9/15/20	2,000,000	2,031,547
144A 5.375% 6/1/26 #	380,000	383,325			40,932,490
MGM Growth Properties			Transportation - 0.58%
Operating Partnership			American Airlines 2011-1
144A 5.75% 2/1/27 #	145,000	156,419	Class A Pass Through Trust
WEA Finance 144A			5.25% 1/31/21 ♦	237,797	245,026
3.25% 10/5/20 #	1,800,000	1,817,252	American Airlines 2015-1
		13,913,691	Class A Pass Through Trust
			3.375% 5/1/27 ♦	963,338	981,930

(continues) NQ-OPTFI [6/19] 8/19 (919145) 19

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Transportation (continued)			Utilities - 2.81%
American Airlines 2016-3			Aegea Finance 144A
Class AA Pass Through			5.75% 10/10/24 #	785,000	$813,660
Trust 3.00% 10/15/28 ♦	1,166,071	$1,166,409	AEP Texas 2.40% 10/1/22	200,000	200,671
Ashtead Capital 144A			AES Andres 144A
5.25% 8/1/26 #	400,000	419,000	7.95% 5/11/26 #	840,000	912,458
Avis Budget Car Rental 144A			AES Gener
6.375% 4/1/24 #	69,000	72,623	144A 5.25% 8/15/21 #	20,000	20,918
Continental Airlines 2009-2			144A 7.125% 3/26/79 #µ	605,000	646,297
Class A Pass Through Trust			American Electric Power
7.25% 11/10/19 ♦	510,989	518,424	2.15% 11/13/20	300,000	299,339
Delta Air Lines			American Transmission
3.625% 3/15/22	500,000	508,695	Systems 144A
Delta Air Lines 2007-1 Class			5.25% 1/15/22 #	1,955,000	2,084,115
A Pass Through Trust			Atlantic City Electric
6.821% 8/10/22 ♦	213,841	235,611	4.00% 10/15/28	590,000	648,355
Doric Nimrod Air Finance			Ausgrid Finance 144A
Alpha 2012-1 Class A Pass			3.85% 5/1/23 #	1,279,000	1,327,231
Through Trust 144A			Avangrid 3.15% 12/1/24	305,000	311,061
5.125% 11/30/22 # ♦	900,127	937,498	Berkshire Hathaway Energy
ERAC USA Finance			3.75% 11/15/23	1,145,000	1,208,788
144A 2.70% 11/1/23 #	300,000	300,620	Calpine
144A 4.50% 8/16/21 #	200,000	208,497	5.75% 1/15/25	92,000	91,655
FedEx 4.05% 2/15/48	1,735,000	1,666,146	144A 5.875% 1/15/24 #	145,000	148,625
Kansas City Southern			CenterPoint Energy
3.00% 5/15/23	500,000	507,795	3.85% 2/1/24	1,635,000	1,715,198
Latam Airlines 2015-1 Pass			4.25% 11/1/28	1,015,000	1,097,332
Through Trust Class A
4.20% 11/15/27 ♦	405,856	411,822	6.125%µy	935,000	969,394
Latam Finance 144A			Cleveland Electric Illuminating
7.00% 3/1/26 #	605,000	633,133	5.50% 8/15/24	515,000	584,219
Penske Truck Leasing			ComEd Financing III
144A 3.95% 3/10/25 #	1,000,000	1,049,658	6.35% 3/15/33	680,000	693,216
144A 4.45% 1/29/26 #	2,100,000	2,252,521	Consolidated Edison of New
			York 2.749% (LIBOR03M
United Airlines 2014-1 Class			+ 0.40%) 6/25/21 •	500,000	501,421
A Pass Through Trust
4.00% 4/11/26 ♦	272,388	286,674	Duke Energy 144A 3.028%
			(LIBOR03M + 0.50%)
United Airlines 2014-2 Class			5/14/21 #•	3,300,000	3,309,064
A Pass Through Trust
3.75% 9/3/26 ♦	520,937	542,192	Emera 6.75% 6/15/76 µ	1,285,000	1,379,422
United Airlines 2019-1 Class			Enel 144A 8.75% 9/24/73 #µ	645,000	746,587
AA Pass Through Trust			Enel Finance International
4.15% 8/25/31 ♦	150,000	160,859	144A 2.875% 5/25/22 #	1,100,000	1,108,767
United Rentals North America			Engie Energia Chile 144A
5.50% 5/15/27	560,000	590,800	4.50% 1/29/25 #	200,000	210,883
US Airways 2012-2 Class A			Entergy Arkansas
Pass Through Trust 4.625%			3.75% 2/15/21	200,000	204,066
6/3/25 ♦	435,420	471,181	4.20% 4/1/49	935,000	1,031,347
		14,167,114	Entergy Louisiana
			4.00% 3/15/33	95,000	104,831
			4.05% 9/1/23	240,000	255,407
			4.95% 1/15/45	235,000	248,514

20 NQ-OPTFI [6/19] 8/19 (919145)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Utilities (continued)			Utilities (continued)
Entergy Mississippi			Puget Energy
3.85% 6/1/49	1,515,000	$1,585,930	6.50% 12/15/20	3,800,000	$4,010,350
Evergy 4.85% 6/1/21	545,000	564,501	Sempra Energy
Exelon			2.86% (LIBOR03M +
2.45% 4/15/21	200,000	199,961	0.45%) 3/15/21 •	2,050,000	2,042,114
3.497% 6/1/22	1,075,000	1,101,985	3.097% (LIBOR03M +
3.95% 6/15/25	670,000	715,580	0.50%) 1/15/21 •	451,000	449,642
FirstEnergy 2.85% 7/15/22	200,000	202,655	Southern California Edison
FirstEnergy Transmission 144A			4.20% 3/1/29	1,050,000	1,118,424
4.55% 4/1/49 #	440,000	481,354	4.875% 3/1/49	1,970,000	2,216,367
Infraestructura Energetica			Southern Power 144A
Nova 144A			2.937% (LIBOR03M +
4.875% 1/14/48 #	595,000	529,550	0.55%) 12/20/20 #•	1,700,000	1,700,585
Interstate Power & Light			Southwestern Electric Power
4.10% 9/26/28	2,910,000	3,157,257	4.10% 9/15/28	4,110,000	4,430,990
Israel Electric 144A			State Grid Overseas
5.00% 11/12/24 #	425,000	460,997	Investment 2016 144A
Kallpa Generacion 144A			2.25% 5/4/20 #	645,000	643,983
4.125% 8/16/27 #	870,000	900,450	Trans-Allegheny Interstate
Kansas City Power & Light			Line 144A 3.85% 6/1/25 #	525,000	555,140
3.65% 8/15/25	1,350,000	1,426,790	Vistra Operations 144A
LG&E & KU Energy			5.50% 9/1/26 #	715,000	757,006
4.375% 10/1/21	1,555,000	1,611,696			68,837,981
Louisville Gas & Electric
4.25% 4/1/49	250,000	280,889	Total Corporate Bonds
National Rural Utilities			(cost $849,435,586)		879,247,136
Cooperative Finance			Municipal Bonds - 0.67%
4.75% 4/30/43 µ	1,195,000	1,174,524
5.25% 4/20/46 µ	865,000	882,996	American Municipal Power,
Nevada Power			Ohio (Combined
2.75% 4/15/20	970,000	973,562	Hydroelectric Projects)
New York State Electric & Gas			Series B
144A 3.25% 12/1/26 #	1,015,000	1,038,127	8.084% 2/15/50	1,500,000	2,612,010
NextEra Energy Capital			California State Various
Holdings			Purposes
2.70% 9/15/19	450,000	450,005	(Build America Bonds)
2.90% 4/1/22	2,315,000	2,355,286	7.55% 4/1/39	395,000	626,099
			(High-Speed Passenger
3.15% 4/1/24	1,570,000	1,612,219	Train Bonds) Series C
3.20% 2/25/22	400,000	407,662	3.178% 4/1/47 •	1,250,000	1,254,275
5.65% 5/1/79 µ	265,000	273,373	Chicago, Illinois Transit
NV Energy 6.25% 11/15/20	825,000	867,562	Authority
PacifiCorp 3.50% 6/15/29	2,785,000	2,982,835	(Pension Funding) Series A
Pedernales Electric			6.899% 12/1/40	1,800,000	2,433,852
Cooperative 144A			(Retiree Health Care
6.202% 11/15/32 #	620,000	777,442	Funding) Series B 6.899%
Pennsylvania Electric			12/1/40	1,800,000	2,441,106
5.20% 4/1/20	280,000	284,932
Perusahaan Listrik Negara
144A 4.125% 5/15/27 #	300,000	306,749
144A 5.25% 5/15/47 #	410,000	433,670

(continues) NQ-OPTFI [6/19] 8/19 (919145) 21

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Municipal Bonds (continued)			Non-Agency Asset-Backed Securities (continued)
Municipal Electric Authority of			American Express Credit
Georgia (Build America			Account Master Trust
Bond Plant Vogtle Units 3			Series 2018-9 A 2.774%
& 4 Project)			(LIBOR01M + 0.38%)
6.655% 4/1/57	1,785,000	$2,335,726	4/15/26 •	600,000	$600,541
New Jersey Transportation			Series 2019-2 A
Trust Fund Authority			2.67% 11/15/24	1,000,000	1,016,792
(Build America Bond)			Argent Securities
Series C 5.754%			Asset-Backed Pass Through
12/15/28	1,590,000	1,830,885	Certificates
New York City, New York			Series 2003-W9 M1
Transitional Finance			3.439% (LIBOR01M +
Authority Future Tax			1.035%, Floor 0.69%)
Secured Revenue			1/25/34 ♦ •	215,027	214,485
(Build America Bond)			Argent Securities Trust
Subordinate Series A-1			Series 2006-M1 A2C
5.508% 8/1/37	700,000	895,965	2.554% (LIBOR01M +
New York State Urban			0.15%, Floor 0.15%)
Development (Build			7/25/36 •	1,263,525	539,075
America Bond)			Series 2006-W4 A2C
Series E 5.77% 3/15/39	800,000	972,056	2.564% (LIBOR01M +
Oregon State Taxable Pension			0.16%, Floor 0.16%)
5.892% 6/1/27	30,000	36,276	5/25/36 •	662,033	245,747
Pennsylvania Higher			Avis Budget Rental Car
Education Assistance			Funding AESOP
Agency Revenue			Series 2017-2A A 144A
(Guaranteed Student			2.97% 3/20/24 #	100,000	101,510
Loans) Series 2006-2 A3			Barclays Dryrock Issuance
2.71% (LIBOR03M +			Trust
0.13%) 10/25/36 •	516,390	513,116	Series 2017-1 A 2.724%
			(LIBOR01M + 0.33%, Floor
South Carolina Public Service			0.33%) 3/15/23 •	220,000	220,309
Authority
(Santee Cooper) Series D			Bear Stearns Asset-Backed
4.77% 12/1/45	145,000	173,665	Securities I Trust
Texas Water Development			Series 2005-FR1 M2
Board (State Water			3.409% (LIBOR01M +
			1.005%, Floor 0.67%)
Implementation)			6/25/35 •	1,882,141	1,882,452
5.00% 10/15/46	305,000	360,382
			Series 2007-HE2 1A2
Total Municipal Bonds			2.574% (LIBOR01M +
(cost $15,318,036)		16,485,413	0.17%, Floor 0.17%)
			3/25/37 •	189,198	278,805
Non-Agency Asset-Backed Securities - 2.85%			Bear Stearns Asset-Backed
ABFC Trust			Securities Trust
Series 2006-HE1 A2D			Series 2007-SD1 22A1
2.624% (LIBOR01M +			3.566% 10/25/36 •	146,647	99,930
0.22%, Floor 0.22%)			Bear Stearns Second Lien
1/25/37 •	358,100	234,849	Trust
American Express Credit			Series 2007-SV1A M2
Account Master Trust			144A 3.754% (LIBOR01M
Series 2018-5 A 2.734%			+ 1.35%, Cap 11.00%,
(LIBOR01M + 0.34%)			Floor 0.90%) 1/25/36 #•	800,000	785,535
12/15/25 •	530,000	529,681

22 NQ-OPTFI [6/19] 8/19 (919145)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Non-Agency Asset-Backed Securities (continued)			Non-Agency Asset-Backed Securities (continued)
Business Jet Securities			CWABS Asset-Backed
Series 2018-2 A 144A			Certificates Trust
4.447% 6/15/33 #	817,202	$829,010	Series 2006-17 2A2
Centex Home Equity Loan			2.554% (LIBOR01M +
Trust			0.15%, Floor 0.15%)
Series 2002-A AF6			3/25/47 •	1,615,483	$1,587,458
5.54% 1/25/32	700	713	Discover Card Execution Note
Chase Issuance Trust			Trust
Series 2017-A1 A 2.694%			Series 2017-A7 A7
(LIBOR01M + 0.30%)			2.754% (LIBOR01M +
1/15/22 •	920,000	921,057	0.36%) 4/15/25 •	625,000	625,369
Citibank Credit Card Issuance			Series 2018-A3 A3
Trust			2.624% (LIBOR01M +
Series 2017-A5 A5			0.23%, Floor 0.23%)
3.024% (LIBOR01M +			12/15/23 •	560,000	560,504
0.62%, Floor 0.62%)			Series 2019-A1 A1
4/22/26 •	360,000	362,299	3.04% 7/15/24	400,000	409,648
Citicorp Residential Mortgage			EquiFirst Mortgage Loan Trust
Trust			Series 2004-2 M7 5.404%
Series 2006-3 A5			(LIBOR01M + 3.00%, Floor
5.214% 11/25/36 •	900,000	928,855	2.00%) 10/25/34 •	662,361	678,852
CNH Equipment Trust			First Franklin Mortgage Loan
Series 2019-A A2			Trust
2.96% 5/16/22	1,600,000	1,610,494	Series 2006-FF5 2A3
Series 2019-B A2			2.564% (LIBOR01M +
2.55% 9/15/22	2,675,000	2,689,324	0.16%, Floor 0.16%)
Countrywide Asset-Backed			4/25/36 •	997,864	972,102
Certificates			Ford Credit Auto Owner Trust
Series 2004-3 2A 2.804%			Series 2018-1 A 144A
(LIBOR01M + 0.40%, Floor			3.19% 7/15/31 #	840,000	865,317
0.20%) 8/25/34 •	54,618	54,239	GSAMP Trust
Series 2006-1 AF6			Series 2006-FM3 A2D
4.763% 7/25/36 •	213,009	217,531	2.634% (LIBOR01M +
Series 2006-26 2A4			0.23%, Floor 0.23%)
2.624% (LIBOR01M +			11/25/36 •	1,011,588	612,547
0.22%, Floor 0.22%)			Series 2007-SEA1 A 144A
6/25/37 •	2,000,000	1,944,456	2.704% (LIBOR01M +
Series 2007-6 2A4			0.30%, Floor 0.30%)
2.714% (LIBOR01M +			12/25/36 #•	886,679	857,681
0.31%, Floor 0.31%)			Hardee’s Funding
9/25/37 •	943,419	681,988	Series 2018-1A A2I 144A
CWABS Asset-Backed			4.25% 6/20/48 #	645,125	658,215
Certificates Trust			Series 2018-1A A2II 144A
Series 2005-3 MV7			4.959% 6/20/48 #	496,250	525,092
4.354% (LIBOR01M +			HOA Funding
1.95%, Floor 1.30%)			Series 2014-1A A2 144A
8/25/35 •	4,200,000	4,219,009	4.846% 8/20/44 #	1,271,525	1,272,517
Series 2005-7 MV3			Home Equity Mortgage Loan
2.984% (LIBOR01M +			Asset-Backed Trust
0.58%, Floor 0.58%)			Series 2007-A 2A3
11/25/35 •	115,126	115,139	2.644% (LIBOR01M +
Series 2006-11 1AF6			0.24%, Floor 0.24%)
6.15% 9/25/46 •	160,753	162,884	4/25/37 •	1,461,493	1,107,968

(continues) NQ-OPTFI [6/19] 8/19 (919145) 23

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Non-Agency Asset-Backed Securities (continued)			Non-Agency Asset-Backed Securities (continued)
HSI Asset Securitization Trust			New Residential Mortgage
Series 2006-HE1 2A1			Loan Trust
2.454% (LIBOR01M +			Series 2018-RPL1 A1 144A
0.05%, Floor 0.05%)			3.50% 12/25/57 #•	371,317	$379,498
10/25/36 •	30,202	$15,891	Option One Mortgage Loan
JPMorgan Mortgage			Trust
Acquisition Trust			Series 2005-1 M1 3.184%
Series 2006-CW2 AV5			(LIBOR01M + 0.78%, Floor
2.644% (LIBOR01M +			0.52%) 2/25/35 •	2,155,252	2,114,143
0.24%, Floor 0.24%)			Series 2007-4 2A4
8/25/36 •	500,000	492,132	2.714% (LIBOR01M +
Long Beach Mortgage Loan			0.31%, Floor 0.31%)
Trust			4/25/37 •	6,362,477	4,540,588
Series 2006-1 2A4			Penarth Master Issuer
2.704% (LIBOR01M +			Series 2018-2A A1 144A
0.30%, Floor 0.30%)			2.832% (LIBOR01M +
2/25/36 •	3,171,936	2,747,203	0.45%) 9/18/22 #•	1,625,000	1,623,991
Series 2006-7 1A 2.559%			PFS Financing
(LIBOR01M + 0.155%,			Series 2018-E A 144A
Floor 0.16%) 8/25/36 •	3,021,746	1,858,002	2.844% (LIBOR01M +
Mercedes-Benz Master Owner			0.45%) 10/15/22 #•	2,315,000	2,315,132
Trust			RAAC Trust
Series 2018-BA A 144A			Series 2005-SP2 2A
2.734% (LIBOR01M +			2.704% (LIBOR01M +
0.34%) 5/15/23 #•	500,000	500,186	0.30%, Cap 14.00%, Floor
Series 2019-AA A 144A			0.30%) 6/25/44 •	397,861	360,738
2.744% (LIBOR01M +			RAMP Trust
0.35%) 5/15/23 #•	2,825,000	2,826,113	Series 2007-RZ1 A2
Morgan Stanley ABS Capital I			2.564% (LIBOR01M +
Trust			0.16%, Cap 14.00%, Floor
Series 2007-HE1 A2C			0.16%) 2/25/37 •	240,942	239,837
2.554% (LIBOR01M +			Sofi Consumer Loan Program
0.15%, Floor 0.15%)			Series 2017-3 A 144A
11/25/36 •	5,078,248	3,621,961	2.77% 5/25/26 #	749,255	750,620
Series 2007-HE5 A2D			Series 2018-1 A1 144A
2.744% (LIBOR01M +			2.55% 2/25/27 #	258,052	257,926
0.34%, Floor 0.34%)			Sofi Professional Loan
3/25/37 •	3,469,154	1,915,882	Program
Navistar Financial Dealer Note			Series 2016-F A2 144A
Master Owner Trust II			3.02% 2/25/40 #	354,402	358,146
Series 2018-1 A 144A			Soundview Home Loan Trust
3.034% (LIBOR01M +			Series 2006-OPT1 2A4
0.63%, Floor 0.63%)			2.674% (LIBOR01M +
9/25/23 #•	450,000	450,887	0.27%, Floor 0.27%)
New Century Home Equity			3/25/36 •	300,000	294,732
Loan Trust			Series 2006-WF2 A1
Series 2005-1 M2 3.124%			2.534% (LIBOR01M +
(LIBOR01M + 0.72%, Cap			0.13%, Floor 0.13%)
12.50%, Floor 0.48%)			12/25/36 •	77,409	77,363
3/25/35 •	233,599	230,332

24 NQ-OPTFI [6/19] 8/19 (919145)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Non-Agency Asset-Backed Securities (continued)			Non-Agency Collateralized Mortgage Obligations
Structured Asset Investment			(continued)
Loan Trust			ARM Mortgage Trust
Series 2003-BC2 M1			Series 2004-5 3A1
3.784% (LIBOR01M +			4.53% 4/25/35 •	236,345	$239,157
1.38%, Floor 0.92%)			Series 2005-10 3A31
4/25/33 •	15,778	$15,946	3.863% 1/25/36 •	181,395	172,803
Structured Asset Securities			Series 2006-2 1A4
Mortgage Loan Trust			4.641% 5/25/36 •	663,720	656,432
Series 2006-BC1 A6			Banc of America Funding Trust
2.674% (LIBOR01M +
0.27%, Floor 0.27%)			Series 2005-E 7A1 2.525%
3/25/36 •	1,711,477	1,561,692	(COF 11 + 1.43%, Floor
Towd Point Mortgage Trust			1.43%) 6/20/35 •	133,120	115,202
			Series 2006-I 1A1
Series 2017-1 A1 144A			4.544% 12/20/36 •	210,684	214,226
2.75% 10/25/56 #•	1,107,686	1,111,944
Series 2017-2 A1 144A			Banc of America Mortgage
2.75% 4/25/57 #•	134,884	135,100	Trust
			Series 2003-D 2A1
Series 2017-4 M1 144A			5.168% 5/25/33 •	171,098	177,031
3.25% 6/25/57 #•	615,000	622,794	Bear Stearns ARM Trust
Series 2018-1 A1 144A			Series 2003-5 2A1
3.00% 1/25/58 #•	239,210	241,695	4.487% 8/25/33 •	31,657	32,131
Toyota Auto Loan Extended			Chase Home Lending
Note Trust			Mortgage Trust
Series 2019-1A A 144A			Series 2019-ATR1 A4 144A
2.56% 11/25/31 #	1,000,000	1,011,219	4.00% 4/25/49 #•	430,482	443,512
Toyota Auto Receivables			Chase Mortgage Finance Trust
Owner Trust			Series 2005-A1 3A1
Series 2019-B A2A			4.167% 12/25/35 •	88,009	85,305
2.59% 2/15/22	2,280,000	2,287,770	CHL Mortgage Pass Through
Verizon Owner Trust			Trust
Series 2019-B A1B			Series 2007-4 1A1 6.00%
2.891% (LIBOR01M +			5/25/37 ♦	1,017,362	779,327
0.45%) 12/20/23 •	1,000,000	999,995	Civic Mortgage
Volvo Financial Equipment			Series 2018-1 A1 144A
Master Owner Trust			3.892% 6/25/22 #f	339,821	339,105
Series 2017-A A 144A
2.894% (LIBOR01M +			COLT Mortgage Loan Trust
0.50%) 11/15/22 #•	1,075,000	1,078,109	Series 2017-2 A1A 144A
			2.415% 10/25/47 #•	1,117,123	1,114,032
Wendys Funding			Connecticut Avenue Securities
Series 2018-1A A2I 144A			Trust
3.573% 3/15/48 #	472,800	475,514
			Series 2018-R07 1M2
Total Non-Agency Asset-Backed			144A 4.804% (LIBOR01M
Securities			+ 2.40%) 4/25/31 #•	780,000	789,360
(cost $66,782,508)		69,733,060	Series 2019-R01 2M2
			144A 4.854% (LIBOR01M
Non-Agency Collateralized Mortgage Obligations - 1.60%			+ 2.45%) 7/25/31 #•	500,000	506,012
Alternative Loan Trust			Series 2019-R02 1M2
Resecuritization			144A 4.704% (LIBOR01M
Series 2008-2R 3A1			+ 2.30%, Floor 2.30%)
6.00% 8/25/37 •	1,173,064	899,567	8/25/31 #•	1,500,000	1,512,920

(continues) NQ-OPTFI [6/19] 8/19 (919145) 25

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value			Principal	Value
	amount°	(US $)			amount°	(US $)
Non-Agency Collateralized Mortgage Obligations			Non-Agency Collateralized Mortgage Obligations
(continued)			(continued)
CSMC Mortgage-Backed Trust			JPMorgan Mortgage Trust
Series 2005-1R 2A5 144A			Series 2015-6 B1 144A
5.75% 12/26/35 #	1,127,409	$1,097,329	3.611% 10/25/45 #•		332,086	$340,184
Series 2007-1 5A14			Series 2015-6 B2 144A
6.00% 2/25/37	233,356	205,151	3.611% 10/25/45 #•		323,111	328,660
Series 2007-3 4A6			Series 2016-4 B1 144A
2.654% (LIBOR01M +			3.898% 10/25/46 #•		232,934	241,748
0.25%, Cap 7.00%, Floor			Series 2016-4 B2 144A
0.25%) 4/25/37 •	201,599	170,429	3.898% 10/25/46 #•		395,988	408,768
Series 2007-3 4A12			Series 2017-1 B2 144A
4.346% (6.75% minus			3.547% 1/25/47 #•		697,226	698,971
LIBOR01M, Cap 6.75%)			Series 2017-2 A3 144A
4/25/37 S•	201,599	27,630	3.50% 5/25/47 #•		299,136	302,926
Series 2007-3 4A15			Series 2018-3 A5 144A
5.50% 4/25/37	89,516	89,645	3.50% 9/25/48 #•		1,250,385	1,268,701
Flagstar Mortgage Trust			Series 2018-4 A15 144A
Series 2018-1 A5 144A			3.50% 10/25/48 #•		643,350	651,066
3.50% 3/25/48 #•	525,283	532,978	Series 2018-6 1A4 144A
Series 2018-5 A7 144A			3.50% 12/25/48 #•		391,821	396,318
4.00% 9/25/48 #•	399,369	404,596	Series 2018-7FRB A2 144A
Galton Funding Mortgage			3.18% (LIBOR01M +
Trust			0.75%) 4/25/46 #•		430,176	429,463
Series 2018-1 A43 144A			Series 2019-2 A4 144A
3.50% 11/25/57 #•	347,509	349,978	4.00% 8/25/49 #•		1,662,754	1,690,748
GMACM Mortgage Loan Trust			Series 2019-LTV1 A3 144A
Series 2006-J1 A1			4.00% 6/25/49 #•		944,919	963,143
5.75% 4/25/36	37,594	37,869	Lanark Master Issuer
GSR Mortgage Loan Trust			Series 2019-1A 1A1 144A
Series 2007-AR1 2A1			3.295% (LIBOR03M +
4.152% 3/25/47 •	679,961	607,666	0.77%) 12/22/69 #•		800,000	801,874
Holmes Master Issuer			Lehman Mortgage Trust
Series 2018-2A A2 144A			Series 2007-10 2A2
3.017% (LIBOR03M +			6.50% 1/25/38		1,571,156	1,019,595
0.42%) 10/15/54 #•	1,745,000	1,743,805	Ludgate Funding
JPMorgan Mortgage Trust			Series 2006-1X A2A
Series 2006-A6 2A4L			0.983% (BP0003M +
4.415% 10/25/36 •	412,821	383,314	0.19%) 12/1/60 •	GBP	1,469,266	1,773,640
Series 2006-A7 2A2			Series 2008-W1X A1
4.193% 1/25/37 •	79,988	76,859	1.374% (BP0003M +
Series 2007-A1 6A1			0.60%) 1/1/61 •	GBP	636,886	787,025
4.563% 7/25/35 •	119,193	120,981	Mansard Mortgages
Series 2014-2 B1 144A			Series 2007-1X A2 1.001%
3.405% 6/25/29 #•	60,713	61,691	(BP0003M + 0.18%)
Series 2014-2 B2 144A			4/15/47 •	GBP	691,592	838,542
3.405% 6/25/29 #•	60,713	61,354	MASTR Alternative Loan Trust
Series 2015-4 B1 144A			Series 2004-3 8A1
3.624% 6/25/45 #•	774,519	794,960	7.00% 4/25/34		1,758	1,948
Series 2015-4 B2 144A			Series 2004-5 6A1
3.624% 6/25/45 #•	331,030	335,764	7.00% 6/25/34		30,624	32,631
Series 2015-5 B2 144A
3.342% 5/25/45 #•	612,472	606,600

26 NQ-OPTFI [6/19] 8/19 (919145)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Non-Agency Collateralized Mortgage Obligations			Non-Agency Collateralized Mortgage Obligations
(continued)			(continued)
MASTR ARM Trust			WaMu Mortgage Pass
Series 2004-4 4A1			Through Certificates Trust
4.254% 5/25/34 •	62,060	$62,200	Series 2005-AR16 1A3
Merrill Lynch Mortgage			4.243% 12/25/35 ♦ •	367,226	$366,830
Investors Trust			Series 2007-HY1 3A3
Series 2004-A1 2A2			3.897% 2/25/37 ♦ •	226,666	219,358
4.598% 2/25/34 •	4,639	4,692	Series 2007-HY7 4A1
Opteum Mortgage			3.998% 7/25/37 ♦ •	452,747	425,208
Acceptance Trust			Washington Mutual Mortgage
Series 2006-1 2A1			Pass Through Certificates
5.75% 4/25/36 •	175,501	176,458	Trust
RALI Series Trust			Series 2005-1 5A2 6.00%
Series 2007-QA5 2A1			3/25/35 ♦	5,934	645
6.074% 9/25/37 •	3,422,216	2,885,172	Wells Fargo Mortgage-Backed
Reperforming Loan REMIC			Securities Trust
Trust			Series 2005-AR16 2A1
Series 2006-R1 AF1 144A			5.019% 2/25/34 •	69,211	71,386
2.744% (LIBOR01M +			Series 2006-2 3A1
0.34%, Cap 9.50%, Floor			5.75% 3/25/36	34,594	34,271
0.34%) 1/25/36 #•	1,062,640	1,034,269	Series 2006-3 A11
RFMSI Trust			5.50% 3/25/36	64,062	65,093
Series 2004-S9 2A1			Series 2006-6 1A3
4.75% 12/25/19	3,544	3,518	5.75% 5/25/36	27,614	27,158
Sequoia Mortgage Trust			Series 2006-AR5 2A1
Series 2004-5 A3 2.858%			5.188% 4/25/36 •	25,920	26,007
(LIBOR06M + 0.56%, Cap			Series 2006-AR11 A6
11.50%, Floor 0.28%)			4.711% 8/25/36 •	311,804	305,427
6/20/34 •	161,828	158,776	Series 2006-AR17 A1
Series 2007-1 4A1			4.76% 10/25/36 •	177,310	178,355
3.829% 9/20/46 •	483,801	394,536	Series 2007-10 1A36
Series 2015-1 B2 144A			6.00% 7/25/37	155,903	157,760
3.876% 1/25/45 #•	352,362	361,677
Series 2017-4 A1 144A			Total Non-Agency
3.50% 7/25/47 #•	313,144	316,736	Collateralized Mortgage
Series 2018-5 A4 144A			Obligations (cost $39,833,239)		39,097,865
3.50% 5/25/48 #•	543,734	552,623
Series 2018-8 A4 144A			Non-Agency Commercial Mortgage-Backed Securities -
4.00% 11/25/48 #•	904,038	920,389	3.91%
Series 2019-CH1 A1 144A			BANK
4.50% 3/25/49 #•	904,547	933,415	Series 2017-BNK5 A5
Structured ARM Loan Trust			3.39% 6/15/60	1,430,000	1,501,133
Series 2006-1 7A4			Series 2017-BNK5 B
4.191% 2/25/36 •	355,165	339,258	3.896% 6/15/60 •	605,000	630,728
Structured Asset Mortgage			Series 2017-BNK7 A5
Investments II Trust			3.435% 9/15/60	1,110,000	1,168,839
Series 2005-AR5 A2			Series 2017-BNK8 A4
2.64% (LIBOR01M +			3.488% 11/15/50	515,000	544,564
0.25%, Cap 11.00%, Floor			Series 2018-BN14 A4
0.25%) 7/19/35 •	320,781	315,976	4.231% 9/15/60 •	800,000	894,163

(continues) NQ-OPTFI [6/19] 8/19 (919145) 27

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Non-Agency Commercial Mortgage-Backed Securities			Non-Agency Commercial Mortgage-Backed Securities
(continued)			(continued)
BBCMS Mortgage Trust			CLNS Trust
Series 2018-C2 A5			Series 2017-IKPR A 144A
4.314% 12/15/51	2,105,000	$2,360,077	3.212% (LIBOR01M +
BBCMS Trust			0.80%, Floor 0.80%)
Series 2015-STP A 144A			6/11/32 #•	1,000,000	$1,000,491
3.323% 9/10/28 #	2,895,719	2,920,822	COMM Mortgage Trust
BENCHMARK Mortgage Trust			Series 2013-WWP A2
Series 2018-B1 A5			144A 3.424% 3/10/31 #	1,100,000	1,145,068
3.666% 1/15/51 •	2,310,000	2,470,439	Series 2014-CR20 AM
Series 2018-B3 A5			3.938% 11/10/47	2,225,000	2,342,036
4.025% 4/10/51	550,000	604,424	Series 2015-3BP A 144A
Series 2018-B6 A4			3.178% 2/10/35 #	605,000	628,255
4.261% 10/10/51	1,450,000	1,625,081	Series 2015-CR23 A4
Series 2019-B9 A5			3.497% 5/10/48	780,000	821,192
4.016% 3/15/52	3,555,000	3,917,390	Commercial Mortgage Pass
BX Trust			Through Certificates
Series 2017-APPL A 144A			Series 2016-CR28 A4
3.274% (LIBOR01M +			3.762% 2/10/49 ♦	2,330,000	2,488,841
0.88%, Floor 0.88%)			DBJPM Mortgage Trust
7/15/34 #•	509,424	509,418	Series 2016-C1 A4
Caesars Palace Las Vegas			3.276% 5/10/49	900,000	937,344
Trust			Series 2016-C3 A5
Series 2017-VICI A 144A			2.89% 8/10/49	945,000	960,928
3.531% 10/15/34 #	650,000	673,764	DBUBS Mortgage Trust
Cantor Commercial Real			Series 2011-LC1A C 144A
Estate Lending			5.885% 11/10/46 #•	600,000	623,935
Series 2019-CF1 A5			GRACE Mortgage Trust
3.786% 5/15/52	3,340,000	3,602,580	Series 2014-GRCE B 144A
CD Mortgage Trust			3.52% 6/10/28 #	3,705,000	3,766,788
Series 2017-CD6 B			GS Mortgage Securities II
3.911% 11/13/50 •	440,000	462,925	Series 2018-GS10 C
CFCRE Commercial Mortgage			4.56% 7/10/51 •	465,000	495,532
Trust			GS Mortgage Securities Trust
Series 2016-C7 A3			Series 2010-C1 C 144A
3.839% 12/10/54	3,100,000	3,326,979	5.635% 8/10/43 #•	375,000	383,256
Citigroup Commercial			Series 2015-GC32 A4
Mortgage Trust			3.764% 7/10/48	1,000,000	1,068,158
Series 2014-GC25 A4			Series 2016-RENT A 144A
3.635% 10/10/47	785,000	830,596	3.203% 2/10/29 #	2,300,000	2,325,047
Series 2015-GC27 A5			Series 2017-GS5 A4
3.137% 2/10/48	1,400,000	1,448,176	3.674% 3/10/50	1,280,000	1,367,700
Series 2016-P3 A4			Series 2017-GS6 A3
3.329% 4/15/49	1,305,000	1,361,900	3.433% 5/10/50	1,935,000	2,034,441
Series 2017-C4 A4			Series 2017-GS6 XA
3.471% 10/12/50	635,000	669,643	1.191% 5/10/50 •	21,879,427	1,523,502
Series 2018-C5 A4			Series 2018-GS9 A4
4.228% 6/10/51 •	3,200,000	3,570,968	3.992% 3/10/51 •	570,000	622,631
			Series 2019-GC38 A4
			3.968% 2/10/52	870,000	955,033
			Series 2019-GC39 A4
			3.567% 5/10/52	1,250,000	1,331,269

28 NQ-OPTFI [6/19] 8/19 (919145)

(Unaudited)

	Principal	Value			Principal	Value
	amount°	(US $)			amount°	(US $)
Non-Agency Commercial Mortgage-Backed Securities			Non-Agency Commercial Mortgage-Backed Securities
(continued)			(continued)
JPMBB Commercial Mortgage			UBS-Barclays Commercial
Securities Trust			Mortgage Trust
Series 2015-C31 A3			Series 2013-C5 B 144A
3.801% 8/15/48	8,967,272	$9,556,866	3.649% 3/10/46 #•		480,000	$492,941
Series 2015-C33 A4			Wells Fargo Commercial
3.77% 12/15/48	570,000	607,957	Mortgage Trust
JPMDB Commercial Mortgage			Series 2014-LC18 A5
Securities Trust			3.405% 12/15/47		275,000	287,415
Series 2016-C2 A4			Series 2015-C30 XA
3.144% 6/15/49	1,640,000	1,694,581	1.057% 9/15/58 •		6,218,285	278,316
Series 2016-C4 A3			Series 2015-NXS3 A4
3.141% 12/15/49	1,065,000	1,100,684	3.617% 9/15/57		510,000	540,356
Series 2017-C7 A5			Series 2016-BNK1 A3
3.409% 10/15/50	1,395,000	1,466,268	2.652% 8/15/49		1,220,000	1,223,114
JPMorgan Chase Commercial			Series 2017-C38 A5
Mortgage Securities Trust			3.453% 7/15/50		905,000	950,958
Series 2005-CB11 E			Series 2017-RB1 XA
5.749% 8/12/37 •	230,000	233,250	1.434% 3/15/50 •		8,459,481	672,304
Series 2013-LC11 B			Total Non-Agency Commercial
3.499% 4/15/46	355,000	361,070	Mortgage-Backed Securities
Series 2016-JP2 AS			(cost $93,246,066)			95,687,287
3.056% 8/15/49	1,250,000	1,255,896
Series 2016-WIKI A 144A			Regional Bonds - 0.14%Δ
2.798% 10/5/31 #	705,000	711,569	Spain - 0.14%
Series 2016-WIKI B 144A			Autonomous Community of
3.201% 10/5/31 #	690,000	698,143	Catalonia
LB-UBS Commercial			4.90% 9/15/21	EUR	1,800,000	2,221,166
Mortgage Trust			4.95% 2/11/20	EUR	1,100,000	1,286,692
Series 2006-C6 AJ
5.452% 9/15/39 •	450,327	310,897				3,507,858
Morgan Stanley Bank of			Total Regional Bonds
America Merrill Lynch Trust			(cost $3,555,336)			3,507,858
Series 2015-C26 A5
3.531% 10/15/48	960,000	1,012,505	Loan Agreements - 2.02%
Series 2015-C27 ASB
3.557% 12/15/47	2,200,000	2,296,913	Acrisure Tranche B 1st Lien
			6.772% (LIBOR03M +
Series 2016-C29 A4			4.25%) 11/22/23 •		409,559	408,279
3.325% 5/15/49	795,000	829,538	Allied Universal Holdco 1st
Morgan Stanley Capital I Trust			Lien 0.00% 6/26/26 • X		434,826	433,739
Series 2014-CPT AM 144A			Allied Universal Holdco
3.516% 7/13/29 #•	2,200,000	2,237,700	Tranche DD 1st Lien
Series 2016-BNK2 A4			0.00% 6/26/26 • X		39,174	39,076
3.049% 11/15/49	2,066,000	2,124,131	Altice France Tranche B11 1st
Series 2018-L1 A4			Lien 5.152% (LIBOR01M +
4.407% 10/15/51	1,560,000	1,761,052	2.75%) 7/31/25 •		354,561	338,606
UBS Commercial Mortgage			Altice France Tranche B13 1st
Trust			Lien 6.394% (LIBOR01M +
Series 2018-C9 A4			4.00%) 8/14/26 •		134,325	131,827
4.117% 3/15/51 •	970,000	1,066,807

(continues) NQ-OPTFI [6/19] 8/19 (919145) 29

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Loan Agreements (continued)			Loan Agreements (continued)
AMC Entertainment Holdings			Charter Communications
Tranche B1 1st Lien 5.23%			Operating Tranche B 1st
(LIBOR06M + 3.00%)			Lien 4.33% (LIBOR03M +
4/22/26 •	1,022,438	$1,021,878	2.00%) 4/30/25 •	492,239	$492,171
American Airlines Tranche B			Chemours Tranche B2 1st Lien
1st Lien 4.394%			4.16% (LIBOR01M +
(LIBOR01M + 2.00%)			1.75%) 4/3/25 •	1,099,633	1,070,309
12/14/23 •	1,485,311	1,464,540	CityCenter Holdings Tranche B
Applied Systems 2nd Lien			1st Lien 4.652%
9.33% (LIBOR03M +			(LIBOR01M + 2.25%)
7.00%) 9/19/25 •	765,000	776,093	4/18/24 •	919,405	917,434
Applied Systems Tranche B 1st			Core & Main Tranche B 1st
Lien 5.33% (LIBOR03M +			Lien 5.52% (LIBOR03M +
3.00%) 9/19/24 •	762,242	757,240	3.00%) 8/1/24 •	548,045	547,474
Aramark Services Tranche B3			Cornerstone Building Brands
1st Lien 4.08% (LIBOR03M			Tranche B 1st Lien 6.354%
+ 1.75%) 3/11/25 •	359,075	358,512	(LIBOR03M + 3.75%)
AssuredPartners Tranche B 1st			4/12/25 •	261,527	254,989
Lien 5.902% (LIBOR01M +			CSC Holdings 1st Lien
3.50%) 10/22/24 •	962,855	955,031	4.644% (LIBOR01M +
Avis Budget Car Rental			2.25%) 7/17/25 •	318,500	314,071
Tranche B 1st Lien 4.41%			CSC Holdings Tranche B 1st
(LIBOR01M + 2.00%)			Lien 4.894% (LIBOR01M +
2/13/25 =•	313,414	313,085	2.50%) 1/25/26 •	292,050	289,165
Ball Metalpack Finco Tranche			Curium Bidco Tranche B 1st
B 2nd Lien 11.272%			Lien 0.00% 6/26/26 • X	175,000	175,109
(LIBOR03M + 8.75%)			Datto 1st Lien 6.58%
7/31/26 =•	79,000	76,433	(LIBOR03M + 4.25%)
Bausch Health Americas			4/2/26 =•	345,000	348,450
Tranche B 1st Lien 5.412%			DaVita Tranche B 1st Lien
(LIBOR01M + 3.00%)			5.135% (LIBOR00M +
6/1/25 •	336,788	336,999	2.75%) 6/24/21 •	121,596	121,672
Berry Global Tranche U 1st			Deerfield Dakota Holding
Lien 0.00% 5/15/26 • X	702,000	698,331	Tranche B 1st Lien 5.652%
Blue Ribbon 1st Lien 6.44%			(LIBOR01M + 3.25%)
(LIBOR01M + 4.00%)			2/13/25 •	126,400	122,977
11/13/21 •	336,793	302,692	Delek US Holdings Tranche B
Boxer Parent Tranche B 1st			1st Lien 4.58% (LIBOR03M
Lien 6.58% (LIBOR03M +			+ 2.25%) 3/30/25 •	330,815	327,507
4.25%) 10/2/25 •	387,626	368,487	Drive Chassis Holdco 2nd Lien
Builders FirstSource 1st Lien			10.834% (LIBOR03M +
5.33% (LIBOR03M +			8.25%) 4/10/26 •	165,000	159,225
3.00%) 2/29/24 •	50,788	50,689	DTZ US Borrower Tranche B
BWAY Holding Tranche B 1st			1st Lien 5.652%
Lien 5.854% (LIBOR03M +			(LIBOR01M + 3.25%)
3.25%) 4/3/24 •	298,280	288,679	8/21/25 •	297,750	297,265
Calpine Tranche B9 1st Lien			Edgewater Generation
5.08% (LIBOR03M +			Tranche B 1st Lien 6.152%
2.75%) 4/1/26 •	250,000	249,844	(LIBOR01M + 3.75%)
Change Healthcare Holdings			12/13/25 •	213,925	213,818
Tranche B 1st Lien 5.152%			ESH Hospitality Tranche B 1st
(LIBOR01M + 2.75%)			Lien 4.402% (LIBOR01M +
3/1/24 •	252,061	250,433	2.00%) 8/30/23 •	1,118,543	1,116,562

30 NQ-OPTFI [6/19] 8/19 (919145)

(Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Loan Agreements (continued)			Loan Agreements (continued)
ExamWorks Group Tranche B1			INEOS US Finance Tranche B
1st Lien 5.652%			1st Lien 4.402%
(LIBOR01M + 3.25%)			(LIBOR01M + 2.00%)
7/27/23 •	731,278	$732,192	3/31/24 •	255,788	$252,964
First Data 1st Lien			IQVIA Tranche B3 1st Lien
0.00% 4/26/24 • X	1,543,860	1,543,862	4.152% (LIBOR01M +
4.404% (LIBOR01M +			1.75%) 6/11/25 •	549,450	547,438
2.00%) 7/10/22 •	127,195	127,195	Iron Mountain Tranche B 1st
Flying Fortress Holdings			Lien 4.152% (LIBOR01M +
Tranche B 1st Lien 4.08%			1.75%) 1/2/26 •	628,526	611,635
(LIBOR03M + 1.75%)			Jazz Acquisition Tranche B 1st
10/30/22 •	295,000	295,158	Lien 6.50% (LIBOR03M +
Gardner Denver Tranche B1			4.25%) 6/19/26 •	305,000	303,475
1st Lien 5.152%			JBS USA LUX Tranche B 1st
(LIBOR01M + 2.75%)			Lien 4.902% (LIBOR01M +
7/30/24 •	354,317	355,202	2.50%) 5/1/26 •	164,588	164,508
Gates Global Tranche B2 1st			Kronos Tranche B 1st Lien
Lien 5.152% (LIBOR01M +			5.579% (LIBOR03M +
2.75%) 3/31/24 •	558,995	556,782	3.00%) 11/1/23 •	360,011	359,586
GIP III Stetson I Tranche B 1st			Las Vegas Sands Tranche B 1st
Lien 6.633% (LIBOR01M +			Lien 4.152% (LIBOR01M +
4.25%) 7/18/25 •	195,144	195,241	1.75%) 3/27/25 •	193,530	192,408
Gray Television Tranche B2 1st			LUX HOLDCO III 1st Lien
Lien 4.681% (LIBOR01M +			5.522% (LIBOR03M +
2.25%) 2/7/24 •	1,018,322	1,015,322	3.00%) 3/28/25 •	221,744	220,358
Grizzly Finco Tranche B 1st			MGM Growth Properties
Lien 5.85% (LIBOR03M +			Operating Partnership
3.25%) 10/1/25 •	124,063	124,085	Tranche B 1st Lien 4.402%
GVC Holdings Tranche B2 1st			(LIBOR01M + 2.00%)
Lien 4.689% (LIBOR01M +			3/25/25 •	546,527	544,136
2.25%) 3/16/24 •	526,338	525,241	Microchip Technology 1st Lien
HCA Tranche B10 1st Lien			4.41% (LIBOR01M +
4.33% (LIBOR03M +			2.00%) 5/29/25 •	511,654	509,988
2.00%) 3/13/25 •	1,308,438	1,311,073	NFP Tranche B 1st Lien
Heartland Dental 1st Lien			5.402% (LIBOR01M +
6.152% (LIBOR01M +			3.00%) 1/8/24 •	446,217	434,344
3.75%) 4/30/25 •	166,183	158,150	ON Semiconductor Tranche B3
Hexion Tranche B-EXIT 1st			1st Lien 4.152%
Lien 0.00% 6/26/26 • X	87,000	87,054	(LIBOR01M + 1.75%)
Hilton Worldwide Finance			3/31/23 •	1,136,183	1,123,007
Tranche B 1st Lien 4.154%			Penn National Gaming
(LIBOR01M + 1.75%)			Tranche B1 1st Lien
6/21/26 •	1,172,387	1,174,585	4.652% (LIBOR01M +
Hoya Midco Tranche B 1st			2.25%) 10/15/25 •	995,000	992,761
Lien 5.902% (LIBOR01M +			Perstorp Holding Tranche B
3.50%) 6/30/24 •	107,255	106,182	1st Lien 7.271%
			(LIBOR03M + 4.75%)
HUB International Tranche B			2/26/26 •	451,868	443,395
1st Lien 5.586%
(LIBOR03M + 3.00%)			PQ Tranche B 1st Lien
4/25/25 •	742,500	725,214	5.083% (LIBOR03M +
			2.50%) 2/8/25 •	968,190	965,239

(continues) NQ-OPTFI [6/19] 8/19 (919145) 31

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Loan Agreements (continued)			Loan Agreements (continued)
Prestige Brands Tranche B5			TIBCO Software Tranche B 1st
1st Lien 4.402%			Lien 0.00% 6/12/26 • X	185,000	$185,501
(LIBOR01M + 2.00%)			Titan Acquisition Tranche B
1/26/24 •	404,954	$403,283	1st Lien 5.402%
Radiate Holdco Tranche B 1st			(LIBOR01M + 3.00%)
Lien 5.402% (LIBOR01M +			3/28/25 •	139,930	133,808
3.00%) 2/1/24 •	389,453	381,385	TMS International Tranche B2
Russell Investments US			1st Lien 5.264%
Institutional Holdco			(LIBOR03M + 2.75%)
Tranche B 1st Lien 5.652%			8/14/24 =•	207,073	205,255
(LIBOR01M + 3.25%)			TransDigm Tranche F 1st Lien
6/1/23 •	948,793	941,677	4.83% (LIBOR03M +
Sable International Finance			2.50%) 6/9/23 •	602,240	592,218
Tranche B4 1st Lien			Trident TPI Holdings 1st Lien
5.652% (LIBOR01M +			5.652% (LIBOR01M +
3.25%) 1/31/26 •	83,093	83,353	3.25%) 10/5/24 •	271,429	257,518
Scientific Games International			Ultimate Software Group 1st
Tranche B5 1st Lien			Lien 6.08% (LIBOR03M +
5.216% (LIBOR01M +			3.75%) 5/3/26 •	870,000	872,501
2.75%) 8/14/24 •	1,116,872	1,101,515	United Rentals North America
Sinclair Television Group			Tranche B 1st Lien 4.152%
Tranche B2 1st Lien 4.66%			(LIBOR01M + 1.75%)
(LIBOR01M + 2.25%)			10/31/25 •	49,625	49,683
1/3/24 •	1,560,000	1,544,393	Unitymedia Finance Tranche E
Sprint Communications			1st Lien 4.394%
Tranche B 1st Lien			(LIBOR01M + 2.00%)
Loan 4.938% (LIBOR01M			6/1/23 •	850,000	848,599
+ 2.50%) 2/3/24 •	1,152,649	1,137,281	UPC Financing Partnership
Loan 5.438% (LIBOR01M			Tranche AR 1st Lien
+ 3.00%) 2/3/24 =•	313,425	311,072	4.894% (LIBOR01M +
SS&C European Holdings			2.50%) 1/15/26 •	62,747	62,733
Tranche B4 1st Lien			USI Tranche B 1st Lien 5.33%
4.652% (LIBOR01M +			(LIBOR03M + 3.00%)
2.25%) 4/16/25 •	209,302	208,736	5/16/24 •	1,432,771	1,399,381
SS&C Technologies Tranche B3			USIC Holdings 1st Lien
1st Lien 4.652%			5.402% (LIBOR01M +
(LIBOR01M + 2.25%)			3.25%) 12/9/23 •	482,230	478,463
4/16/25 •	305,199	304,372	Vistra Operations Tranche B3
Stars Group Holdings Tranche			1st Lien 4.397%
B 1st Lien 5.83%			(LIBOR01M + 2.00%)
(LIBOR03M + 3.50%)			12/1/25 • •	525,893	525,838
7/10/25 •	158,779	158,977	VVC Holding Tranche B 1st
Surgery Center Holdings 1st			Lien 7.045% (LIBOR03M +
Lien 5.66% (LIBOR01M +			4.50%) 2/11/26 •	403,988	403,861
3.25%) 8/31/24 •	1,029,015	996,429	Wand NewCo 3 Tranche B 1st
Tecta America 1st Lien			Lien 5.919% (LIBOR01M +
6.902% (LIBOR01M +			3.50%) 2/5/26 •	295,000	295,461
4.50%) 11/21/25 =•	358,200	353,723	Wynn Resorts Tranche B 1st
Telenet Financing USD			Lien 4.69% (LIBOR01M +
Tranche AN-DD 1st Lien			2.25%) 10/30/24 •	533,663	529,938
4.644% (LIBOR01M +
2.25%) 8/15/26 •	545,000	539,947

32 NQ-OPTFI [6/19] 8/19 (919145)

(Unaudited)

		Principal	Value		Principal	Value
		amount°	(US $)		amount°	(US $)
Loan Agreements (continued)				Sovereign BondsΔ (continued)
Zayo Group Tranche B2 1st				Japan - 0.03%
Lien 4.652% (LIBOR01M +				Japan Bank for International
2.25%) 1/19/24 •		933,567	$934,267	Cooperation
Total Loan Agreements				2.125% 6/1/20	700,000	$699,527
(cost $49,609,314)			49,327,639			699,527

Sovereign Bonds - 1.35%Δ				Jordan - 0.02%
				Jordan Government
Argentina - 0.02%				International Bond
Argentine Republic				144A 5.75% 1/31/27 #	400,000	406,074
Government International
Bond 5.625% 1/26/22		637,000	538,271			406,074

			538,271	Kenya - 0.03%
				Kenya Government
Bermuda - 0.03%				International Bond
Bermuda Government				144A 8.00% 5/22/32 #	635,000	672,238
International Bond
144A 3.717% 1/25/27 #		800,000	819,008			672,238

			819,008	Kuwait - 0.14%
				Kuwait International
Cyprus - 0.06%				Government Bond
Cyprus Government				144A 2.75% 3/20/22 #	3,400,000	3,450,898
International Bond
3.875% 5/6/22	EUR	1,200,000	1,515,913			3,450,898

			1,515,913	Mexico - 0.03%
				Mexico Government
Egypt - 0.17%				International Bond
Egypt Government				4.35% 1/15/47	600,000	596,256
International Bonds
144A 5.577% 2/21/23 #		280,000	285,122			596,256
144A 6.125% 1/31/22 #		2,620,000	2,706,840	Nigeria - 0.03%
144A 7.60% 3/1/29 #		505,000	533,925	Nigeria Government
144A 8.70% 3/1/49 #		605,000	652,438	International Bond
				144A 7.875% 2/16/32 #	620,000	649,826
			4,178,325
Ghana - 0.02%						649,826
Ghana Government				Qatar - 0.13%
International Bond				Qatar Government
144A 7.875% 3/26/27 #		531,000	560,205	International Bonds
				144A 4.00% 3/14/29 #	490,000	528,905
			560,205	144A 5.103% 4/23/48 #	2,200,000	2,626,250
Guatemala - 0.02%
Guatemala Government Bond						3,155,155
144A 4.90% 6/1/30 #		486,000	500,580	Russia - 0.03%
				Russian Foreign Bond -
			500,580	Eurobond
Ivory Coast - 0.04%				144A 4.25% 6/23/27 #	600,000	620,444
Ivory Coast Government
International Bond						620,444
144A 6.125% 6/15/33 #		1,150,000	1,073,813	Saudi Arabia - 0.36%
				Saudi Government
			1,073,813	International Bonds
				2.375% 10/26/21	200,000	199,908

(continues) NQ-OPTFI [6/19] 8/19 (919145) 33

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value		Principal	Value
		amount°	(US $)		amount°	(US $)
Sovereign BondsΔ (continued)				Supranational Bank - 0.04%
Saudi Arabia (continued)				Banque Ouest Africaine de
Saudi Government				Developpement 144A
International Bonds				5.00% 7/27/27 #	1,000,000	$1,034,600
144A 2.875% 3/4/23 #		2,200,000	$2,228,875	Total Supranational Bank (cost $980,740)		1,034,600
3.25% 10/26/26		1,000,000	1,021,700
144A 4.50% 10/26/46 #		800,000	815,146	US Treasury Obligations - 27.85%
144A 5.00% 4/17/49 #		4,200,000	4,609,668	US Treasury Bonds
			8,875,297	2.50% 2/15/45	37,100,000	36,924,643
Senegal - 0.02%				2.75% 8/15/42	900,000	943,699
Senegal Government				2.75% 11/15/42	1,400,000	1,466,691
International Bond				2.875% 5/15/43	2,200,000	2,351,422
144A 6.75% 3/13/48 #		589,000	554,706	2.875% 8/15/45	16,700,000	17,832,469
				3.00% 5/15/47	900,000	984,797
			554,706	3.00% 8/15/48	3,770,000	4,129,107
Sri Lanka - 0.02%				3.125% 5/15/48	1,490,000	1,669,964
Sri Lanka Government				4.375% 5/15/40	100,000	133,088
International Bond				US Treasury Floating Rate
144A 7.55% 3/28/30 #		490,000	491,304	Note
				2.272% (USBMMY3M +
			491,304	0.115%) 1/31/21 •	3,270,000	3,267,718
Turkey - 0.03%				US Treasury Inflation
Turkey Government				Indexed Notes
International Bonds				0.125% 4/15/22	3,362,528	3,336,760
5.75% 5/11/47		200,000	168,159	0.125% 7/15/26	21,322	21,188
7.625% 4/26/29		500,000	513,143	0.25% 1/15/25	9,494,584	9,509,047
			681,302	0.375% 7/15/27	7,103,824	7,173,052
Ukraine - 0.06%				0.625% 4/15/23	3,024,701	3,061,005
Ukraine Government				0.625% 1/15/26	8,711,469	8,924,150
International Bonds				0.75% 7/15/28	2,545,125	2,653,168
144A 7.75% 9/1/26 #		900,000	929,629	0.875% 1/15/29	19,836,376	20,890,981
144A 9.75% 11/1/28 #		515,000	582,864	1.75% 1/15/28	14,784,218	16,583,175
				2.375% 1/15/25	9,218,896	10,305,260
			1,512,493	2.375% 1/15/27	1,647,347	1,903,433
United Kingdom - 0.01%				2.50% 1/15/29	35,708	42,980
United Kingdom Gilt				US Treasury Notes
1.75% 9/7/22	GBP	100,000	131,726	0.875% 7/31/19	2,470,000	2,467,215
			131,726	1.125% 8/31/21 ∞	13,800,000	13,616,180
				1.875% 7/31/22	39,700,000	39,869,809
Uruguay - 0.02%				2.00% 10/31/21 ∞	1,600,000	1,609,406
Uruguay Government				2.00% 11/30/22 ∞	7,700,000	7,768,127
International Bond
4.375% 1/23/31		515,000	558,389	2.00% 5/31/24	27,675,000	27,989,048
				2.00% 6/30/24	7,700,000	7,780,760
			558,389	2.125% 3/31/24	175,950,000	178,822,929
Uzbekistan - 0.03%				2.125% 11/30/24	9,400,000	9,558,074
Republic of Uzbekistan Bond				2.25% 3/31/21	3,600,000	3,627,633
144A 5.375% 2/20/29 #		690,000	736,231	2.25% 4/15/22	1,375,000	1,394,067
				2.25% 3/31/26	13,100,000	13,416,754
			736,231	2.25% 2/15/27 ∞	3,400,000	3,482,742
Total Sovereign Bonds (cost $31,382,072)			32,977,981	2.375% 4/30/26	10,900,000	11,251,483

34 NQ-OPTFI [6/19] 8/19 (919145)

(Unaudited)

	Principal	Value			Number of	Value
	amount°	(US $)			shares	(US $)
US Treasury Obligations (continued)			Preferred Stock - 0.09%
US Treasury Notes			Bank of America 6.50%µ		1,150,000	$1,275,448
2.375% 5/15/29	17,810,000	$18,396,825	General Electric 5.00%µ		300,000	288,234
2.50% 1/31/21	19,600,000	19,804,040	Morgan Stanley 5.55%µ		240,000	242,695
2.50% 2/28/26	11,300,000	11,748,027	USB Realty 144A 3.744%
2.625% 7/31/20	12,000,000	12,088,126	(LIBOR03M + 1.147%)#•		500,000	425,760
2.625% 3/31/25	12,700,000	13,256,122	Total Preferred Stock
2.625% 2/15/29	49,135,000	51,792,319	(cost $2,224,996)			2,232,137
2.75% 7/31/23	46,200,000	48,018,224
2.75% 2/15/24	4,000,000	4,175,781	Short-Term Investments - 3.68%
2.875% 7/31/25	15,500,000	16,422,129			Principal
2.875% 11/30/25	8,100,000	8,598,973			amount°
Total US Treasury Obligations			Discount Notes - 1.92%≠
(cost $662,794,999)		681,062,590	Bank of Montreal Bankers
			Acceptance
	Number of		1.797% 7/19/19	CAD	3,900,000	2,975,055
	shares		1.802% 7/26/19	CAD	4,300,000	3,279,072
Common Stock - 0.00%			Bank of Nova Scotia Bankers
			Acceptance
Adelphia Recovery Trust =†	1	—	1.773% 7/22/19	CAD	2,500,000	1,906,819
Century Communications =†	1,975,000	—	1.775% 7/23/19	CAD	1,600,000	1,220,303
Total Common Stock			1.829% 7/5/19	CAD	14,400,000	10,992,295
(cost $59,791)		—	HSBC Bank Bankers
			Acceptance
Convertible Preferred Stock - 0.05%			1.827% 7/24/19	CAD	1,900,000	1,449,038
A Schulman 6.00% exercise			Royal Bank of Canada
price $52.33 y	1,042	1,075,865	Bankers Acceptance
El Paso Energy Capital Trust I			1.765% 7/2/19	CAD	2,300,000	1,755,977
4.75% exercise price			1.777% 7/26/19	CAD	10,600,000	8,083,699
$34.49, maturity date			Toronto-Dominion Bank
3/31/28	3,142	166,526	Bankers Acceptance
Total Convertible Preferred Stock			1.765% 7/2/19	CAD	9,900,000	7,558,337
(cost $1,143,860)		1,242,391	1.788% 7/24/19	CAD	10,000,000	7,626,513
						46,847,108

(continues) NQ-OPTFI [6/19] 8/19 (919145) 35

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Number of	Value	Number of			Value
	shares	(US $)	contracts			(US $)
Short-Term Investments (continued)			Options Written (continued)
Money Market Mutual Funds - 1.76%			Futures Put Option - 0.00%
BlackRock FedFund -			US Treasury 10 yr Notes strike
Institutional Shares			price $127, expiration date
(seven-day effective yield			7/26/19, notional amount
2.29%)	8,624,645	$8,622,952	$ (1,816,100,000) (CSFB)	(143)	)$	(35,750)
Fidelity Investments Money						(35,750)
Market Government
Portfolio - Class I			Total Options Written
(seven-day effective yield			(premium received $75,611)			(58,094)
2.26%)	8,624,645	8,622,937	Liabilities Net of Receivables
GS Financial Square			and Other
Government Fund -			Assets - (10.65%)		(260,465,024)
Institutional Shares			Net Assets Applicable to
(seven-day effective yield			250,854,893 Shares
2.27%)	8,624,645	8,622,968	Outstanding - 100.00%		$2,445,444,448
Morgan Stanley Government
Portfolio - Institutional
Share Class (seven-day			#	Security exempt from registration under Rule 144A of the Securities
effective yield 2.25%)	8,624,645	8,622,945	Act of 1933, as amended. At June 30, 2019, the aggregate value
State Street Institutional US			of Rule 144A securities was $408,390,331,which represents 16.70%
Government Money Market			of the Fund’s net assets.
Fund - Investor Class			♦ Pass Through Agreement. Security represents the contractual right
(seven-day effective yield			to receive a proportionate amount of underlying payments due to
2.23%)	8,624,645	8,622,897	the counterparty pursuant to various agreements related to the
		43,114,699	rescheduling of obligations and the exchange of certain notes.
Total Short-Term Investments			D PIK. 100% of the income received was in the form of both cash and
(cost $89,554,096)		89,961,807	par.
★ Of this amount, $1,384,000 represents cash collateral held at brokers
Total Value of Securities Before			for certain open derivatives, $5,375,000 represents cash collateral
Options Written - 110.65%			pledged forTBA transactions,and $90,000 represents cash collateral
(cost $2,647,334,864)		2,705,967,566	due to brokers for certain open derivatives.
= The value of this security was determined using significant unobservable
	Number of		inputs and is reported as a Level 3 security.
	contracts		` The rate shown is the effective yield at the time of purchase.
Options Written - 0.00%			° Principal amount shown is stated in USD unless noted that the security
Futures Call Option - 0.00%			is denominated in another currency.
US Treasury 10 yr Notes strike			Δ Securities have been classified by country of origin.
price $129.50, expiration			µ	Fixed to variable rate investment. The rate shown reflects the fixed
date 7/26/19, notional			rate in effect at June 30, 2019. Rate will reset at a future date.
amount $(1,851,850,000)			S Interest only security. An interest only security is the interest only
(CSFB)	(143)	(22,344)	portion of a fixed income security, which is separated and sold
		(22,344)	individually from the principal portion of the security.
y No contractual maturity date.
Ω Principal only security. A principal only security is the principal only portionofafixedincomesecuritywhichisseparatedandsoldindividually
from the interest portion of the security.
† Non-income producing security.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2019. For securities based on a published reference rate and spread,the reference rate and spread are indicated
intheirdescriptionabove. Thereferenceratedescriptions(i. e. LIBOR03M,

36 NQ-OPTFI [6/19] 8/19 (919145)

(Unaudited)

LIBOR06M,etc. ) used in this report are identical for different securities,	X	This loan will settle after June 30, 2019, at which time the interest
but the underlying reference rates may differ due to the timing of		rate, based on the LIBOR and the agreed upon spread on trade date,
the reset period. Certain variable rate securities are not based on		will be reflected.
a published reference rate and spread but are determined by the	f	Step coupon bond. Stated rate in effect at June 30, 2019 through
issuer or agent and are based on current market conditions, or for		maturity date.
mortgage-backed securities,are impacted by the individual mortgages	∞ Fully or partially pledged as collateral for futures and swap
which are paying off over time. These securities do not indicate a		contracts.
reference rate and spread in their description above.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at June 30, 2019:
Foreign Currency Exchange Contracts

		Contracts to			Settlement	Unrealized	Unrealized
Counterparty		Receive (Deliver)		In Exchange For	Date	Appreciation	Depreciation
BA	CAD	(12,200,000)	USD	9,259,527	7/2/19	$—	$(57,545)
BA	CAD	(10,000,000)	USD	7,592,685	7/24/19	—	(48,376)
BA	EUR	(966,000)	USD	1,087,695	7/2/19	—	(11,119)
BA	GBP	(428,000)	USD	543,119	7/2/19	—	(531)
BA	SGD	(9,478,080)	USD	6,924,371	9/18/19	—	(89,657)
BNP	GBP	12,617,000	USD	(16,002,831)	7/2/19	23,444	—
BNP	GBP	(1,882,000)	USD	2,399,619	7/2/19	9,079	—
BNP	GBP	(12,617,000)	USD	16,027,335	8/2/19	—	(24,113)
BNP	JPY	732,300,000	USD	(6,790,615)	7/2/19	3,811	—
BNP	JPY	(732,300,000)	USD	6,806,793	8/2/19	—	(4,170)
BNP	KRW	(128,438,975)	USD	108,332	9/18/19	—	(2,908)
BNP	TWD	(101,653,561)	USD	3,242,434	11/21/19	—	(61,338)
CITI	CAD	(14,400,000)	USD	10,745,172	7/5/19	—	(252,819)
CITI	EUR	33,273,000	USD	(37,814,764)	7/2/19	32,889	—
CITI	EUR	(29,477,000)	USD	32,919,029	7/2/19	—	(610,718)
CITI	EUR	(33,273,000)	USD	37,911,222	8/2/19	—	(35,827)
CITI	GBP	(10,307,000)	USD	13,059,451	7/2/19	—	(32,632)
CITI	JPY	(732,300,000)	USD	6,730,966	7/2/19	—	(63,460)
JPMCB	CAD	(3,900,000)	USD	2,958,890	7/19/19	—	(20,757)
JPMCB	CAD	(2,500,000)	USD	1,896,860	7/22/19	—	(13,311)
JPMCB	CAD	(1,600,000)	USD	1,214,019	7/23/19	—	(8,520)
JPMCB	CAD	(1,900,000)	USD	1,449,462	7/24/19	—	(2,339)
JPMCB	CAD	(14,900,000)	USD	11,367,389	7/26/19	—	(18,352)
JPMCB	EUR	(2,830,000)	USD	3,199,678	7/2/19	—	(19,413)
JPMCB	INR	23,338,266	USD	(330,359)	9/18/19	4,369	—
JPMCB	TWD	(85,107,000)	USD	2,716,371	11/21/19	—	(49,632)

Total Foreign Currency Exchange Contracts						$73,592	$(1,427,537)

(continues) NQ-OPTFI [6/19] 8/19 (919145) 37

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

Futures Contracts
					Value/	Value/	Variation Margin
		Notional	Notional	Expiration	Unrealized	Unrealized	Due from
	Contracts to Buy (Sell)	Amount	Cost	Date	Appreciation	Depreciation	(Due to) Brokers
(1,193)	90 Day Euro	$(292,270,088)	$(292,060,084)	9/17/19	$—	$(210,004)	$29,825
(2)	Bankers’ Acceptance	(374,918)	(374,594)	3/17/20	—	(324)	133
2	Bankers’ Acceptance	375,472	374,766	9/14/20	706	—	(133)
(181)	Euro-B.T.P.	(27,640,968)	(26,646,684)	9/6/19	—	(994,284)	(111,295)
(43)	Euro-Bund	(8,446,174)	(8,360,811)	9/6/19	—	(85,363)	(5,881)
(32)	Long 10 yr Gilt	(5,295,184)	(5,253,699)	9/26/19	—	(41,485)	6,400
2,508	US Treasury 5 yr Notes	296,335,875	291,983,116	9/30/19	4,352,759	—	363,023
993	US Treasury 5 yr Notes	117,329,156	116,355,170	9/30/19	973,986	—	—
1,122	US Treasury 10 yr Notes	143,580,938	140,812,515	9/19/19	2,768,423	—	35,062
259	US Treasury 10 yr Notes	33,143,906	32,430,273	9/19/19	713,633	—	8,094
337	US Treasury Long Bonds	52,435,094	51,027,011	9/19/19	1,408,083	—	(42,125)
74	US Treasury Long Bonds	11,513,937	11,125,564	9/19/19	388,373	—	(9,250)
(6)	US Treasury Ultra Bonds	(1,065,375)	(1,032,282)	9/19/19	—	(33,093)	1,125
Total Futures Contracts			$310,380,261		$10,605,963	$(1,364,553)	$274,978

38 NQ-OPTFI [6/19] 8/19 (919145)

(Unaudited)

Swap Contracts

CDS Contracts[1]

Counterparty/				Upfront
Reference Obligation/				Payments		Variation Margin
Termination Date/	Notional	Annual Protection		Paid	Unrealized	Due from
Payment Frequency	Amount[2]	Payments	Value	(Received)	Appreciation[3]	(Due to) Brokers
Centrally Cleared:
Protection Sold
Moody’s Ratings:
AT&T 2.45% 5/15/18
Baa2 6/20/24-
Quarterly	1,800,000	1.000%	$5,863	$(4,884)	$10,747	$—
Citigroup CDS 6.125%
6/30/20 WR WR
12/20/20-Quarterly	700,000	1.000%	7,617	5,402	2,215	—
Daimler CDS 0.625%
3/5/20 A2 12/20/20-
Quarterly	EUR800,000	1.000%	11,318	7,255	4,063	—
CDX. NA. HY. 32[4] 6/20/24-
Quarterly	4,500,000	5.000%	337,588	196,208	141,380	2,143

			362,386	203,981	158,405	2,143
Over-The-Counter:
Protection Sold
Moody’s Ratings:
BAML Republic of
Colombia 10.375%
1/28/33 Baa2
6/20/21-Quarterly	100,000	1.000%	1,248	(1,291)	2,539	—
BAML Republic of
Colombia 10.375%
1/28/33 Baa2
6/20/22-Quarterly	250,000	1.000%	3,628	(2,262)	5,890	—
BNP Republic of
Colombia 10.375%
1/28/33 Baa2
6/20/21-Quarterly	200,000	1.000%	2,497	(2,613)	5,110	—
CITI Republic of Brazil
4.25% 1/7/25 /Ba2
6/20/22-Quarterly	100,000	1.000%	56	(3,762)	3,818	—
CITI Republic of Colombia
10.375% 1/28/33
Baa2 6/20/24-
Quarterly	200,000	1.000%	836	(1,919)	2,755	—
DB CMBX. NA. AAA[5]
10/17/57-Monthly	14,200,000	0.500%	164,063	(881,470)	1,045,533	—
DB Republic of Colombia
10.375% 1/28/33
Baa2 6/20/21-
Quarterly	200,000	1.000%	2,497	(2,581)	5,078	—

(continues) NQ-OPTFI [6/19] 8/19 (919145) 39

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

Counterparty/				Upfront
Reference Obligation/				Payments				Variation Margin
Termination Date/	Notional	Annual Protection		Paid		Unrealized			Due from
Payment Frequency	Amount[2]	Payments	Value	(Received)		Appreciation[3]		(Due to) Brokers
Protection Sold
Moody’s Ratings (continued):
GSC Republic of Brazil
4.25% 1/7/25 /Ba2
6/20/22-Quarterly	500,000	1.000%	$281	$(19,308)			$19,589		$—
GSC Republic of
Colombia 10.375%
1/28/33 Baa2
6/20/21-Quarterly	3,100,000	1.000%	38,699	(41,070)			79,769		—
JPMCB Mexico 5 yr CDS
5.950% 3/19/19 WR
12/20/19-Quarterly	7,100,000	1.000%	23,923	6,379			17,544		—
JPMCB Republic of
Colombia 10.375%
1/28/33 Baa2
6/20/21-Quarterly	100,000	1.000%	1,248	(1,307)			2,555		—
JPMCB South Africa
5.50% 3/9/20 Baa3
12/20/23-Quarterly	700,000	1.000%	(16,136)	(30,257)			14,121		—
MSCS CMBX. NA. BBB-. 6[5]
5/11/63-Monthly	5,405,000	3.000%	(542,620)	(620,817)			78,197		—

			(319,780)	(1,602,278)			1,282,498		—
Total CDS Contracts			$42,606	$(1,398,297)			$1,440,903		$2,143

IRS Contracts[6]

		Fixed/Floating
Reference Obligation/		Interest		Upfront
Termination Date/		Rate		Payments					Variation Margin
Payment Frequency		Paid		Paid		Unrealized	Unrealized		Due from
(Fixed Rate/Floating Rate)	Notional Amount[2]	(Received)	Value	(Received)		Appreciation[3]	Depreciation[3]		(Due to Brokers)
Centrally Cleared:
2 yr IRS[7] 12/20/19-
(Semiannually/
Quarterly)	1,100,000	2.00%/(2.387%)	$1,176	$(1,634	) $	2,810		$—	$17
2 yr IRS[7] 6/28/21-
(Semiannually/
Quarterly)	30,100,000	1.45%/(2.33%)	200,183	—		200,183		—	10,225
3 yr IRS[7] 6/21/20-
(Semiannually/
Quarterly)	32,700,000	1.25%/(2.386%)	245,774	216,857		28,917		—	2,740
3 yr IRS[7] 6/20/21-
(Semiannually/
Quarterly)	17,800,000	1.75%/(2.387%)	16,891	304,627		—		(287,736)	5,692
4 yr IRS[7] 12/16/19-
(Semiannually/
Quarterly)	1,600,000	2.00%/(2.335%)	1,794	(758)		2,552		—	21

40 NQ-OPTFI [6/19] 8/19 (919145)

(Unaudited)

		Fixed/Floating
Reference Obligation/		Interest		Upfront
Termination Date/		Rate		Payments			Variation Margin
Payment Frequency		Paid		Paid	Unrealized	Unrealized	Due from
(Fixed Rate/Floating Rate)	Notional Amount[2]	(Received)	Value	(Received)	Appreciation[3]	Depreciation[3]	(Due to Brokers)
Centrally Cleared (continued):
5 yr IRS[7] 6/27/24-
(Semiannually/
Quarterly)	30,900,000	1.98%/(2.311%)	$(331,557)	$—	$—	$(331,557)	$17,789
5 yr IRS[8] 9/18/24-
(Semiannually/
Quarterly)	GBP 47,400,000	1.25%/(0.856%)	(1,012,977)	121,684	—	(1,134,661)	32,478
7 yr IRS[7] 12/16/22-
(Semiannually/
Quarterly)	41,600,000	2.25%/(2.409%)	(724,768)	552,573	—	(1,277,341)	28,962
10 yr IRS[9] 3/20/28-
(Semiannually/
Semiannually)	JPY 5,490,000,000	0.30%/(0.002%)	(1,411,026)	271,545	—	(1,682,571)	(55,105)
10 yr IRS[7]
5/9/28-(Quarterly/
Semiannually)	11,200,000	(2.562%)/2.90%	959,101	—	959,101	—	(9,629)
10 yr IRS[7] 6/19/29-
(Semiannually/
Quarterly)	18,600,000	3.00%/(2.419%)	(1,761,502)	(1,627,232)	—	(134,270)	17,220
30 yr IRS[7] 6/15/46-
(Semiannually/
Quarterly)	16,600,000	2.50%/(2.41%)	(1,026,504)	(1,021,303)	—	(5,201)	60,509
30 yr IRS[7] 6/15/46-
(Semiannually/
Quarterly)	500,000	2.50%/(2.41%)	(28,367)	(19,121)	—	(9,246)	1,859
30 yr IRS[7] 12/21/46-
(Semiannually/
Quarterly)	900,000	2.25%/(2.386%)	(3,562)	(66,188)	62,626	—	3,328
30 yr IRS[7] 6/20/48-
(Semiannually/
Quarterly)	5,300,000	2.50%/(2.387%)	(312,988)	585,201	—	(898,189)	21,226
30 yr IRS[7] 8/22/48-
(Semiannually/
Quarterly)	4,400,000	2.905%/(2.524%)	(657,041)	—	—	(657,041)	18,507
30 yr IRS[7] 12/19/48-
(Semiannually/
Quarterly)	17,800,000	3.00%/(2.419%)	(3,060,433)	700,263	—	(3,760,696)	76,416

Total IRS Contracts			$(8,905,806)	$16,514	$1,256,189	$(10,178,509)	$232,255

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the
Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Unfunded Loan Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can

(continues) NQ-OPTFI [6/19] 8/19 (919145) 41

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at June 30, 2019:

Unrealized
	Principal			Appreciation
Borrower	Amount	Cost	Value	(Depreciation)
Heartland Dental Tranche DD 1st Lien 3.75% (LIBOR03M+3.75%) 4/30/25	$4,961	$ 4,961	$4,721	$(240)

1 A CDS contract is a risk-transfer instrument through which one party	BADLARPP - Argentina Term Deposit Rate
(purchaser of protection) transfers to another party (seller of	BAML - Bank of America Merrill Lynch
protection) the financial risk of a credit event (as defined in the CDS
agreement), as it relates to a particular reference security or basket of	BNP - BNP Paribas
securities (such as an index) . Periodic payments (receipts) on such	BP0003M - 3 Month Sterling LIBOR
contracts are accrued daily and recorded as unrealized losses (gains)	Interest Rate
on swap contracts. Upon payment (receipt), such amounts are	BP0006M - 6 Month Sterling LIBOR
recorded as realized losses (gains) on swap contracts. Upfront	Interest Rate
payments made or received in connection with CDS contracts are	B.T.P. - Buoni del Tesoro Poliennali
amortized over the expected life of the CDS contracts as unrealized	CAD - Canadian Dollar
losses (gains) on swap contracts. The change in value of CDS	CDO - Collateralized Debt Obligation
contracts is recorded daily as unrealized appreciation or depreciation.	CDS - Credit Default Swap
A realized gain or loss is recorded upon a credit event (as defined in	CDX. NA. HY - Credit Default Swap Index
the CDS agreement) or the maturity or termination of the agreement.	North America High Yield
[2] Notional amount shown is stated in USD unless noted that the swap	CSFB - Credit Suisse First Boston
is denominated in another currency.	CITI - Citibank, N. A.
CLO - Collateralized Loan Obligation
[3] Unrealized appreciation (depreciation) does not include periodic	CMBX. NA - Commercial Mortgage-
interest payments (receipt) on swap contracts accrued daily in the	Backed Index North America
amount of $194,832.	COF 11 - Cost of Funds for the 11th

[4] Markit’s North America High Yield CDX Index, or the CDX. NA. HY	District of San Francisco
Index, is composed of 100 liquid North American entities with high	DB - Deutsche Bank AG
yield credit ratings that trade is in the CDS market.	EUR - European Monetary Unit
EURIBOR - Euro Interbank Offered Rate
[5] Markit’s CMBX Index, or the CMBX. NA Index, is a synthetic tradable	EUR003M - EURIBOR EUR 3 Month
index referencing a basket of 25 commercial mortgage-backed	FREMF - Freddie Mac Multifamily
securities in North America. Credit-quality rating are measured on a	GBP - British Pound Sterling
scale that generally ranges from AAA (highest) to BB (lowest) . US	GNMA - Government National Mortgage
Agency and US Agency mortgage-backed securities appear under US	Association
Government.	GS - Goldman Sachs
6 An IRS agreement is an exchange of interest rates between	GSC - Goldman Sachs Bank USA
counterparties. Periodic payments (receipt) on such contracts are	H15T1Y - US Treasury Yield Curve Rate T
accrued daily and recorded as unrealized appreciation (depreciation)	Note Constant Maturity 1 Year
on swap contracts. Upon periodic payment (receipt) or termination of	HSBC - HSBC Bank USA, National
the contract, such amounts are recorded as realized gains (losses) on	Association
swap contracts.	ICE - Intercontinental Exchange

[7] Rate resets based on LIBOR03M.	INR - Indian Rupee
IRS - Interest Rate Swap
[8] Rate resets based on BP0006M.	JPMBB - JPMorgan Barclays Bank
JPMCB - JPMorgan Chase Bank, National
[9] Rate resets based on JPY0006M.	Association
JPMDB - JPMorgan Deutsche Bank
Summary of abbreviations:	JPY - Japanese Yen
ABS - Asset-Backed Security	JPY0006M - Japanese Yen 6 Month
ADR - American Depositary Receipt	LIBOR Interest Rate
ARM - Adjustable Rate Mortgage	KRW - South Korean Won
BA - Bank of America, N.A.	LB - Lehman Brothers

42 NQ-OPTFI [6/19] 8/19 (919145)

(Unaudited)

Summary of abbreviations:	REMIC - Real Estate Mortgage
(continued)	Investment Conduit
LIBOR - London Interbank Offered Rate	S.F. - Single Family
LIBOR00M - ICE LIBOR USD 0 Month	SGD - Singapore Dollar
LIBOR01M - ICE LIBOR USD 1 Month	TBA - To be announced
LIBOR03M - ICE LIBOR USD 3 Month	TWD - Taiwan Dollar
LIBOR06M - ICE LIBOR USD 6 Month	USBMMY3M - US Treasury 3 Months Bill
LIBOR12M - ICE LIBOR USD 12 Month	Money Market Yield
MASTR - Mortgage Asset Securitization	USD - US Dollar
Transactions, Inc.	yr - Year
MSCS - Morgan Stanley Capital Services
LLC
PIK - Pay-in-Kind

(continues) NQ-OPTFI [6/19] 8/19 (919145) 43

Schedule of investments

Optimum International Fund

June 30, 2019 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 98.29%Δ			Common StockΔ (continued)
Australia - 3.66%			Canada (continued)
Altium	7,334	$177,037	Bank of Montreal	75,951	$5,737,141
BHP Billiton ADR *	52,454	3,048,102	Bank of Nova Scotia	81,700	4,388,361
BHP Group	203,486	5,915,047	Canadian Imperial Bank of
BlueScope Steel	4,264	36,257	Commerce	66,100	5,197,952
Cochlear	12,524	1,823,443	CGI †	4,800	369,031
Evolution Mining	36,685	112,432	Constellation Software	4,000	3,769,997
Fortescue Metals Group	646,254	4,109,907	Great-West Lifeco	21,000	483,487
Iluka Resources	23,210	176,225	iA Financial	2,500	101,829
Newcrest Mining	25,588	574,866	Magna International Class A	73,404	3,652,403
Qantas Airways	884,030	3,354,793	Power Corp of Canada	54,200	1,167,563
St Barbara	61,981	128,007	Power Financial	82,700	1,902,122
Technology One	42,845	237,586	Quebecor Class B	2,800	66,689
Wesfarmers	28,527	725,162	Rogers Communications
		20,418,864	Class B (US Shares) *	46,506	2,489,001
			Royal Bank of Canada	86,234	6,853,020
Austria - 1.90%			Toronto-Dominion Bank	115,600	6,754,772
Erste Group Bank †	114,431	4,243,579	TransGlobe Energy	13,876	19,288
Raiffeisen Bank International	37,374	877,567
Schoeller-Bleckmann Oilfield					42,998,036
Equipment *	35,615	3,024,280	Chile - 0.99%
voestalpine *	79,866	2,469,040	Cia Cervecerias Unidas ADR	2,966	83,790
		10,614,466	Enel Americas ADR	382,759	3,395,072
			Sociedad Quimica y Minera de
Belgium - 0.01%			Chile ADR	66,157	2,058,144
Barco	232	48,896
					5,537,006
		48,896
			China/Hong Kong - 11.06%
Brazil - 3.10%			Agile Group Holdings	210,000	281,110
Banco Bradesco ADR	442,706	4,347,373	Angang Steel Class H	67,600	30,842
Cia de Saneamento do			Anhui Conch Cement
Parana	146,200	3,074,428	Class H	1,355,000	8,478,658
Cosan Class A †	7,000	93,520	ANTA Sports Products *	471,000	3,248,581
Direcional Engenharia	95,800	282,165	Asia Cement China Holdings	393,862	631,496
Eneva †	21,600	135,564	Autohome ADR †	17,241	1,476,174
FII BTG Pactual Corporate			Baidu ADR †	13,709	1,608,888
Office Fund	720	18,278	Build King Holdings	210,000	28,215
IRB Brasil Resseguros	56,600	1,467,050	BYD Class H *	462,500	2,796,498
Porto Seguro	78,100	1,057,618	Changyou. com ADR	22,945	220,501
Sul America	380,200	3,718,880	Chiho Environmental Group †	202,000	22,756
TOTVS	127,400	1,459,479	China BlueChemical Class H	330,000	90,021
Transmissora Alianca de
Energia Eletrica	224,200	1,596,278	China Crystal New Material
			Holdings †	52,078	106,827
		17,250,633	China Life Insurance Class H	1,396,000	3,450,443
Cambodia - 0.06%			China Overseas Grand Oceans
NagaCorp	270,000	332,089	Group	166,000	73,107
		332,089	China SCE Group Holdings	807,000	388,932
Canada - 7.71%			China Telecom ADR	4,881	244,196
Aecon Group	3,100	45,380

(continues) NQ-OPTIE [6/19] 8/19 (919150) 1

Schedule of investments

Optimum International Fund (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common StockΔ (continued)			Common StockΔ (continued)
China/Hong Kong (continued)			China/Hong Kong (continued)
China United Network			Shanxi Taigang Stainless Steel
Communications Class A	58,900	$52,908	Class A	841,800	$499,764
Chongqing Dima Industry			Shimao Property Holdings	683,500	2,082,321
Class A	267,200	145,357	Sinopec Engineering Group
CNHTC Jinan Truck Class A	84,700	198,241	Class H	34,001	28,817
CNOOC	2,315,000	3,948,843	Sinopharm Group Class H	530,000	1,866,179
Country Garden Services			Sinotruk Hong Kong	545,375	944,935
Holdings	397,000	917,338	Sunac China Holdings	487,000	2,391,602
Dongfang Electric Corp			Swire Properties	67,800	274,096
Class H †	735,800	480,345	Times China Holdings	370,000	740,766
Future Land Development			Weichai Power Class H	602,000	1,018,241
Holdings	664,000	874,152	Xiamen C & D Class A	54,400	70,426
Gansu Qilianshan Cement			Xinxing Ductile Iron Pipes
Group Class A	357,400	457,629	Class A	384,000	248,513
Gemdale Properties &			Yango Group Class A	525,900	496,821
Investment	284,000	33,830	Yuexiu Property	692,000	156,839
Greenland Holdings Group
Class A	1,127,700	1,122,794			61,639,438
Guangdong Xinbao Electrical			Colombia - 0.75%
Appliances Holdings			Almacenes Exito	9,000	46,715
Class A	64,000	107,517	Bancolombia ADR	70,835	3,615,418
Guangzhou R&F Properties			Ecopetrol ADR	28,552	522,216
Class H	13,600	26,173			4,184,349
Hilong Holding	176,000	19,224
Hisense Home Appliances			Czech Republic - 0.35%
Group Class H	516,000	627,426	Komercni banka	48,669	1,939,284
Hopson Development					1,939,284
Holdings	94,000	101,687	Denmark - 1.11%
Industrial & Commercial Bank			H. Lundbeck	82,944	3,285,348
of China Class H	5,159,000	3,765,666	Novo Nordisk Class B	57,171	2,920,135
Jinke Properties Group					6,205,483
Class A	527,200	462,985
Lenovo Group	418,000	323,651	Finland - 0.50%
Li Ning	280,500	663,334	Finnair	10,192	81,289
Logan Property Holdings	610,000	986,379	Neste	79,899	2,716,363
Maanshan Iron & Steel					2,797,652
Class H	1,418,000	563,886	France - 4.45%
Nanjing Iron & Steel Class A	821,100	419,123	Capgemini	30,240	3,759,834
NetEase ADR	4,323	1,105,694	Ipsen	31,199	4,255,411
PetroChina Class H	5,854,000	3,227,822	IPSOS	23,199	611,704
Poly Property Group	92,504	33,900	Peugeot	140,688	3,462,678
Qudian ADR †	16,003	120,024	Safran	47,561	6,957,784
RiseSun Real Estate			Sartorius Stedim Biotech	1,216	191,743
Development Class A	1,715,800	2,349,431	Societe Generale	59,463	1,500,810
Sailun Group Class A	330,800	143,200	Sodexo	34,815	4,069,660
Sany Heavy Industry Class A	1,292,400	2,465,280			24,809,624
Shanghai Fosun
Pharmaceutical Group			Germany - 3.09%
Class H	627,000	1,899,034	Continental	20,917	3,045,913

2 NQ-OPTIE [6/19] 8/19 (919150)

(Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common StockΔ (continued)			Common StockΔ (continued)
Germany (continued)			Japan - 10.16%
Dermapharm Holding	1,717	$59,158	Astellas Pharma	293,500	$4,182,600
Deutsche Lufthansa	177,413	3,041,891	Denso	101,700	4,288,293
Deutsche Telekom	121,510	2,105,118	Fujitsu	82,400	5,758,629
Elmos Semiconductor	386	9,660	Hitachi	95,200	3,502,666
Merck	36,913	3,855,611	Hosokawa Micron	1,000	42,291
MTU Aero Engines	10,151	2,421,120	Internet Initiative Japan	1,600	30,083
Vonovia	56,602	2,703,867	Itochu Techno-Solutions	20,100	516,736
		17,242,338	Medipal Holdings	29,600	654,709
Greece - 0.02%			Mitsubishi UFJ Financial
Motor Oil Hellas Corinth			Group	186,400	887,820
Refineries	3,926	100,446	Mixi	88,600	1,779,287
			Nichiha	13,800	385,664
		100,446	Nihon Unisys	2,900	97,556
Hungary - 0.29%			Nippon Telegraph &
MOL Hungarian Oil & Gas	57,125	634,154	Telephone	27,300	1,271,899
OTP Bank	24,671	982,434	Noritake	600	25,223
		1,616,588	NTT DOCOMO	33,500	781,620
India - 2.21%			Otsuka	17,500	705,723
HDFC Bank ADR	38,027	4,945,031	Rohto Pharmaceutical	60,600	1,649,924
Hexaware Technologies	49,638	272,438	Secom	59,500	5,127,104
ICICI Bank ADR	382,287	4,812,993	Showa	5,000	67,543
Oil & Natural Gas	214,653	521,670	SoftBank Group	156,400	7,533,057
Power Mech Projects	575	8,300	Sumitomo Dainippon Pharma	115,500	2,198,847
Reliance Capital	641,988	615,172	Sumitomo Mitsui Financial
WNS Holdings ADR †	18,807	1,113,374	Group	23,500	832,974
			Suzuken	88,500	5,200,570
		12,288,978	Systena	3,800	62,396
Indonesia - 0.24%			T-Gaia	78,900	1,494,585
Adaro Energy	1,761,800	169,841	Tokyo Electric Power Co.
Bekasi Fajar Industrial Estate	1,699,100	36,763	Holdings †	765,400	3,997,733
Delta Dunia Makmur †	21,771,900	793,028	Tokyo Sangyo	4,700	21,740
Indofood Sukses Makmur	635,500	316,016	Toray Industries	468,300	3,557,899
		1,315,648			56,655,171
Israel - 3.91%			Luxembourg - 0.62%
Bank Hapoalim	939,659	6,978,119	Eurofins Scientific *	7,792	3,438,308
Bank Leumi Le-Israel	1,017,596	7,355,229			3,438,308
Check Point Software
Technologies †	44,342	5,126,379	Malaysia - 0.04%
CyberArk Software †	13,558	1,733,255	AMMB Holdings	218,200	223,327
Nice ADR †	4,257	583,209	Lii Hen Industries	26,800	18,742
		21,776,191			242,069
Italy - 1.67%			Mexico - 1.11%
Banca Mediolanum	9,086	66,927	Alpek	774,170	971,254
Enel	853,421	5,953,252	Credito Real	75,575	91,783
La Doria	26,741	276,705	Gentera	98,883	85,624
Prysmian *	145,579	3,007,913	Grupo Aeroportuario del
			Centro Norte	19,792	120,946
		9,304,797	Grupo Financiero Banorte
			Class O	597,100	3,468,041

(continues) NQ-OPTIE [6/19] 8/19 (919150) 3

Schedule of investments

Optimum International Fund (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common StockΔ (continued)			Common StockΔ (continued)
Mexico (continued)			Republic of Korea (continued)
Grupo Financiero Inbursa			Hancom	9,822	$107,419
Class O	170,518	$246,710	Handsome	2,323	74,439
Mexichem	525,797	1,106,999	Hanwha Investment &
Qualitas Controladora	7,477	20,981	Securities †	24,762	54,266
Regional	16,765	86,359	HDC Hyundai Development
		6,198,697	Co-Engineering &
			Construction	2,880	108,681
Netherlands - 4.73%			Huneed Technologies †	3,303	23,323
ASR Nederland	13,697	556,528	Industrial Bank of Korea	61,223	745,389
EXOR	48,394	3,390,409	JB Financial Group	37,570	192,450
Heineken	46,025	5,129,599	Kia Motors	69,333	2,644,973
Koninklijke Ahold Delhaize	231,972	5,207,701	KT ADR	213,894	2,645,869
Koninklijke KPN	731,816	2,247,260	LG Electronics	48,487	3,336,205
Koninklijke Philips	121,375	5,276,893	LG Uplus	43,138	541,650
Royal Dutch Shell Class A	139,609	4,546,119	LMS	15,005	181,244
		26,354,509	Mcnex	9,985	249,487
New Zealand - 0.10%			MegaStudyEdu	4,907	148,036
Fisher & Paykel Healthcare	53,024	551,583	Minwise	3,461	67,088
		551,583	NHN KCP	8,783	143,606
Norway - 2.10%			nTels †	2,396	33,569
DNB	297,842	5,549,883	S Net Systems	15,946	112,790
Equinor ADR *	208,167	4,117,543	Samsung Electronics	105,719	4,304,914
Norsk Hydro	572,289	2,049,792	Samsung Securities	25,793	874,886
			Silicon Works	2,101	78,321
		11,717,218	SK Hynix	80,511	4,842,688
Poland - 0.08%			Top Engineering	7,295	64,307
Asseco Poland	24,238	346,011	UniTest	9,140	95,053
Jastrzebska Spolka			Zeus	2,096	23,629
Weglowa †	1,900	24,063			24,183,314
LiveChat Software	8,172	66,538
TEN Square Games	741	26,236	Russia - 0.07%
		462,848	Globaltrans Investment GDR	3,093	28,765
			Tatneft ADR	4,613	341,152
Portugal - 0.01%					369,917
NOS SGPS	8,504	55,908
		55,908	Singapore - 1.42%
			DBS Group Holdings	227,200	4,364,526
Republic of Korea - 4.34%			IGG	79,000	88,354
Ahnlab	5,359	297,426	Jardine Cycle & Carriage	54,214	1,452,792
AK Holdings	2,466	95,040	United Industrial	789,700	1,716,336
BNK Financial Group	30,687	199,166	United Overseas Bank	14,900	288,049
Daehan Steel	4,588	32,801			7,910,057
Daelim Industrial	9,638	961,138
DB †	68,106	54,006	South Africa - 0.32%
DB HiTek	10,623	135,495	AECI	26,475	171,970
DGB Financial Group	55,979	395,365	Anglo American Platinum	8,694	517,293
Douzone Bizon	2,420	130,720	Investec	20,220	131,113
Gabia	7,968	64,514	MMI Holdings	88,888	119,716
Hana Financial Group	3,806	123,361	Reunert	21,958	105,277

4 NQ-OPTIE [6/19] 8/19 (919150)

(Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common StockΔ (continued)			Common StockΔ (continued)
South Africa (continued)			Thailand - 1.47%
Telkom	109,756	$717,805	Krung Thai Bank NVDR	2,935,400	$1,867,088
		1,763,174	PTT Exploration & Production	224,800	989,582
Spain - 2.38%			PTT Exploration & Production
Amadeus IT Group	95,045	7,531,889	NVDR	911,700	4,025,328
Atlantica Yield	243,639	5,523,296	PTT NVDR	314,472	500,755
Cia de Distribucion Integral			Siamgas & Petrochemicals	444,700	145,154
Logista Holdings	6,671	151,058	Thanachart Capital NVDR	365,600	661,889
Repsol	4,282	67,197			8,189,796
		13,273,440	Turkey - 0.29%
Sweden - 0.35%			Haci Omer Sabanci Holding	152,100	225,425
Betsson †	7,275	44,553	Turkiye Garanti Bankasi †	212,844	334,225
Getinge Class B	10,223	161,210	Turkiye Halk Bankasi	400,884	396,925
Swedish Match	35,715	1,509,968	Turkiye Sise ve Cam
Swedish Orphan Biovitrum †	12,339	238,119	Fabrikalari	574,083	514,172
			Vestel Elektronik Sanayi ve
		1,953,850	Ticaret †	77,493	165,066
Switzerland - 4.13%					1,635,813
Credit Suisse Group ADR †	247,518	2,962,790	United Arab Emirates - 0.06%
Ferrexpo	1,036,110	3,662,014	Emaar Properties	273,104	329,416
Novartis ADR	67,471	6,160,777
Roche Holding	29,940	8,418,765			329,416
Sonova Holding	6,111	1,390,855	United Kingdom - 8.21%
Zehnder Group	11,237	409,161	3i Group	35,040	495,744
		23,004,362	Auto Trader Group ADR	15,123	25,709
			Barclays	1,691,212	3,216,772
Taiwan - 2.73%			Barratt Developments	14,586	106,142
APCB	67,000	64,846	Bloomsbury Publishing	12,745	36,741
ASE Technology Holding	1,470,671	2,935,326	BT Group	393,665	984,294
AU Optronics ADR	6,850	20,276	Diageo	164,933	7,098,763
Chia Chang	155,000	187,656	Dialog Semiconductor †	21,808	877,540
Compal Electronics	603,000	395,533	Drax Group	60,523	199,908
Elan Microelectronics	143,500	337,228	Elektron Technology †	43,955	28,189
Eson Precision Ind	10,000	11,646	Evraz	138,163	1,169,874
Farglory Land Development	55,000	73,086	Greggs	1,048	30,546
Highwealth Construction	89,000	141,760	HSBC Holdings	488,664	4,078,520
Hon Hai Precision Industry	1,095,200	2,732,431	Hudson Class A †	18,938	261,155
Kindom Construction	37,000	33,502	Indivior †	377,052	204,533
Lite-On Technology	101,000	148,027	International Consolidated
Lumax International	22,000	51,880	Airlines Group	201,763	1,223,223
Radiant Opto-Electronics	518,000	1,740,791	ITV	1,306,936	1,792,395
Simplo Technology	27,000	218,345	Legal & General Group	161,027	551,681
Synnex Technology			London Stock Exchange
International	137,000	172,299	Group	30,160	2,101,683
Taiwan Business Bank	1,457,040	641,225	Nomad Foods †	75,075	1,603,602
Taiwan PCB Techvest	60,000	71,375	Redrow †	20,530	142,171
Taiwan Semiconductor			RELX	169,935	4,110,400
Manufacturing	687,000	5,254,440	Rio Tinto	70,469	5,160,110
		15,231,672

(continues) NQ-OPTIE [6/19] 8/19 (919150) 5

Schedule of investments

Optimum International Fund (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common StockΔ (continued)			Short-Term Investments (continued)
United Kingdom (continued)			Money Market Mutual Funds (continued)
Rio Tinto ADR *	75,707	$4,719,574	Morgan Stanley Government
Softcat	38,345	473,522	Portfolio - Institutional
Unilever CVA	83,843	5,094,148	Share Class (seven-day
		45,786,939	effective yield 2.25%)	785,304	$784,957
			State Street Institutional US
United States - 6.49%			Government Money Market
Atlantic Power †	11,200	27,026	Fund - Investor Class
Atlassian Class A †	29,958	3,919,705	(seven-day effective yield
Carnival	84,327	3,925,422	2.23%)	785,304	784,946
Core Laboratories *	43,132	2,254,941	Total Short-Term
Everest Re Group	19,549	4,832,122	Investments
ICON †	94,989	14,625,457	(cost $3,924,776)		3,924,776
JBS	941,900	5,165,800
Project Star =p†	1,420	335,091	Total Value of Securities
Project Star Series G =p†	470	110,911	Before Securities Lending
QIAGEN †	24,079	979,817	Collateral - 99.33%
		36,176,292	(cost $503,335,075)		553,688,728

Total Common Stock				Principal
(cost $497,731,044)		547,905,159		amount°

Preferred Stock - 0.33%Δ			Securities Lending Collateral - 2.84%
Brazil - 0.31%			Certificate of Deposit - 0.14%`
Telefonica Brasil 10.69%	133,800	1,745,346	Royal Bank of Canada
		1,745,346	(Toronto) 2.40% 7/1/19	808,000	808,000
					808,000
Colombia - 0.02%
Banco Davivienda 2.05%	9,006	113,447	Repurchase Agreements - 2.70%
			Bank of America
		113,447	2.46%, dated 6/28/19, to
Total Preferred Stock			be repurchased on 7/1/19,
(cost $1,679,255)		1,858,793	repurchase price $283,335
			(collateralized by US
Short-Term Investments - 0.71%			government obligations
			1.125%
Money Market Mutual Funds - 0.71%			3/31/20; market value
BlackRock FedFund -			$288,943)	283,277	283,277
Institutional Shares			Bank of Montreal
(seven-day effective yield			2.48%, dated 6/28/19, to
2.29%)	785,304	784,958	be repurchased on 7/1/19,
Fidelity Investments Money			repurchase price
Market Government			$3,685,645 (collateralized
Portfolio - Class I			by US government
(seven-day effective yield			obligations 0.00%-6.25%
2.26%)	785,304	784,955	7/15/19 -9/9/49; market
GS Financial Square			value $3,758,584)	3,684,883	3,684,883
Government Fund -
Institutional Shares
(seven-day effective yield
2.27%)	785,304	784,960

6 NQ-OPTIE [6/19] 8/19 (919150)

(Unaudited)

	Principal	Value	Total Value of
	amount°	(U. S. $)	Securities - 102.17%
Securities Lending Collateral (continued)			(cost $519,165,884)				$569,519,537
Repurchase Agreements (continued)			Obligation to Return
			Securities Lending
Bank of Nova Scotia			Collateral - (2.84%)				(15,804,508)
2.48%, dated 6/28/19, to
be repurchased on 7/1/19,			Receivables and Other
repurchase price			Assets Net of
$3,685,645 (collateralized			Liabilities - 0.67%				3,726,694
by US government			Net Assets Applicable to
obligations			43,378,911 Shares
0.00%-3.625%			Outstanding - 100.00%				$557,441,723
6/30/19 -5/31/24; market
value $3,759,358)	3,684,883	$3,684,883	*	Fully or partially on loan.
Credit Agricole			= The value of this security was determined using significant unobservable
2.45%, dated 6/28/19, to			inputs and is reported as a Level 3 security.
be repurchased on 7/1/19,			` The rate shown is the effective yield at the time of purchase.
repurchase price			Includes $12,234,230 of securities loaned.
$3,685,635 (collateralized
by US government			° Principal amount shown is stated in USD unless noted that the security
obligations 2.235%			is denominated in another currency.
4/30/21; market value			Δ Securities have been classified by country of origin.
$3,758,583)	3,684,883	3,684,883	p Restricted security. These investments are in securities not registered
JP Morgan Securities			under the Securities Act of 1933, as amended, and have certain
2.53%, dated 6/28/19, to			restrictions on resale which may limit their liquidity. At
be repurchased on 7/1/19,			June 30, 2019, the aggregate value of restricted securities was
repurchase price			$446,002, which represente d 0.08% of the Fund’s net assets. See
$3,685,660 (collateralized			the table below for additional details on restricted securities.
by US government			†	Non-income producing security.
obligations 0.00%-2.75%
7/18/19 -2/15/24; market			Restricted Securities
value $3,758,584)	3,684,883	3,684,883
		15,022,809	Investment	Date of Acquisition	Cost	Value
Total Securities Lending			Project Star	5/7/14	$999,482	$335,091
Collateral			Project Star Series G	10/29/14	396,443	110,911
(cost $15,830,809)		15,830,809	Total		$1,395,925	$446,002

The following foreign currency exchange contracts were outstanding at June 30, 2019:

Foreign Currency Exchange Contracts

		Contracts to			Settlement		Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date		Depreciation
BBH	IDR	(427,755,355)	USD	30,230	7/1/19		$(46)
BBH	SGD	(14,595)	USD	10,777	7/1/19		(11)
BBH	SGD	(6,753)	USD	4,989	7/2/19		(2)
BNYM	CNY	(2,825)	USD	410	7/2/19		(1)
BNYM	CNY	(35,065)	USD	5,098	7/3/19		(13)
BNYM	JPY	(2,959,148)	USD	27,450	7/2/19		(5)

Total Foreign Currency Exchange Contracts							$(78)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

(continues) NQ-OPTIE [6/19] 8/19 (919150) 7

Schedule of investments

Optimum International Fund (Unaudited)

Summary of abbreviations:	IDR - Indonesian Rupiah
ADR - American Depositary Receipt	JPY - Japanese Yen
BBH - Brown Brothers Harriman & Co.	SGD - Singapore Dollar
BNYM - Bank of New York Mellon	NVDR - Non-Voting Depositary
CNY - Chinese Yuan	Receipt
CVA - Dutch Certificate	USD - US Dollar
GDR - Global Depositary Receipt
GS - Goldman Sachs

8 NQ-OPTIE [6/19] 8/19 (919150)

Schedule of investments

Optimum Large Cap Growth Fund

June 30, 2019 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 97.44%G			Common StockG (continued)
Communication Services - 16.07%			Financials - 4.15%
Alphabet Class A †	30,792	$33,341,578	American Express	118,870	$14,673,313
Alphabet Class C †	42,920	46,392,657	BlackRock	27,960	13,121,628
Comcast Class A	395,360	16,715,821	Charles Schwab	528,273	21,231,292
Electronic Arts †	52,623	5,328,605	Chubb (Switzerland)	43,000	6,333,470
Facebook Class A †	495,734	95,676,662	Intercontinental Exchange	59,022	5,072,351
IAC/InterActiveCorp †	28,261	6,147,615	Morgan Stanley	38,400	1,682,304
Netflix †	39,769	14,607,949	S&P Global	6,600	1,503,414
Tencent Holdings (China)			TD Ameritrade Holding	162,723	8,123,132
(Hong Kong Exchange)	410,900	18,588,877
Tencent Music Entertainment					71,740,904
Group ADR †	262,488	3,934,695	Healthcare - 12.56%
Walt Disney	264,243	36,898,893	Alcon †	74,649	4,609,549
			Alexion Pharmaceuticals †	149,378	19,565,531
		277,633,352	Anthem	29,700	8,381,637
Consumer Discretionary - 17.95%			Becton Dickinson and Co.	56,613	14,267,042
Advance Auto Parts	82,850	12,770,499	BioMarin Pharmaceutical †	110,080	9,428,352
Alibaba Group Holding ADR †	220,022	37,282,728	Centene †	134,446	7,050,348
Amazon. com †	70,742	133,959,173	Cigna	40,876	6,440,014
Aptiv	122,181	9,875,890	Elanco Animal Health †	11,289	381,568
Booking Holdings †	4,759	8,921,745	Eli Lilly & Co.	15,898	1,761,339
Chipotle Mexican Grill †	17,030	12,480,946	HCA Healthcare	38,666	5,226,483
Dollar General	25,500	3,446,580	Intuitive Surgical †	24,177	12,682,045
Dollar Tree †	68,290	7,333,663	Johnson & Johnson	103,420	14,404,338
Dollarama	232,526	8,180,270	Stryker	83,477	17,161,202
Ferrari (Italy)	53,103	8,571,886	Thermo Fisher Scientific	66,880	19,641,318
GrubHub †	117,320	9,149,787	UnitedHealth Group	152,057	37,103,429
Home Depot	78,190	16,261,174	Vertex Pharmaceuticals †	72,794	13,348,964
Las Vegas Sands	107,100	6,328,539	WellCare Health Plans †	17,184	4,898,643
McDonald’s	30,000	6,229,800	Zoetis	181,560	20,605,244
MercadoLibre †	4,413	2,699,741
MGM Resorts International	160,800	4,594,056			216,957,046
NIKE Class B	112,464	9,441,353	Industrials - 9.87%
NVR †	1,280	4,313,920	Boeing	88,978	32,388,882
Wynn Resorts	67,091	8,318,613	Caterpillar	71,310	9,718,840
			CH Robinson Worldwide	61,270	5,168,125
		310,160,363	Equifax	27,464	3,714,231
Consumer Staples - 3.30%			Fortive	102,713	8,373,164
Anheuser-Busch InBev ADR	181,650	16,077,842	Honeywell International	125,010	21,825,496
Coca-Cola	212,020	10,796,058	IHS Markit (United
Costco Wholesale	57,448	15,181,208	Kingdom) †	220,696	14,062,749
McCormick & Co.	54,123	8,389,606	JB Hunt Transport Services	38,728	3,540,126
Philip Morris International	83,254	6,537,937	Northrop Grumman	25,300	8,174,683
		56,982,651	Roper Technologies	31,515	11,542,684
			TransUnion	114,731	8,433,876
Energy - 0.87%			Uber Technologies †	193,305	8,965,486
Pioneer Natural Resources	97,274	14,966,578	United Parcel Service Class B	136,880	14,135,598
		14,966,578	Wabtec	82,426	5,914,890

(continues) NQ-OPTLG [6/19] 8/19 (919174) 1

Schedule of investments

Optimum Large Cap Growth Fund (Unaudited)

	Number of	Value	Number of		Value
	shares	(US $)		shares	(US $)
Common StockG (continued)			Common StockG (continued)
Industrials (continued)			Utilities - 0.96%
WW Grainger	54,220	$14,543,431	NextEra Energy	34,707	$7,110,076
		170,502,261	Sempra Energy	69,269	9,520,331
Information Technology - 28.29%					16,630,407
Adobe †	83,620	24,638,633	Total Common Stock
Akamai Technologies †	213,890	17,141,145	(cost $1,212,284,805)		1,683,577,852
Apple	122,801	24,304,774
ASML Holding (Netherlands)	37,000	7,693,410	Convertible Preferred Stock - 0.55%
Atlassian Class A †	6,402	837,638	Airbnb Private Placement
Fidelity National Information			Series D =p†	23,130	2,726,333
Services	36,000	4,416,480	Series E =p†	13,611	1,604,328
Fiserv †	85,688	7,811,318	Magic Leap =p†	43,435	1,114,108
Intuit	52,184	13,637,245	Uber Technologies Series G †	34,197	1,506,754
Marvell Technology Group	302,055	7,210,053	WeWork Companies
Mastercard Class A	108,697	28,753,617	Series E =p†	20,913	1,072,837
Microsoft	685,307	91,803,726	Xiaoju Kuaizhi (China) =p†	32,416	1,477,862
Nutanix Class A †	238,210	6,179,167	Total Convertible Preferred
NVIDIA	56,120	9,216,588	Stock (cost $6,453,969)		9,502,222
Oracle	324,520	18,487,904
Palo Alto Networks †	61,400	12,510,864	Short-Term Investments - 1.56%
PayPal Holdings †	126,442	14,472,551	Money Market Mutual Funds - 1.56%
QUALCOMM	201,530	15,330,387	BlackRock FedFund -
salesforce. com †	73,800	11,197,674	Institutional Shares
ServiceNow †	21,374	5,868,659	(seven-day effective yield
Slack Technologies Class A †	2,573	96,488	2.29%)	5,392,288	5,389,886
Splunk †	168,205	21,151,779	Fidelity Investments Money
Symantec	483,626	10,523,702	Market Government
Temenos	16,341	2,925,921	Portfolio - Class I
Texas Instruments	120,640	13,844,646	(seven-day effective yield
Total System Services	33,800	4,335,526	2.26%)	5,392,288	5,389,866
Visa Class A	406,507	70,549,290	GS Financial Square
VMware Class A	112,839	18,867,809	Government Fund -
			Institutional Shares
Workday Class A †	45,568	9,367,869	(seven-day effective yield
Worldpay Class A †	126,194	15,465,075	2.27%)	5,392,288	5,389,905
Zoom Video Communications			Morgan Stanley Government
Class A †	2,777	246,570	Portfolio - Institutional
		488,886,508	Share Class (seven-day
			effective yield 2.25%)	5,392,288	5,389,881
Materials - 2.28%			State Street Institutional US
Dow	32,933	1,623,926	Government Money Market
DuPont de Nemours	32,933	2,472,280	Fund - Investor Class
Ecolab	83,670	16,519,805	(seven-day effective yield
Linde	93,160	18,706,528	2.23%)	5,392,288	5,389,806
		39,322,539	Total Short-Term
Real Estate - 1.14%			Investments
Crown Castle International	28,140	3,668,049	(cost $26,949,344)		26,949,344
Equinix	31,980	16,127,194
		19,795,243

2 NQ-OPTLG [6/19] 8/19 (919174)

(Unaudited)

Total Value of		Restricted securities
Securities - 99.55%		Investment	Date of Acquisition			Cost	Value
(cost $1,245,688,118)	$1,720,029,418
		Airbnb Private
Receivables and Other		Placement
Assets Net of		Series D		4/16/14		$941,693	$2,726,333
Liabilities - 0.45%	7,821,599	Airbnb Private
Net Assets Applicable to		Placement
92,827,902 Shares		Series E		7/14/15		1,267,108	1,604,328
Outstanding - 100.00%	$1,727,851,017	Magic Leap		1/20/16		1,000,438	1,114,108
		WeWork
G Narrow industries are utilized for compliance purposes for diversification		Companies
whereas broad sectors are used for financial reporting.		Series E		6/23/15		687,820	1,072,837
= The value of this security was determined using significant unobservable		Xiaoju Kuaizhi
inputs and is reported as a Level 3 security.		(China)		10/19/15		889,048	1,477,862
p Restricted security. These investments are in securities not registered		Total				$4,786,107	$7,995,468
under the Securities Act of 1933, as amended, and have certain
restrictionsonresalewhichmaylimittheirliquidity. AtJune 30, 2019,the		The following foreign currency exchange contracts were outstanding at
aggregate value of restricted securities was $7,995,468, which		June 30, 2019:
represented 0.46% of the Fund’s net assets.
† Non-income producing security.		Foreign Currency Exchange Contract

			Contracts to					Unrealized
		Counterparty	Receive (Deliver)			In Exchange For	Settlement Date	Appreciation
		BNYM	CHF	10,784	USD	(11,050)	7/1/19	$0
		HSBC	CHF	123,889	USD	(126,887)	7/1/19	58
								$58

		The use of foreign currency exchange contracts involves elements of
		market risk and risks in excess of the amounts disclosed in the financial
		statements. The foreign currency exchange contracts presented above
		represent the Fund’s total exposure in such contracts, whereas only the
		net unrealized appreciation (depreciation) is reflected in the Fund’s net
		assets.

		Summary of abbreviations:
		ADR - American Depositary Receipt
		BNYM - Bank of New York Mellon
		CHF - Swiss Franc
		GS - Goldman Sachs
		HSBC - Hong Kong Shanghai Bank
		USD - US Dollar

(continues) NQ-OPTLG [6/19] 8/19 (919174) 3

Schedule of investments

Optimum Large Cap Value Fund

June 30, 2019 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 97.89%			Common Stock (continued)
Communication Services - 7.61%			Energy (continued)
Alphabet Class A †	8,305	$8,992,654	Pioneer Natural Resources	13,439	$2,067,725
AT&T	606,479	20,323,111	Schlumberger	216,252	8,593,854
Comcast Class A	963,338	40,729,931			107,188,688
Discovery Class A †	288,659	8,861,831	Financials - 24.89%
Omnicom Group	60,629	4,968,547	Allstate	80,176	8,153,097
Verizon Communications	486,023	27,766,494	American Express	112,236	13,854,412
Walt Disney	92,671	12,940,578	Aon (United Kingdom)	99,068	19,118,143
		124,583,146	Bank of America	892,270	25,875,830
Consumer Discretionary - 2.14%			Bank of New York Mellon	151,274	6,678,747
Aptiv	82,072	6,633,880	BB&T	233,627	11,478,094
BorgWarner	95,431	4,006,193	Berkshire Hathaway Class B †	46,840	9,984,883
Hanesbrands	87,124	1,500,275	BlackRock	16,853	7,909,113
Harley-Davidson	24,571	880,379	Charles Schwab	187,510	7,536,027
Lear	11,331	1,578,068	Chubb (Switzerland)	109,459	16,122,216
PVH	88,745	8,398,827	Citigroup	262,678	18,395,340
Royal Caribbean Cruises	99,479	12,057,850	Discover Financial Services	154,662	12,000,225
		35,055,472	E*TRADE Financial	178,271	7,950,887
Consumer Staples - 7.46%			Goldman Sachs Group	63,909	13,075,781
Altria Group	81,130	3,841,505	Hartford Financial Services
Archer-Daniels-Midland	104,475	4,262,580	Group	217,947	12,144,007
Colgate-Palmolive	23,617	1,692,630	Intercontinental Exchange	114,783	9,864,451
Danone (France)	46,234	3,914,735	JPMorgan Chase & Co.	603,842	67,509,536
Diageo (United Kingdom)	255,354	10,990,509	Marsh & McLennan	48,523	4,840,169
General Mills	54,224	2,847,844	MetLife	135,847	6,747,520
JM Smucker	27,648	3,184,773	Moody’s	32,360	6,320,232
Kimberly-Clark	21,348	2,845,261	Nasdaq	96,368	9,267,711
Mondelez International			PNC Financial Services Group	80,747	11,084,948
Class A	163,213	8,797,181	Prudential Financial	96,549	9,751,449
Nestle (Switzerland)	136,028	14,081,924	State Street	231,121	12,956,643
PepsiCo	133,943	17,563,946	SunTrust Banks	162,676	10,224,187
Philip Morris International	155,032	12,174,663	T Rowe Price Group	35,301	3,872,873
Procter & Gamble	226,746	24,862,699	Travelers	167,563	25,054,020
Reckitt Benckiser Group			US Bancorp	323,006	16,925,514
(United Kingdom)	45,943	3,627,417	Wells Fargo & Co.	480,077	22,717,244
Tyson Foods Class A	92,777	7,490,815			407,413,299
		122,178,482	Healthcare - 16.07%
Energy - 6.55%			Abbott Laboratories	131,323	11,044,264
Chevron	224,873	27,983,196	Allergan	41,169	6,892,926
ConocoPhillips	180,864	11,032,704	Biogen †	26,649	6,232,402
Diamondback Energy	82,506	8,990,679	Cigna	126,777	19,973,716
EOG Resources	162,452	15,134,028	Danaher	160,070	22,877,204
Exxon Mobil	74,413	5,702,268	Eli Lilly & Co.	66,391	7,355,459
Helmerich & Payne	114,587	5,800,394	Gilead Sciences	121,192	8,187,731
Marathon Petroleum	200,286	11,191,982	Hill-Rom Holdings	53,519	5,599,158
Occidental Petroleum	44,812	2,253,147	Johnson & Johnson	201,893	28,119,657
Phillips 66	90,215	8,438,711	McKesson	42,245	5,677,306
			Medtronic (Ireland)	421,738	41,073,064

(continues) NQ-OPTLV [6/19] 8/19 (919186) 1

Schedule of investments

Optimum Large Cap Value Fund (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock (continued)			Common Stock (continued)
Healthcare (continued)			Information Technology (continued)
Merck & Co.	277,961	$23,307,030	Texas Instruments	147,313	$16,905,640
Novartis (Switzerland)	21,073	1,923,792			133,173,172
Pfizer	984,545	42,650,489	Materials - 2.85%
Roche Holding (Switzerland)	12,366	3,477,169	Air Products & Chemicals	59,701	13,514,515
Thermo Fisher Scientific	76,440	22,448,899	Corteva †	34,743	1,027,350
UnitedHealth Group	25,555	6,235,676	DuPont de Nemours	34,743	2,608,157
		263,075,942	Huntsman	327,007	6,684,023
Industrials - 14.19%			PPG Industries	130,216	15,197,509
3M	42,416	7,352,389	Sherwin-Williams	16,621	7,617,238
Canadian National Railway					46,648,792
(Canada)	53,011	4,902,457	Real Estate - 2.73%
Caterpillar	69,792	9,511,952	Alexandria Real Estate
Delta Air Lines	208,000	11,804,000	Equities	33,753	4,762,211
Eaton	111,606	9,294,548	AvalonBay Communities	28,927	5,877,388
Equifax	52,812	7,142,295	Boston Properties	78,723	10,155,267
HD Supply Holdings †	37,787	1,522,060	Equity LifeStyle Properties	44,532	5,403,513
Honeywell International	149,291	26,064,716	Highwoods Properties	99,647	4,115,421
Illinois Tool Works	83,713	12,624,757	Prologis	139,526	11,176,033
Ingersoll-Rand	166,009	21,028,360	Public Storage	13,753	3,275,552
Johnson Controls
International	303,162	12,523,622			44,765,385
Lockheed Martin	47,576	17,295,779	Utilities - 5.26%
Northrop Grumman	88,711	28,663,411	American Electric Power	167,003	14,697,934
Owens Corning	105,340	6,130,788	DTE Energy	90,245	11,540,531
Parker-Hannifin	23,144	3,934,711	Duke Energy	180,943	15,966,410
Quanta Services	183,099	6,992,551	Firstenergy	215,525	9,226,625
Stanley Black & Decker	60,773	8,788,384	Southern	241,713	13,361,895
Union Pacific	63,119	10,674,054	Xcel Energy	358,807	21,345,428
United Parcel Service Class B	27,173	2,806,156			86,138,823
United Technologies	70,976	9,241,075
Waste Management	121,879	14,061,180	Total Common Stock
		232,359,245	(cost $1,284,710,968)		1,602,580,446
Information Technology - 8.14%			Short-Term Investments - 1.96%
Accenture Class A (Ireland)	123,392	22,799,140	Money Market Mutual Funds - 1.96%
Amdocs	28,475	1,768,013	BlackRock FedFund -
Analog Devices	56,515	6,378,848	Institutional Shares
Broadcom	46,623	13,420,897	(seven-day effective yield
Cisco Systems	257,253	14,079,457	2.29%)	6,419,789	6,416,178
Cognizant Technology			Fidelity Investments Money
Solutions Class A	54,351	3,445,310	Market Government
DXC Technology	48,033	2,649,020	Portfolio - Class I
Fidelity National Information			(seven-day effective yield
Services	83,574	10,252,858	2.26%)	6,419,789	6,416,148
Fiserv †	114,451	10,433,353	GS Financial Square
Intel	139,684	6,686,673	Government Fund -
Microsoft	65,392	8,759,912	Institutional Shares
ON Semiconductor †	403,455	8,153,826	(seven-day effective yield
Oracle	130,599	7,440,225	2.27%)	6,419,789	6,416,199

2 NQ-OPTLV [6/19] 8/19 (919186)

(Unaudited)

	Number of	Value
	shares	(US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government
Portfolio - Institutional
Share Class (seven-day
effective yield 2.25%)	6,419,789	$6,416,171
State Street Institutional US
Government Money Market
Fund - Investor Class
(seven-day effective yield
2.23%)	6,419,789	6,416,058
Total Short-Term
Investments
(cost $32,080,754)		32,080,754
Total Value of
Securities - 99.85%
(cost $1,316,791,722)		1,634,661,200
Receivables and Other
Assets Net of
Liabilities - 0.15%		2,459,827
Net Assets Applicable to
98,736,034 Shares
Outstanding - 100.00%		$1,637,121,027

† Non-income producing security.

GS - Goldman Sachs

(continues) NQ-OPTLV [6/19] 8/19 (919186) 3

Schedule of investments

Optimum Small-Mid Cap Growth Fund

June 30, 2019 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 98.17%G			Common StockG (continued)
Communication Services - 2.68%			Consumer Staples (continued)
Glu Mobile †	160,573	$1,152,914	MGP Ingredients	23,475	$1,556,627
IAC/InterActiveCorp †	25,602	5,569,203	Performance Food Group †	72,937	2,919,668
Lions Gate Entertainment					16,052,100
Class B	83,801	972,930	Energy - 2.09%
Sea ADR †	91,500	3,039,630	Berry Petroleum	65,051	689,541
Zynga Class A †	560,959	3,438,679	Callon Petroleum †	274,538	1,809,205
		14,173,356	Diamondback Energy	50,641	5,518,350
Consumer Discretionary - 13.82%			GasLog (Monaco)	91,137	1,312,373
At Home Group †	74,787	498,081	Parsley Energy Class A †	90,953	1,729,017
Boot Barn Holdings †	50,085	1,785,029			11,058,486
Burlington Stores †	13,603	2,314,550	Financials - 6.42%
Callaway Golf	69,608	1,194,473	Argo Group International
CarMax †	16,712	1,451,103	Holdings (Bermuda)	46,397	3,435,698
Chegg †	142,933	5,515,784	Essent Group †	70,957	3,334,269
Children’s Place	22,412	2,137,657	Evercore Class A	37,563	3,326,955
Dave & Buster’s			FirstCash	20,684	2,068,814
Entertainment	23,873	966,140	Focus Financial Partners
Delphi Technologies	114,334	2,286,680	Class A †	28,159	769,022
Eldorado Resorts †	61,859	2,849,844	Goosehead Insurance Class A	36,048	1,723,094
Extended Stay America	177,044	2,990,273	MSCI Class A	6,388	1,525,391
Five Below †	36,131	4,336,443	Signature Bank	12,133	1,466,152
Fox Factory Holding †	29,868	2,464,409	Stifel Financial	48,065	2,838,719
G-III Apparel Group †	108,005	3,177,507	SVB Financial Group †	29,806	6,694,130
Grand Canyon Education †	42,546	4,978,733	Tradeweb Markets Class A	58,678	2,570,683
Houghton Mifflin Harcourt †	146,292	842,642	Triumph Bancorp †	41,249	1,198,283
International Game			Virtu Financial Class A	59,770	1,301,791
Technology	163,964	2,126,613	Virtus Investment Partners	15,619	1,677,481
Lululemon Athletica
(Canada) †	23,527	4,239,801			33,930,482
Media General CVR =	49,291	0	Healthcare - 21.81%
Monro	21,165	1,805,376	ACADIA Pharmaceuticals †	51,600	1,379,268
Roku †	14,247	1,290,493	Allscripts Healthcare
ServiceMaster Global			Solutions †	127,929	1,487,814
Holdings †	49,100	2,557,619	Alnylam Pharmaceuticals †	21,288	1,544,657
Skyline Champion †	85,317	2,335,979	Amedisys †	16,335	1,983,232
Stitch Fix Class A †	44,029	1,408,488	AMN Healthcare Services †	40,496	2,196,908
Strategic Education	43,704	7,779,312	Array BioPharma †	175,525	8,132,073
Ulta Beauty †	19,903	6,904,152	AtriCure †	69,868	2,084,861
Wendy’s	143,720	2,814,038	Axogen †	60,610	1,200,078
		73,051,219	CareDx †	41,730	1,501,863
Consumer Staples - 3.03%			Cerus †	209,426	1,176,974
Central Garden & Pet			DexCom †	93,110	13,951,602
Class A †	70,751	1,743,305	Emergent BioSolutions †	30,894	1,492,489
Church & Dwight	61,800	4,515,108	Evolent Health Class A †	109,341	869,261
Energizer Holdings	32,968	1,273,884	Exact Sciences †	53,357	6,298,260
Freshpet †	34,057	1,549,934	Flexion Therapeutics †	72,091	886,719
Inter Parfums	37,503	2,493,574	Galapagos ADR †	7,362	949,183
			Glaukos †	21,456	1,617,782

(continues) NQ-OPTSG [6/19] 8/19 (919198) 1

Schedule of investments

Optimum Small-Mid Cap Growth Fund (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common StockG (continued)			Common StockG (continued)
Healthcare (continued)			Industrials (continued)
Haemonetics †	16,078	$1,934,827	Hub Group Class A †	34,046	$1,429,251
HealthEquity †	24,354	1,592,752	Iaa †	41,265	1,600,257
Horizon Therapeutics †	143,236	3,446,258	ICF International	26,450	1,925,560
ICON (Ireland) †	23,091	3,555,321	Kansas City Southern	11,953	1,456,114
Inogen †	15,504	1,035,047	KAR Auction Services	41,265	1,031,625
Inspire Medical Systems †	94,133	5,709,166	Knight-Swift Transportation
Insulet †	12,320	1,470,762	Holdings	49,221	1,616,418
Intercept Pharmaceuticals †	12,371	984,360	Kratos Defense & Security
Intra-Cellular Therapies †	107,616	1,396,856	Solutions †	169,758	3,885,761
Invitae †	67,382	1,583,477	Masonite International †	23,733	1,250,254
Ionis Pharmaceuticals †	18,017	1,157,953	Middleby †	42,320	5,742,824
Iovance Biotherapeutics †	63,590	1,559,227	PGT Innovations †	87,137	1,456,931
Ironwood Pharmaceuticals †	118,342	1,294,661	Schneider National Class B	95,137	1,735,299
Merit Medical Systems †	37,914	2,258,158	SPX †	83,835	2,768,232
Momenta Pharmaceuticals †	77,216	961,339	Tetra Tech	34,398	2,701,963
Novocure †	19,292	1,219,833	Wabash National	93,961	1,528,745
Pacira BioSciences †	28,484	1,238,769	Woodward	18,425	2,084,973
PetIQ †	61,849	2,038,543			78,624,400
Portola Pharmaceuticals †	44,547	1,208,560	Information Technology - 30.72%
Sage Therapeutics †	21,041	3,852,397	Advanced Micro Devices †	129,880	3,944,456
Sarepta Therapeutics †	14,080	2,139,456	Ambarella †	58,569	2,584,650
Syneos Health †	61,219	3,127,679	Anaplan †	30,149	1,521,620
Tabula Rasa HealthCare †	31,969	1,596,212	Benefitfocus †	39,564	1,074,163
Tactile Systems Technology †	44,324	2,522,922	Black Knight †	80,260	4,827,639
Tandem Diabetes Care †	114,081	7,360,506	Box Class A †	121,556	2,140,601
Teladoc Health †	39,496	2,622,929	Cabot Microelectronics	17,007	1,872,131
Vocera Communications †	31,529	1,006,406	Carbon Black †	111,684	1,867,356
Wright Medical Group			Ciena †	75,221	3,093,840
(Netherlands) †	223,819	6,674,283	Cornerstone OnDemand †	49,414	2,862,553
		115,301,683	Cree †	101,445	5,699,180
Industrials - 14.87%			CyberArk Software (Israel) †	18,712	2,392,142
AAR	37,684	1,386,394	Cypress Semiconductor	116,992	2,601,902
AGCO	22,997	1,783,877	Etsy †	84,009	5,155,632
AO Smith	43,693	2,060,562	Euronet Worldwide †	41,660	7,008,878
ASGN †	49,190	2,980,914	Everbridge †	16,841	1,505,922
Chart Industries †	98,372	7,562,839	Five9 †	82,340	4,223,219
CIRCOR International †	33,893	1,559,078	FormFactor †	85,663	1,342,339
Clean Harbors †	80,225	5,703,998	Keysight Technologies †	76,835	6,900,551
Copart †	37,009	2,766,053	LiveRamp Holdings †	110,780	5,370,614
CoStar Group †	11,367	6,298,000	Lumentum Holdings †	52,686	2,813,959
Dycom Industries †	21,372	1,258,170	Manhattan Associates †	20,379	1,412,876
Gardner Denver Holdings †	77,655	2,686,863	Mimecast †	37,651	1,758,678
Gates Industrial †	111,237	1,269,214	MongoDB †	9,107	1,385,084
Genesee & Wyoming			Nanometrics †	46,569	1,616,410
Class A †	31,197	3,119,700	New Relic †	21,360	1,847,854
GrafTech International	133,880	1,539,620	Nuance Communications †	125,002	1,996,282
Granite Construction	56,055	2,700,730	Okta †	24,832	3,067,000
Harsco †	63,199	1,734,181	PROS Holdings †	25,197	1,593,962

2 NQ-OPTSG [6/19] 8/19 (919198)

(Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common StockG (continued)			Short-Term Investments - 2.21%
Information Technology (continued)			Money Market Mutual Funds - 2.21%
PTC †	37,998	$3,410,700	BlackRock FedFund -
Q2 Holdings †	80,060	6,113,382	Institutional Shares
Rapid7 †	101,863	5,891,756	(seven-day effective yield
RealPage †	57,802	3,401,648	2.29%)	2,341,764	$2,341,323
RingCentral Class A †	37,821	4,346,389	Fidelity Investments Money
Semtech †	31,400	1,508,770	Market Government
Silicon Motion Technology			Portfolio - Class I
ADR	34,464	1,529,512	(seven-day effective yield
SS&C Technologies Holdings	66,955	3,857,278	2.26%)	2,341,764	2,341,318
Talend ADR †	21,217	818,764	GS Financial Square
			Government Fund -
Tech Data †	18,105	1,893,783	Institutional Shares
Teradyne	74,931	3,589,944	(seven-day effective yield
Tufin Software Technologies †	6,778	175,482	2.27%)	2,341,764	2,341,326
Twilio Class A †	42,571	5,804,556	Morgan Stanley Government
WEX †	36,752	7,648,091	Portfolio - Institutional
Zebra Technologies Class A †	53,619	11,232,644	Share Class (seven-day
Zendesk †	161,377	14,367,394	effective yield 2.25%)	2,341,764	2,341,321
Zuora Class A †	89,386	1,369,394	State Street Institutional US
		162,440,980	Government Money Market
			Fund - Investor Class
Materials - 2.37%			(seven-day effective yield
Boise Cascade	61,335	1,724,127	2.23%)	2,341,764	2,341,307
Element Solutions †	182,188	1,883,824	Total Short-Term
Ingevity †	34,379	3,615,639	Investments
Orion Engineered Carbons			(cost $11,706,594)		11,706,595
(Luxembourg)	94,290	2,018,749
Steel Dynamics	49,325	1,489,615	Total Value of
US Concrete †	36,012	1,789,436	Securities - 100.61%
		12,521,390	(cost $438,169,547)		531,974,413
Real Estate - 0.36%			Liabilities Net of
QTS Realty Trust Class A	41,234	1,904,186	Receivables and Other
		1,904,186	Assets - (0.61%)		(3,250,161)
			Net Assets Applicable to
Total Common Stock			35,182,969 Shares
(cost $424,100,657)		519,058,282	Outstanding - 100.00%		$528,724,252

			G Narrow industries are utilized for compliance purposes for diversification
Convertible Preferred Stock - 0.23%			whereas broad sectors are used for financial reporting.
Draftkings			= The value of this security was determined using significant unobservable
Series D =†	83,549	172,111	inputs and is reported as a Level 3 security.
Series D-1 =p†	100,507	207,044	p Restricted security. These investments are in securities not registered
Honest=p†	15,249	193,190	under the Securities Act of 1933, as amended, and have certain
MarkLogic=p†	83,588	637,191	restrictions on resale which may limit their liquidity. At
Total Convertible Preferred			June 30, 2019, the aggregate value of restricted securities was
Stock (cost $2,362,296)		1,209,536	$1,037,425 which represented 0.20% of the Fund’s net assets. The
			Fund has various registration rights (exercisable under a variety of
			circumstances) with respect to these securities.
			† Non-income producing security.

(continues) NQ-OPTSG [6/19] 8/19 (919198) 3

Schedule of investments

Optimum Small-Mid Cap Growth Fund (Unaudited)

Restricted Securities				Summary of abbreviations:
				ADR - American Depositary Receipt
Investment	Date of Acquisition	Cost	Value	CVR - Contingent Voting Rights
Draftkings Series D-1	8/18/15	$388,676	$207,044	GS - Goldman Sachs
Honest	8/3/15	697,718	193,190
MarkLogic	4/27/15	970,808	637,191
Total		$2,057,202	$1,037,425

4 NQ-OPTSG [6/19] 8/19 (919198)

Schedule of investments

Optimum Small-Mid Cap Value Fund

June 30, 2019 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 97.29%			Common Stock (continued)
Communication Services - 1.15%			Consumer Staples (continued)
AMC Networks Class A †	30,800	$1,678,292	J&J Snack Foods	16,704	$2,688,509
Cable One	2,832	3,316,244	Nomad Foods (United
Entercom Communications			Kingdom) †	176,205	3,763,739
Class A	206,300	1,196,540	Pilgrim’s Pride †	59,400	1,508,166
		6,191,076	Universal	25,300	1,537,481
Consumer Discretionary - 9.73%			Weis Markets	14,500	527,945
American Axle &					16,437,331
Manufacturing Holdings †	114,200	1,457,192	Energy - 3.90%
American Eagle Outfitters	62,200	1,051,180	Arch Coal Class A	10,300	970,363
Bed Bath & Beyond	38,700	449,694	Callon Petroleum †	391,290	2,578,601
Bloomin’ Brands	161,815	3,059,922	Carrizo Oil & Gas †	64,400	645,288
BorgWarner	41,200	1,729,576	Gulfport Energy †	150,700	739,937
Brinker International	33,200	1,306,420	HollyFrontier	28,800	1,332,864
Capri Holdings †	15,000	520,200	Laredo Petroleum †	107,200	310,880
Carter’s	38,460	3,751,388	McDermott International †	70,728	683,232
Children’s Place	42,560	4,059,373	PBF Energy Class A	50,100	1,568,130
Cooper-Standard Holdings †	17,300	792,686	Penn Virginia †	90,570	2,778,688
Dick’s Sporting Goods	47,100	1,631,073	Southwestern Energy †	230,000	726,800
Foot Locker	41,900	1,756,448	SRC Energy †	128,400	636,864
Goodyear Tire & Rubber	70,000	1,071,000	W&T Offshore †	179,300	889,328
Harley-Davidson	43,800	1,569,354	World Fuel Services	14,500	521,420
Haverty Furniture	43,900	747,617	WPX Energy †	569,040	6,549,650
Installed Building Products †	61,155	3,621,599			20,932,045
Kohl’s	36,100	1,716,555	Financials - 22.89%
Lear	11,700	1,629,459	Ally Financial	69,800	2,163,102
MDC Holdings	61,236	2,007,316	American Financial Group	18,100	1,854,707
Nautilus †	61,000	134,810	Annaly Capital Management	139,300	1,271,809
Nordstrom	28,400	904,824	Apollo Commercial Real
Office Depot	174,900	360,294	Estate Finance	77,600	1,427,064
Oxford Industries	35,254	2,672,253	Ares Capital	56,000	1,004,640
Penske Automotive Group	19,700	931,810	Assurant	61,485	6,540,774
PulteGroup	53,000	1,675,860	Assured Guaranty (Bermuda)	34,400	1,447,552
PVH	16,200	1,533,168	Axis Capital Holdings	25,900	1,544,935
Shoe Carnival	31,500	869,400	Banco Latinoamericano de
Signet Jewelers	12,800	228,864	Comercio Exterior
Sonic Automotive Class A	76,300	1,781,605	(Panama)	23,105	481,277
Tenneco Class A	26,400	292,776	BankUnited	34,200	1,153,908
Toll Brothers	49,500	1,812,690	Berkshire Hills Bancorp	44,099	1,384,268
Whirlpool	10,600	1,509,016	Cathay General Bancorp	33,600	1,206,576
Williams-Sonoma	47,020	3,056,300	Central Pacific Financial	34,200	1,024,632
Wyndham Destinations	12,500	548,750	Chemical Financial	158,381	6,511,043
		52,240,472	CIT Group	61,800	3,246,972
Consumer Staples - 3.06%			CNA Financial	60,200	2,833,614
BJ’s Wholesale Club			CNO Financial Group	127,400	2,125,032
Holdings †	155,810	4,113,384	Customers Bancorp †	37,700	791,700
Ingles Markets Class A	35,400	1,102,002	Everest Re Group (Bermuda)	33,410	8,258,284
Ingredion	14,500	1,196,105

(continues) NQ-OPTSV [6/19] 8/19 (919222) 1

Schedule of investments

Optimum Small-Mid Cap Value Fund (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock (continued)			Common Stock (continued)
Financials (continued)			Healthcare (continued)
First American Financial	30,200	$1,621,740	Teleflex	11,960	$3,960,554
First Busey	45,200	1,193,732	United Therapeutics †	6,900	538,614
First Hawaiian	257,665	6,665,794	Universal Health Services
First Horizon National	200,800	2,997,944	Class B	3,520	458,973
Hancock Whitney	31,300	1,253,878			24,609,784
Hanmi Financial	56,800	1,264,936	Industrials - 16.18%
HCI Group	17,300	700,131	ACCO Brands	146,000	1,149,020
Heritage Insurance Holdings	32,300	497,743	Acuity Brands	13,900	1,916,949
Hope Bancorp	122,400	1,686,672	Aircastle	55,700	1,184,182
Houlihan Lokey	118,945	5,296,621	Alaska Air Group	60,050	3,837,795
Ladder Capital	79,394	1,318,734	Albany International Class A	35,357	2,931,449
Lazard Class A	39,600	1,361,844	Allison Transmission Holdings	55,500	2,572,425
Legg Mason	40,000	1,531,200	Apogee Enterprises	36,200	1,572,528
Mercury General	101,445	6,340,313	Atlas Air Worldwide
MGIC Investment †	107,200	1,408,608	Holdings †	24,100	1,075,824
New Mountain Finance	71,900	1,004,443	Briggs & Stratton	39,700	406,528
New York Community			Cornerstone Building
Bancorp	219,170	2,187,317	Brands †	20,100	117,183
Oaktree Specialty Lending	4,294	23,273	Curtiss-Wright	33,725	4,287,459
OFG Bancorp	60,700	1,442,839	Deluxe	29,800	1,211,668
Preferred Bank	26,200	1,237,950	Ennis	45,800	939,816
Prospect Capital	160,841	1,050,292	Hawaiian Holdings	45,300	1,242,579
Radian Group	69,500	1,588,075	Herman Miller	46,400	2,074,080
Reinsurance Group of			Hubbell	40,120	5,231,648
America	21,200	3,307,836	Huntington Ingalls Industries	33,670	7,566,996
Renasant	67,825	2,437,631	IAA †	94,585	3,668,006
Santander Consumer USA			Interface	167,665	2,570,304
Holdings	88,500	2,120,460	JetBlue Airways †	109,300	2,020,957
Starwood Property Trust	15,300	347,616	KAR Auction Services	94,585	2,364,625
TCF Financial	163,600	3,401,244	ManpowerGroup	18,540	1,790,964
Universal Insurance Holdings	41,300	1,152,270	nVent Electric	197,030	4,884,374
Unum Group	75,700	2,539,735	Oshkosh	24,800	2,070,552
Washington Federal	43,100	1,505,483	Owens Corning	22,400	1,303,680
Western Alliance Bancorp †	140,450	6,280,924	Pentair (United Kingdom)	60,140	2,237,208
Zions Bancorp	214,773	9,875,263	Pitney Bowes	45,300	193,884
		122,914,430	Quanta Services	41,400	1,581,066
Healthcare - 4.58%			Regal Beloit	21,400	1,748,594
Cooper	12,010	4,046,049	Ryder System	31,700	1,848,110
Innoviva †	51,900	755,664	Snap-on	7,600	1,258,864
Jazz Pharmaceuticals †	13,300	1,896,048	Spirit AeroSystems Holdings
Lannett †	44,200	267,852	Class A	51,200	4,166,144
Lantheus Holdings †	56,200	1,590,460	Terex	34,700	1,089,580
Mallinckrodt †	41,000	376,380	Timken	37,000	1,899,580
Owens & Minor	54,900	175,680	Trinity Industries	47,700	989,775
PerkinElmer	41,775	4,024,603	Triton International	40,200	1,316,952
Quest Diagnostics	11,600	1,180,996	UniFirst	18,165	3,425,374
Select Medical Holdings †	83,200	1,320,384
STERIS	26,985	4,017,527

2 NQ-OPTSV [6/19] 8/19 (919222)

(Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock (continued)			Common Stock (continued)
Industrials (continued)			Materials (continued)
Wabash National	130,500	$2,123,235	PolyOne	130,389	$4,092,911
Woodward	26,531	3,002,248	Rayonier Advanced Materials	65,400	424,446
		86,872,205	Reliance Steel & Aluminum	21,500	2,034,330
Information Technology - 11.52%			RPM International	43,120	2,635,063
Amdocs	76,220	4,732,500	Schweitzer-Mauduit
Arrow Electronics †	18,700	1,332,749	International	32,700	1,084,986
Avnet	44,000	1,991,880	Steel Dynamics	26,600	803,320
Booz Allen Hamilton Holding	67,834	4,491,289	Summit Materials Class A †	186,421	3,588,604
CACI International Class A †	27,530	5,632,363	Trinseo	31,700	1,342,178
Ciena †	47,800	1,966,014	US Steel	34,000	520,540
Cirrus Logic †	27,400	1,197,380	Westrock	48,000	1,750,560
Coherent †	20,220	2,757,401			41,753,147
CSG Systems International	18,200	888,706	Real Estate - 12.85%
Diodes †	43,900	1,596,643	American Homes 4 Rent
Flex †	104,000	995,280	Class A	247,435	6,015,145
FLIR Systems	52,452	2,837,653	Americold Realty Trust	84,601	2,742,764
Genpact	81,025	3,086,242	Apple Hospitality REIT	68,979	1,094,007
Jabil	74,000	2,338,400	Brandywine Realty Trust	301,750	4,321,060
Juniper Networks	98,000	2,609,740	Brixmor Property Group	121,300	2,168,844
Methode Electronics	33,100	945,667	CBL & Associates Properties	63,700	66,248
MKS Instruments	41,930	3,265,928	City Office REIT (Canada)	93,700	1,123,463
Monolithic Power Systems	31,075	4,219,363	CoreCivic	56,200	1,166,712
NCR †	67,500	2,099,250	Franklin Street Properties	93,612	690,857
ON Semiconductor †	139,500	2,819,295	Gaming And Leisure
Sanmina †	59,300	1,795,604	Properties	56,700	2,210,166
SYNNEX	3,965	390,156	Hospitality Properties Trust	104,300	2,607,500
Tech Data †	23,100	2,416,260	Hudson Pacific Properties	153,805	5,117,092
Teradyne	28,900	1,384,599	Industrial Logistics Properties
TTM Technologies †	84,100	857,820	Trust	49,522	1,031,048
Western Union	51,400	1,022,346	Kite Realty Group Trust	75,900	1,148,367
Xerox	61,300	2,170,633	Lexington Realty Trust	201,200	1,893,292
			Mack-Cali Realty	26,300	612,527
		61,841,161	Medical Properties Trust	129,000	2,249,760
Materials - 7.77%			Office Properties Income Trust	45,688	1,200,224
Albemarle	51,682	3,638,930	Omega Healthcare Investors	39,200	1,440,600
Cabot	26,400	1,259,544	One Liberty Properties	51,100	1,479,856
Celanese Class A	19,000	2,048,200	Outfront Media	67,000	1,727,930
Chemours	49,500	1,188,000	Physicians Realty Trust	363,870	6,345,893
Clearwater Paper †	1,700	31,433	Piedmont Office Realty Trust
Cleveland-Cliffs	110,000	1,173,700	Class A	78,300	1,560,519
Domtar	45,500	2,026,115	Preferred Apartment
Eagle Materials	61,534	5,704,202	Communities Class A	72,100	1,077,895
Eastman Chemical	15,700	1,221,931	Retail Properties of America
Huntsman	70,700	1,445,108	Class A	286,620	3,370,651
Kronos Worldwide	88,300	1,352,756	Retail Value	5,200	180,960
Owens-Illinois	59,800	1,032,746	RPT Realty	104,000	1,259,440
Packaging Corp. of America	14,200	1,353,544	Senior Housing Properties
			Trust	123,300	1,019,691
			SITE Centers	50,650	670,606

(continues) NQ-OPTSV [6/19] 8/19 (919222) 3

Schedule of investments

Optimum Small-Mid Cap Value Fund (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock (continued)			Short-Term Investments (continued)
Real Estate (continued)			Money Market Mutual Funds (continued)
Spirit Realty Capital	27,960	$1,192,774	Morgan Stanley Government
STAG Industrial	211,630	6,399,691	Portfolio - Institutional
Summit Hotel Properties	63,000	722,610	Share Class (seven-day
VEREIT	205,200	1,848,852	effective yield 2.25%)	2,039,438	$2,038,691
Xenia Hotels & Resorts	60,500	1,261,425	State Street Institutional US
			Government Money Market
		69,018,469	Fund - Investor Class
Utilities - 3.66%			(seven-day effective yield
AES	44,700	749,172	2.23%)	2,039,438	2,038,668
Alliant Energy	139,042	6,824,181	Total Short-Term
IDACORP	63,580	6,385,339	Investments
National Fuel Gas	55,200	2,911,800	(cost $10,193,440)		10,193,440
South Jersey Industries	82,880	2,795,542
		19,666,034	Total Value of
			Securities - 99.19%
Total Common Stock			(cost $506,756,155)		532,669,594
(cost $496,562,715)		522,476,154	Receivables and Other
			Assets Net of
Short-Term Investments - 1.90%			Liabilities - 0.81%		4,364,926
Money Market Mutual Funds - 1.90%			Net Assets Applicable to
BlackRock FedFund -			40,975,550 Shares
Institutional Shares			Outstanding - 100.00%		$537,034,520
(seven-day effective yield
2.29%)	2,039,440	2,038,694	† Non-income producing security.
Fidelity Investments Money
Market Government			Summary of abbreviations:
Portfolio - Class I			GS - Goldman Sachs
(seven-day effective yield			REIT - Real Estate Investment Trust
2.26%)	2,039,438	2,038,687
GS Financial Square
Government Fund -
Institutional Shares
(seven-day effective yield
2.27%)	2,039,438	2,038,700

4 NQ-OPTSV [6/19] 8/19 (919222)